S-K 1605, De-SPAC Background and Terms	Dec. 05, 2025
De-SPAC Transactions, Background Summary [Line Items]
De-SPAC, Background, Transactions Description [Text Block]

Background of the Transactions

CCIX is a blank check company formed in order to effect a merger, amalgamation, share exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses. CCIX was incorporated under the laws of the Cayman Islands on December 18, 2023. The business combination is the result of an extensive search for a potential transaction, whereby CCIX evaluated potential targets utilizing CCIX’s global network and the investing, operating and transaction experience of the Sponsor, CCIX’s management team, and members of the CCIX Board.

The terms of the business combination are the result of arm’s-length negotiations between representatives of CCIX and representatives of PlusAI over the course of approximately six months. The following is a brief discussion of the background of these negotiations, the Merger Agreement, and the business combination.

On May 6, 2024, CCIX completed its initial public offering. Prior to the consummation of the CCIX IPO, neither CCIX, nor anyone on its behalf, contacted any prospective target business or held any substantive discussions, formal or otherwise, with respect to a business combination or other transaction involving CCIX. After the CCIX IPO, CCIX commenced an active search for prospective businesses and assets to acquire.

In evaluating potential businesses and assets to acquire, CCIX, together with the Sponsor and their advisors, surveyed the landscape of potential acquisition opportunities based on their knowledge of, and familiarity with, the M&A and capital markets marketplace. In general, CCIX looked for acquisition targets that were of a relevant size and positioned, operationally and financially, to be successful as a public company. CCIX further looked for those transactions that it believed, if entered into, would be well-received by the public markets. In particular, CCIX generally sought to identify companies that (1) were sourced through CCIX’s proprietary channels, (2) would benefit uniquely from CCIX’s capabilities, (3) have a committed and capable management team, (4) generate or have the future potential to generate stable free cash-flow and (5) have the potential to grow through both organic growth and acquisition opportunities. CCIX also sought to identify companies that it believed would benefit from being a publicly-held entity, particularly with respect to access to capital for both organic growth and for use in acquisitions, with a particular emphasis on companies with unique growth characteristics enabled by artificial intelligence. CCIX generally applied these criteria when evaluating potential targets.

CCIX’s selection process leveraged its Sponsor’s network of industry, venture capital sponsor and private equity sponsor relationships as well as relationships with management teams of public and private companies, investment bankers, attorneys, and accountants. CCIX deployed a proactive, thematic sourcing strategy with a focus on companies where it believed the combination of its operating experience, relationships, capital, and capital markets expertise could be catalysts to transform a target company and help accelerate the target’s growth and performance.

During the course of 2024 and 2025, following the closing of the CCIX IPO, representatives of Archimedes Advisor Group LLC, CCIX’s strategic advisor and affiliate of Michael Klein, Chairman of the Board of CCIX (“Archimedes”), at the direction of CCIX, and the Sponsor commenced a focused search for prospective business combination candidates (“targets”) for CCIX to partner with in its initial business combination. CCIX, with the assistance of Archimedes, developed a list of over a dozen targets leveraging the proprietary sourcing channels described above. Representatives of CCIX were also contacted by potential targets that it had not previously identified through its search process. The CCIX Board was updated on a regular basis regarding the search process.

Targets were initially evaluated by CCIX and Archimedes through the review of publicly available company-specific and industry information, as well as insights from discussion with CCIX’s network of advisors. If a potential target screened favorably against the evaluation criteria described above, then CCIX would initiate outreach to the target. CCIX contacted targets with the goal of receiving additional information to refine its initial evaluation and to determine if a potential business combination was in-line with the target’s strategic objectives. Following any initial discussions with a target, CCIX would update its evaluation criteria to determine if further review was warranted. If further review was not warranted, such target was removed from consideration. If further review was warranted, CCIX would seek additional information from the target, including business and financial information. In certain instances, it was requested by a target that CCIX enter into a non-disclosure agreement. CCIX did so on a selective basis, entering into less than 10 such agreements in 2024 and 2025 following the CCIX IPO. Prior to CCIX entering into a non-binding letter of intent with PlusAI, which contained an exclusivity provision (as described below), no target evaluated was deemed to fit CCIX’s criteria. CCIX’s exclusivity agreement with PlusAI precluded CCIX from participating in any discussions or negotiations with any potential target regarding a prospective business combination. As such, CCIX did not enter into exclusivity, nor did CCIX negotiate or agree to terms, with any of the potential targets (other than PlusAI, as described below).

During 2024 and 2025, representatives of CCIX conducted a comprehensive review of the autonomous driving technology landscape, with a particular focus on companies leveraging advancements in artificial intelligence to accelerate the commercial deployment of autonomous vehicles. Autonomous trucking emerged as a key area of interest. As part of this review, CCIX engaged with numerous companies and industry experts to evaluate the sector’s growth prospects, competitive dynamics, business models across hardware and software, and the broader OEM and fleet customer ecosystem. Prior to engaging with PlusAI, Archimedes had already developed a favorable thematic thesis around the autonomous trucking industry.

The PlusAI Board regularly evaluates and engages in discussions with third parties regarding various strategic alternatives for PlusAI, including financing and other capital raising transactions to fund operations and growth initiatives, an initial public offering of PlusAI, a potential business combination with a special purpose acquisition company, or SPAC, and other strategic transactions. Beginning in the winter of 2024, the PlusAI Board and management reviewed potential strategic alternatives in light of PlusAI’s financing plans and anticipated capital needs given PlusAI’s product development and deployment roadmap. The PlusAI Board determined to (1) explore a potential business combination with a SPAC, as it could provide PlusAI with financing to fund operations and growth initiatives in the medium and long-term, as well as enhanced ongoing access to capital and liquidity for PlusAI’s stockholders as a publicly listed company and (2) pursue other private financing alternatives to fund operations in the near term. The PlusAI Board determined that obtaining financing through a potential business combination with a SPAC could offer greater execution certainty and efficiencies relative to an initial public offering or direct listing. Over the following months, the PlusAI Board oversaw a process by PlusAI’s management and Northland Securities, Inc. (“Northland”), PlusAI’s financial advisor, to solicit interest and negotiate proposals with respect to a strategic transaction from a number of potential SPAC counterparties, including CCIX (as described below). As part of this process, the PlusAI Board evaluated a number of proposals from CCIX and other SPAC counterparties and determined to proceed with negotiations with respect to a business combination with CCIX based on a variety of factors, including its perspective that a CCIX presented the greatest opportunity to successfully execute a transaction based on CCIX’s investment philosophy, track record and capital markets relationships and reputation.

On January 27, 2025, representatives of Archimedes and Citigroup Global Markets Inc., CCIX’s capital markets advisor (“Citi”), held a telephone call during which PlusAI was raised as a potential target in the AI industry with which CCIX should consider pursuing a business combination.

On January 30, 2025, representatives of CCIX held a videoconference call with PlusAI management, in which PlusAI management provided a brief overview of PlusAI. Following the meeting, PlusAI and CCIX entered into a mutual confidentiality agreement, dated February 3, 2025, to facilitate further discussions and the exchange of information. Shortly thereafter, CCIX provided PlusAI with an initial list of key business due diligence questions and requests.

On February 5, 2025, representatives of CCIX and PlusAI management held a videoconference call at which PlusAI provided answers to CCIX’s initial due diligence questions, including questions regarding PlusAI’s technology, intellectual property, operations, OEM relationships, and the competitive landscape. Promptly after the meeting, PlusAI provided CCIX and its representatives (including Archimedes) with access to initial due diligence materials regarding PlusAI, including information related to PlusAI’s business, technology, and financial information.

During the remainder of February until the execution of the Merger Agreement on June 5, 2025, the representatives of CCIX and PlusAI, with the assistance of their respective financial, tax, and legal advisors, performed due diligence on each other through a series of meetings, telephonic discussions, product demonstrations, and a review of both public and non-public information, including as described below. During this time, certain representatives of CCIX provided periodic updates to members of the board of directors of CCIX regarding the status of ongoing due diligence and discussions with PlusAI.

On February 11, 2025, representatives of CCIX held a videoconference call with PlusAI management in which PlusAI reviewed certain PlusAI financial and accounting information with CCIX.

On February 18, 2025, after consideration and review of the business and financial due diligence materials provided to date, CCIX and its representatives internally discussed the opportunity and concluded it was in the best interests of CCIX to continue with further due diligence of PlusAI.

On March 6, 2025, representatives of CCIX, including Mr. Klein, and representatives of PlusAI management held a videoconference call in which Mr. Klein provided an update regarding CCIX’s continued interest in PlusAI and discussed CCIX’s process in conducting a potential transaction and certain differentiators of CCIX from other blank check companies.

On March 18, 2025, CCIX selected Willkie Farr & Gallagher LLP (“Willkie”) as its legal advisor in connection with a potential transaction with PlusAI.

On March 19, 2025, CCIX and its representatives met internally to discuss their level of continued interest in pursuing a potential transaction with PlusAI, including relative to other potential targets, and determined to continue to move forward with PlusAI.

On March 21, 2025, members of the CCIX and PlusAI teams, including Mr. Klein and PlusAI management, held a videoconference call to discuss and confirm each party’s continued mutual interest in exploring a potential transaction between CCIX and PlusAI.

On March 26, 2025, the CCIX Board held a meeting to discuss CCIX’s progress in identifying a target company, at which representatives of CCIX provided an update to the CCIX Board on their due diligence to date on PlusAI and also discussed their preliminary findings and preliminary views on potential transaction terms. The CCIX Board was supportive of CCIX continuing discussions with PlusAI based on the information and the preliminary terms presented, and instructed CCIX and its representatives to prepare a draft proposal letter consistent with the terms discussed with the CCIX Board.

On March 31, 2025, CCIX and PlusAI held a meeting at CCIX’s offices, at which PlusAI management confirmed to representatives of CCIX, including Mr. Klein, and Mr. Klein confirmed to PlusAI management, each party’s respective mutual interest in continuing to explore a potential business combination. At the end of the meeting, CCIX indicated that it had been working on a draft proposal letter for PlusAI’s consideration and would deliver the proposal letter promptly following the meeting.

On April 1, 2025, CCIX, at the direction of the CCIX Board, sent an initial non-binding letter of intent, which contemplated a business combination between CCIX and PlusAI whereby PlusAI would combine with CCIX in a transaction ascribing a pre-money equity value for PlusAI of $1.2 billion, with no earnout, together with detailed further transaction terms. CCIX indicated to PlusAI that the preliminary pre-money equity value was subject to additional due diligence and that CCIX would require a fairness opinion from an independent third-party valuation firm before entering into a transaction with PlusAI.

The initial letter of intent from CCIX provided that the consideration to be paid in the business combination would consist entirely of shares of Post-Closing Company Class A common stock (valued at $10.00 per share) and that no cash consideration would be paid to the existing shareholders of PlusAI such that 100% of funds in the trust account, net of transaction expenses, would be available to invest in PlusAI’s future growth initiatives after the closing. The letter of intent also provided, as a condition to Closing, that CCIX have at least $50 million of cash available at Closing prior to payment of transaction expenses. In addition, the proposal contemplated a post-Closing lock-up for the Sponsor and PlusAI’s shareholders, restricting the transfer of shares of Post-Closing Company Class A common stock by all such parties, with 50% being locked up for 180 days post-Closing and 50% being locked up for 360 days post-Closing, subject to early release based on stock price performance. The letter of intent did not contemplate vesting or forfeiture of any shares of Post-Closing Company Class A common stock by the Sponsor. Included in the proposal letter was a mutual 60-day exclusivity period to allow CCIX to complete its due diligence and to allow the parties to negotiate and finalize definitive documentation.

On April 2, 2025, PlusAI sent CCIX a revised letter of intent with respect to a business combination, accepting the pre-money equity valuation initially proposed by CCIX subject to increase for a Permitted Equity Financing and up to 30 million shares of additional Post-Closing Company Class A common stock consideration in the form of an earnout for the benefit of PlusAI stockholders payable upon the achievement of certain stock price performance after the Closing. PlusAI also proposed revisions to other transaction terms, including the vesting and forfeiture terms applicable Post-Closing Company Class A common stock by the Sponsor, the conditions to each party’s obligation to complete the business combination, the exclusivity period duration and terms.

On April 10, 2025, CCIX sent PlusAI a revised letter of intent, providing for an earnout of only up to 15 million shares of additional Post-Closing Company Class A common stock consideration, and also proposing further revisions to other transaction terms, including the vesting and forfeiture terms applicable Post-Closing Company Class A common stock by the Sponsor, the capital structure of the Post-Closing Company, the conditions to each party’s obligation to complete the business combination and the exclusivity period duration and terms. Between April 11, 2025 and April 17, 2025, CCIX and PlusAI and their representatives exchanged further drafts of letter of intent, continuing to negotiate these terms.

On April 17, 2025, CCIX and PlusAI executed the non-binding letter of intent encompassing the terms on which the parties settled, which included a mutual 45-day exclusivity period. The exclusivity period would automatically be extended for two successive 15-day periods to the extent CCIX and PlusAI continued to negotiate a business combination in good faith and neither party delivered written notice to other terminating the exclusivity period.

After entering into the non-binding letter of intent described above, CCIX and its advisors commenced an in-depth business, financial, and legal due diligence review of PlusAI, and representatives of each party and their respective advisors (acting at the direction of their respective clients) held several initial calls in furtherance of that review, including a project kick-off call with PlusAI management on April 23, 2025.

On April 24, 2025, CCIX engaged a “Big Four” accounting firm (the “accounting firm”) to aid CCIX in its evaluation of the proposed business combination with PlusAI, including with respect to financial, IT, cybersecurity and data privacy diligence. In furtherance of that evaluation, on April 28, 2025, representatives of CCIX, PlusAI management, and the accounting firm held a videoconference call to initiate the financial, IT, cybersecurity and data privacy due diligence process.

As part of its evaluation of the proposed business combination with PlusAI, CCIX engaged Ocean Tomo as its financial and technical advisor. CCIX and Ocean Tomo entered into an engagement letter, dated as of April 25, 2025, which also contemplated that Ocean Tomo would render a fairness opinion to CCIX with respect to the business combination.

On April 26, 2025, Wilson Sonsini Goodrich & Rosati (“Wilson Sonsini”), legal counsel to PlusAI, delivered a draft Merger Agreement to Willkie. From April 26, 2025 through June 5, 2025, the parties and their representatives negotiated the Merger Agreement and related transaction documents. Significant areas of discussion and negotiation included: (1) the conditions to each party’s obligation to complete the business combination, (2) the calculation of the Exchange Ratio, (3) the treatment of PlusAI equity awards in the transaction, (4) the terms of the Earnout, (5) the provisions with respect to the filing the Form S-4 and each party’s obligation to obtain required shareholder approvals, (6) the calculation of each party’s transaction expenses and related caps and (7) each party’s representations, warranties and covenants in the Merger Agreement, including restrictions on the operation of PlusAI’s business between signing the Merger Agreement and the Closing and related exceptions. The parties also negotiated the Voting and Support Agreements to be executed by PlusAI stockholders and the amendments to the Sponsor Agreement to be effected in connection with the execution of the Merger Agreement.

On April 28, 2025, representatives of CCIX and PlusAI held a videoconference call to discuss the parties’ review of the preliminary unit economics model. See “Proposal No. 1 — The Business Combination Proposal — Unaudited Prospective Unit Economics Information” for additional information about the Unit Economics.

On May 1, 2025, Willkie delivered an initial legal due diligence request list to PlusAI. Beginning on May 2, 2025, PlusAI and its representatives delivered to Willkie responses from PlusAI to the initial diligence request list sent by Willkie.

On May 1, 2025, representatives of PlusAI and CCIX, including each of their legal advisors, held a videoconference call to discuss the latest updates on the transaction workstreams. On the same day, CCIX held an introductory call with Ocean Tomo regarding the draft unit economics model and representatives of CCIX and PlusAI.

On May 2, 2025, CCIX engaged a leading Global Consulting Firm (the “Global Consulting Firm”) to provide business, commercial, and technical due diligence services. On the same day, representatives of CCIX, PlusAI management and the Global Consulting Firm held a videoconference call to initiate the Global Consulting Firm’s work plan.

At the principal offices of PlusAI, (1) beginning on May 5, 2025, representatives of CCIX, PlusAI management and the Global Consulting Firm held on-site diligence meetings throughout such week, with representatives of Ocean Tomo in attendance virtually, covering topics such as PlusAI’s technology and product roadmap, key OEM relationships, business model, its approach to deploying its technology, the readiness of its supply chain and ability to operate as a public company and (2) on May 6, 2025, representatives PlusAI, CCIX and Citi discussed investor engagement and marketing workstreams.

On May 12, 2025, representatives of Ocean Tomo, CCIX and PlusAI management held a videoconference call to conduct financial due diligence in connection with Ocean Tomo’s valuation analysis and fairness opinion.

On May 15, 2025, May 20, 2025, May 27, 2025 and May 29, 2025, representatives of CCIX and PlusAI, including each such parties’ legal advisors, held regular videoconference meetings to discuss ongoing legal and business workstreams, including regarding the negotiation of the Merger Agreement, the preliminary drafting of a Form S-4 and other ancillary legal documentation.

On May 15, 2025, representatives of Citi and PlusAI management held a due diligence videoconference call to assist Citi with its business due diligence. Further legal, business, financial, and legal due diligence was performed through a number of videoconference calls and review of data room and other available materials with representatives of Citi, PlusAI and their respective legal counsel in May and June 2025.

On May 27, 2025, the CCIX Board met via video conference to discuss the proposed business combination with PlusAI. Representatives of Archimedes, Willkie, the accounting firm, the leading Global Consulting Firm and Ocean Tomo attended the meeting. During the meeting, representatives of Archimedes provided the CCIX Board with an update on CCIX’s discussions and negotiations with PlusAI. Representatives of Archimedes provided the CCIX Board with the preliminary results of CCIX’s due diligence review of PlusAI, including technical capabilities, market opportunity and capabilities of its management team. Representatives of the Global Consulting Firm then presented their analysis of the PlusAI business, commenting on the status of the autonomous vehicle market, the PlusAI business model, and the primary risks to the PlusAI business. Representatives of the accounting firm presented to the CCIX Board regarding the results of their financial, IT, cybersecurity and data privacy diligence that they had conducted on PlusAI. Representatives of Ocean Tomo then reviewed with the CCIX Board the scope of their valuation analyses of the Merger Consideration, additional information regarding Ocean Tomo’s expertise and information regarding the methods that Ocean Tomo would use to evaluate the fairness of the transaction to CCIX’s shareholders. A discussion then ensued during which the directors asked questions of the representatives of Ocean Tomo. Following such discussion, the representatives of Ocean Tomo noted for the CCIX Board that Ocean Tomo expected to be in a position to render its opinion that the aggregate consideration payable in the proposed business combination is fair, from a financial point of view, to CCIX’s shareholders (other than Sponsor), assuming there are no material changes to the terms of the business combination. After discussion, the CCIX Board authorized CCIX management to continue to pursue the proposed business combination with PlusAI. Following the meeting, CCIX and PlusAI and their representatives continued to negotiate the terms of the business combination and the Merger Agreement.

On June 2, 2025, the CCIX Board met via video teleconference to discuss and evaluate the proposed business combination. Representatives of Ocean Tomo, Archimedes and Willkie attended the meeting. Representatives of Ocean Tomo reviewed its financial analyses of the Merger Consideration and rendered an oral opinion, confirmed by delivery of a written opinion dated June 5, 2025, to the CCIX Board to the effect that, as of that date and based on and subject to the matters considered, the procedures followed, the assumptions made and various limitations of and qualifications to the review undertaken, the Merger Consideration in connection with the Merger was fair, from a financial point of view, to CCIX’s shareholders (other than the Sponsor). See “Proposal No. 1 — The Business Combination Proposal — Opinion of CCIX’s Financial Advisor” for additional information about Ocean Tomo’s opinion. Representatives of Willkie then provided the CCIX Board with an update on the status of negotiations with respect to the Merger Agreement and related transaction documents.

Also on June 2, 2025, the PlusAI Board met via teleconference to discuss and evaluate the proposed business combination. Representatives of Northland and Wilson Sonsini attended the meeting. Representatives of Wilson Sonsini provided the PlusAI Board with an update on the status of negotiations with respect to the Merger Agreement and related transaction documents. Representatives of Wilson Sonsini also reviewed with the PlusAI Board its fiduciary duties with respect to the proposed business combination with CCIX.

On June 4, 2025, the CCIX Board met via video teleconference to discuss and evaluate the proposed business combination with PlusAI. Representatives of Archimedes, Willkie and Ogier, Cayman Islands counsel to CCIX, attended the meeting. Representatives of Willkie then provided the CCIX Board with a review of their key legal due diligence findings with respect to PlusAI. Willkie then provided an update on the status of negotiations with respect to the Merger Agreement and related transaction documents. Representatives of Ogier reviewed with the CCIX Board its fiduciary duties with respect to the proposed business combination with PlusAI. After discussion, the CCIX Board determined it would meet the following morning to continue its consideration of the business combination.

Also on June 4, 2025, the PlusAI Board met via teleconference to consider the proposed business combination. Representatives of Wilson Sonsini attended the meeting. Representatives of Wilson Sonsini reviewed with the PlusAI Board the updates to the terms of the business combination since the prior meeting of the PlusAI Board. Following discussion, upon a motion duly made and seconded, the PlusAI Board unanimously (1) determined Merger Agreement and the Transactions, including the Merger, are advisable, fair to, and in the best interests of PlusAI and its shareholders, (2) approved and authorized the Transactions and the Merger Agreement, and authorized the execution of the Merger Agreement by PlusAI and (3) recommended that each of the PlusAI stockholders adopt and approve the Merger Agreement and approve the Transaction when solicited by PlusAI.

Early in the morning on June 5, 2025, the CCIX Board met via video teleconference to consider the business combination. Representatives of Willkie confirmed that there were no material changes to the terms of the business combination reviewed with the CCIX Board at the previous meeting and that Ocean Tomo had informed representatives of Willkie that nothing had occurred since the June 2, 2025 meeting that would impact the conclusion of Ocean Tomo’s oral fairness opinion, which Ocean Tomo had delivered in writing that morning to the CCIX Board. CCIX’s management team confirmed its support of the business combination and recommended that the CCIX Board approve the Merger Agreement and other transaction documents. Upon a motion duly made and seconded, the CCIX Board unanimously (1) determined that it is in the best interests of CCIX and its shareholders, and declared it advisable, to enter into the Merger Agreement, (2) approved the Merger Agreement and the business combination, including the Merger, on the terms and subject to the conditions of the Merger Agreement and (iii) adopted a resolution recommending the Merger be adopted by CCIX’s shareholders.

Shortly thereafter, and before the markets opened, the parties executed the Merger Agreement and the other related agreements. Promptly following the execution of such documentation, CCIX and PlusAI publicly announced the execution of the Merger Agreement and the business combination.

On September 8, 2025, CCIX, Merger Sub I, Merger Sub II and PlusAI entered into Amendment No. 1 to the Merger Agreement (“Amendment No. 1”) to clarify that shares of PlusAI common stock issued as a result of the exercise of PlusAI options issued pursuant to PlusAI’s 2021 Plan will be exchanged, at the Effective Time, for the right to receive a number of shares of Post-Closing Company Class B common stock equal to the Exchange Ratio.

On September 18, 2025, CCIX, Merger Sub I, Merger Sub II and PlusAI entered into Amendment No. 2 to the Merger Agreement (“Amendment No. 2”) to remove the closing condition that CCIX must have $100 million in Available Closing SPAC Closing Cash.

On September 18, 2025, CCIX, the Sponsor and the Insiders entered into the Sponsor Agreement Amendment to remove certain provisions of the Sponsor Agreement which would have required 1,078,125 CCIX Founder Shares held by the Sponsor to become unvested as of the Closing and vested upon the occurrence of certain conditions or were forfeited.

In connection with PlusAI’s receipt of notice that certain holders of PlusAI options intended to exercise their PlusAI options prior to the consummation of the Transactions, on September 8, 2025, CCIX, Merger Subs and PlusAI entered into Amendment No. 1 to the Merger Agreement, which clarifies that shares of PlusAI common stock issued as a result of the exercise of PlusAI options issued pursuant to PlusAI’s 2021 Plan will be exchanged, at the Effective Time, for the right to receive a number of shares of Post-Closing Company Class B common stock equal to the Exchange Ratio. A copy of Amendment No. 1 to the Merger Agreement is attached to this proxy statement/prospectus as part of Annex A.

In connection with PlusAI’s efforts to obtain Permitted Equity Financing between the execution of the Merger Agreement and the anticipated consummation of the Transactions, and to reflect the parties desire to enhance closing certainty with respect the Transactions, on September 18, 2025 (1) CCIX, Merger Subs and PlusAI entered into Amendment No. 2 to the Merger Agreement, which removed the condition to PlusAI’s obligation to consummate the Transaction based on the Available Closing SPAC Cash being at least $100,000,000 and (2) CCIX, the Sponsor and the Insiders entered into Amendment No. 1 to the Sponsor Agreement, with the consent and agreement of PlusAI, which eliminated the vesting and forfeiture of Post-Closing Company Class A common stock held by the Sponsor based on the amount of the Available Closing SPAC Cash and the achievement of certain stock price performance of the Post-Closing Company common stock after the Closing. A copy of Amendment No. 2 to the Merger Agreement is attached to this proxy statement/prospectus as part of Annex A. A copy of Amendment No. 1 to the Sponsor Agreement is filed herewith as Exhibit 10.14.

De-SPAC Transactions, Material Terms [Line Items]
De-SPAC, Material Terms of the de-SPAC Transaction [Text Block]

SUMMARY OF THE MATERIAL TERMS OF THE TRANSACTIONS

This summary term sheet, together with the sections entitled “Questions and Answers About the Business Combination” and “Summary of the Proxy Statement/Prospectus,” summarizes certain information contained in this proxy statement/prospectus, but does not contain all of the information that is important to you. You should read carefully this entire proxy statement/prospectus, including the attached Annexes, for a more complete understanding of the matters to be considered at the extraordinary general meeting, as applicable. In addition, for definitions used commonly throughout this proxy statement/prospectus, including this summary term sheet, please see the section entitled “Frequently Used Terms.”

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Churchill Capital Corp IX, a Cayman Islands exempted company (“CCIX,” “we,” “us,” or “our”), is a special purpose acquisition company formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.
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On May 6, 2024, CCIX consummated its initial public offering (the “CCIX IPO”) of 28,750,000 units (“CCIX public units”), including 3,750,000 CCIX public units under the underwriters’ over- allotment option. Each CCIX public unit consists of one Class A ordinary share of CCIX, par value $0.0001 per share (the “ CCIX Class A Ordinary Shares”), and one-quarter of one redeemable warrant of CCIX (each, a “CCIX public warrant”), with each whole CCIX public warrant entitling the holder thereof to purchase one Class A Ordinary Share for $11.50 per share. The CCIX public units were sold at a price of $10.00 per unit, generating gross proceeds to CCIX of $287,500,000. Simultaneously with the consummation of the CCIX IPO, CCIX consummated the private placement of 725,000 units (the “CCIX private placement units”) at a price of $10.00 per unit, generating total proceeds of $7,250,000. Transaction costs amounted to $14,560,986, consisting of $5,750,000 of upfront discount to the underwriters, $10,062,500 of deferred underwriting fees, and $557,236 of other offering costs, offset by a reimbursement from the underwriters of $1,808,750.
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Following the consummation of the CCIX IPO, $287,500,000 was deposited into a U.S.-based trust account with Continental Stock Transfer & Trust Company acting as trustee. Except as described in the prospectus for the CCIX IPO, excluding permitted withdrawals of up to $1,000,000 per year to fund CCIX’s working capital requirements, these proceeds will not be released until the earlier of the completion of an initial business combination and CCIX’s redemption of 100% of the outstanding CCIX public shares upon its failure to consummate an initial business combination within the completion window.
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Plus Automation, Inc., a Delaware corporation (“PlusAI”), is an AI-first autonomous driving software company that aims to deliver physical AI to the heavy trucking industry at scale. See the sections entitled “Information About Plus Automation, Inc.,” “PlusAI’s Management’s Discussion and Analysis of Financial Condition and Results of Operations” and “Board of Directors and Management After the Business Combination.”
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On June 5, 2025, CCIX entered into the Merger Agreement, which, among other things, provides for the merger of Merger Sub I with and into PlusAI, with PlusAI continuing as the surviving corporation and a wholly owned subsidiary of CCIX, and immediately thereafter, the merger of PlusAI with and into Merger Sub II, with Merger Sub II continuing as the surviving entity as a wholly owned subsidiary of CCIX (collectively, the “Merger” and, together with the other transactions contemplated by the Merger Agreement and the related agreements, the “Transactions” or the “business combination”).
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Subject to the terms of the Merger Agreement, the value of the aggregate consideration to be paid to PlusAI stockholders and holders of PlusAI SAFEs, vested PlusAI RSUs, vested PlusAI options and vested PlusAI warrants, will be (1) (a) $1,200,000,000 plus (b) the amount of any net proceeds raised by PlusAI prior to the consummation of the Transactions (the “Closing”) through certain sales of its equity securities in a bona fide equity financing transaction (subject to certain limitations, a “Permitted Equity Financing”) minus (c) the amount if any by which the PlusAI transaction expenses exceed $12,000,000 (the sum of (a), (b) and (c), the “Equity Value”), which consideration will be paid entirely in shares of common stock, par value $0.0001 per share, of the Post-Closing Company (the “Post-Closing Company common stock”), in an amount equal to $10.00 per share, in addition to (2) the contingent right to receive up to an aggregate of 15,000,000 shares of Post-Closing Company common stock, which will be issued to certain eligible holders of pre-Closing securities of PlusAI during the five-year period following the Closing (the “Earnout Period”), in three equal separate tranches (such shares, the “Earnout Shares”), upon the satisfaction of certain price targets, which will be based upon (a) the volume-weighted average price of one share of Post-Closing Company Class A common stock as quoted on the Global Market tier of the Nasdaq Stock Market (“Nasdaq”) or the exchange on which the shares of Post-Closing Company Class A common stock are then traded, for any 15 trading days within any 180 consecutive trading day period within the Earnout Period or (b) if the Post-Closing Company undergoes a Change in Control, the price per share received by stockholders of the Post-Closing Company in such Change in Control transaction (or if consideration is not received by stockholders of the Post-Closing Company, the price per share implied by such transaction). At the Effective Time, each share of PlusAI common stock issued and outstanding immediately prior to the Closing (other than Excluded Shares and Dissenting Shares) will be automatically surrendered and exchanged for the right to receive a number of shares of Post-Closing Company common stock equal to the Exchange Ratio, which is based on the Per Share Equity Value (calculated in accordance with the Merger Agreement). Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, we estimate that the Exchange Ratio will be approximately shares of Post-Closing Company common stock for each issued and outstanding share of PlusAI common stock; see the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Structure of the Transactions.”
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Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, at the Closing, we estimate that approximately shares of Post-Closing Company common stock will be issued to holders of PlusAI common stock in the Merger, in exchange for all outstanding shares of PlusAI common stock (including shares of PlusAI common stock resulting from the conversion of PlusAI preferred stock and PlusAI SAFEs immediately prior to the Closing). We also estimate that we will reserve for issuance up to (1) shares of Post-Closing Company common stock in respect of the PlusAI options and unvested PlusAI RSUs assumed pursuant to the terms of the Merger Agreement and (2) shares of Post-Closing Company common stock in respect of the PlusAI warrants assumed pursuant to the terms of the Merger Agreement. The reserved shares referred to in clause (1) of the immediately preceding sentence are not included in the shares the sale and issuance of which are registered by this registration statement, are not subject to registration rights but will be registered in a registration statement on Form S-8 to the extent that such PlusAI options and unvested PlusAI RSUs were granted to service providers of PlusAI. Additionally, we will issue to Eligible PlusAI Equityholders up to an aggregate of 15,000,000 shares of Post-Closing Company Class A common stock to Eligible PlusAI Equityholders upon the occurrence of an Earnout Triggering Event during the Earnout Period. See the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Merger Consideration.”
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Upon completion of the business combination, (1) PlusAI stockholders are expected to hold an ownership interest of % of the issued and outstanding Post-Closing Company common stock, (2) the Sponsor is expected to hold an ownership interest of % of the issued and outstanding Post-Closing Company common stock and (3) CCIX public shareholders are expected to hold an ownership interest of % of the issued and outstanding Post-Closing Company common stock. These levels of ownership interest (1) reflect the fact that $1,000,000 of Permitted Equity Financing has occurred to date, and assumes no additional Permitted Equity Financing will occur prior to completion of the business combination, (2) assume that (a) no CCIX public shareholder exercises their redemption rights in connection with the Transactions, (b) no CCIX Class A Common Stock is issued to the Sponsor in connection with the conversion of unpaid amounts under the Working Capital Loans, and (c) there are no other issuances of equity interests of CCIX or PlusAI and (3) do not take into account (a) any assumed PlusAI options that may be exercised after the consummation of the business combination, for which an estimated shares of Post-Closing Company common stock are expected to be reserved, (b) any assumed unvested PlusAI RSUs that may vest after the consummation of the business combination, for which an estimated shares of Post-Closing Company stock are expected to be reserved, (c) any assumed PlusAI warrants that may be exercised after the consummation of the business combination, for which an estimated shares of Post-Closing Company stock are expected to be reserved, (d) any Earnout Shares (up to an aggregate of 15,000,000 shares) that may be issued upon the occurrence of an Earnout Triggering Event during the Earnout Period, or (e) the potential issuance of any shares of Post-Closing Company common stock reserved for issuance under the Post-Closing Company 2025 Equity Incentive Plan (the “Incentive Plan”) and Post-Closing Company 2025 Employee Stock Purchase Plan (the “ESPP”). The estimated Exchange Ratio of reflects PlusAI capital stock and PlusAI SAFEs, in each case, outstanding as of , 2025. If the actual facts are different from these assumptions, CCIX public shareholders’ percentage ownership in the Post-Closing Company will be different. For a table illustrating each scenario, see “Questions and Answers about the Business Combination — Questions and Answers for CCIX
shareholders about the extraordinary general meeting and the business combination — What equity stake will current CCIX shareholders and PlusAI stockholders hold in the Post-Closing Company immediately after the consummation of the business combination?”
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CCIX management and the CCIX Board considered various factors in determining whether to approve the Merger Agreement, the related agreements to which CCIX is a party and the Transactions, including the Domestication and Merger. For more information about the reasons that the CCIX Board considered in determining its recommendation, please see the section entitled “Proposal No. 1 — The Business Combination Proposal — The CCIX Board’s Reasons for Approval of the Transactions.” When you consider the CCIX Board’s recommendation of these proposals, you should keep in mind that our directors and officers, as well as the Sponsor, have interests in the Transactions that are different from, or in addition to, the interests of CCIX shareholders generally. Please see the section entitled “Proposal No. 1 — The Business Combination Proposal — Interests of Certain CCIX Persons in the Business Combination” for additional information. The CCIX Board was aware of and considered these interests, among other matters, including the fairness opinion of Ocean Tomo, in evaluating and negotiating the Transactions and in recommending to CCIX shareholders that they vote “FOR” the proposals presented at the extraordinary general meeting.
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At the extraordinary general meeting, CCIX shareholders will be asked to consider and vote on the following proposals:
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a proposal to approve by ordinary resolution the Merger Agreement and business combination — we refer to this proposal as the “business combination proposal.” Please see the section entitled “Proposal No. 1 — The Business Combination Proposal”;
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a proposal to approve, on a non-binding advisory basis, by special resolution the transfer of the registration of CCIX by way of continuation from the Cayman Islands to the State of Delaware— we refer to this proposal as the “domestication proposal.” Please see the section entitled “Proposal No. 2 — The Domestication Proposal”;
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a proposal to approve, on a non-binding advisory basis, by special resolution, and adopt with effect from the Domestication the Proposed Certificate of Incorporation and Proposed Bylaws of CCIX — we refer to this proposal as the “organizational documents proposal.” A copy of each of the Proposed Certificate of Incorporation and Proposed Bylaws is attached to this proxy statement/prospectus as Annex B and Annex C, respectively. Please see the section entitled “Proposal No. 3 — The Organizational Documents Proposal”;
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proposals to approve, on a non-binding advisory basis and as required by the applicable SEC guidance, by ordinary resolution, certain of the material differences between CCIX’s current articles of association and the Proposed Certificate of Incorporation and the Proposed Bylaws — we refer to these proposals as the “advisory organizational documents proposal.” A copy of each of the Proposed Certificate of Incorporation and Proposed Bylaws is attached to this proxy statement/prospectus as Annex B and Annex C, respectively. Please see the section entitled “Proposal No. 4 — The Advisory Organizational Documents Proposal”;
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a proposal to approve, by ordinary resolution, including for purposes of complying with applicable Nasdaq Listing Rules, the issuance of shares of common stock of the Post-Closing Company following the Domestication in connection with the Merger — we refer to this proposal as the “stock issuance proposal.” Please see the section entitled “Proposal No. 5 — The Stock Issuance Proposal”;
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a proposal to approve by ordinary resolution the Incentive Plan and the material terms thereof, including the authorization of the initial share reserve thereunder — we refer to this proposal as the “incentive plan proposal.” A copy of the Incentive Plan is attached to this proxy statement/prospectus as Annex D. Please see the section entitled “Proposal No. 6 — The Incentive Plan Proposal”;
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a proposal to approve by ordinary resolution the ESPP and the material terms thereof, including the authorization of the initial share reserve thereunder — we refer to this proposal as the “ESPP proposal.” A copy of the ESPP is attached to this proxy statement/prospectus as Annex E. Please see the section entitled “Proposal No. 7 — The ESPP Proposal”;
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a proposal to approve, by ordinary resolution, on a non-binding advisory basis, the election of directors to serve staggered terms on the Post-Closing Company Board following the consummation of the business combination until immediately following the date of the 2026, 2027 and 2028 annual stockholder meetings, as applicable, or in each case until their respective successors are duly elected and qualified, or until their earlier resignation, removal or death — we refer to this proposal as the “director election proposal” and, collectively with the business combination proposal, the domestication proposal, the organizational documents proposal, the stock issuance proposal, the incentive plan proposal and the ESPP proposal, the “condition precedent proposals.” Please see the section entitled “Proposal No. 8 — The Director Election Proposal”; and
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a proposal to approve by ordinary resolution the adjournment of the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the proposals at the extraordinary general meeting— we refer to this proposal as the “adjournment proposal.” Please see the section entitled “Proposal No. 9 — The Adjournment Proposal.”
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Upon consummation of the business combination, it is expected that each Class I director will have a term that expires at the annual meeting of stockholders of the Post-Closing Company in 2026, each Class II director will have a term that expires at the annual meeting of stockholders of the Post-Closing Company in 2027 and each Class III director will have a term that expires at the annual meeting of stockholders of the Post-Closing Company in 2028, or in each case until their respective successors are duly elected and qualified, or until their earlier resignation, removal or death. Please see the sections entitled “Proposal No. 8 — The Director Election Proposal” and “Management After the Business Combination” for additional information.
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An assumed Closing Date of , 2025 has been used throughout this proxy statement/prospectus for illustrative purposes only and is not intended to be a projection of the actual Closing Date.

De-SPAC, Brief Description [Text Block]

The Business Combination

Structure of the Transactions

On June 5, 2025, CCIX entered into the Merger Agreement with Merger Subs and PlusAI. Pursuant to the Merger Agreement, the parties thereto will effect the business combination by which (1) the transfer of the registration of CCIX by way of continuation from the Cayman Islands to the State of Delaware (the “Domestication”), and (2) following the Domestication, Merger Sub I will merge with and into PlusAI, with PlusAI continuing as the surviving corporation and a wholly owned subsidiary of CCIX, and immediately thereafter, PlusAI will merge with and into Merger Sub II, with Merger Sub II continuing as the surviving entity as a wholly owned subsidiary of CCIX (collectively, the “Merger”).

Merger Consideration

PlusAI will take all actions necessary or appropriate so that, immediately prior to the Closing, (1) all shares of PlusAI preferred stock will be converted into shares of PlusAI common stock (the “Preferred Conversion”) and (2) all PlusAI SAFEs will be converted into shares of PlusAI common stock in accordance with the terms of such PlusAI SAFEs, in each case pursuant to the terms of the Merger Agreement (the “SAFE Conversion” and, together with the Preferred Conversion, the “Conversion”). With respect to shares of PlusAI LV preferred stock, all such shares will convert into PlusAI Class B common stock, which will convert into Post-Closing Company Class B common stock in connection with the Merger. See the section entitled “Description of Securities” for more information regarding the low-voting rights of the Post-Closing Company Class B common stock. All of the PlusAI preferred stock and PlusAI SAFEs which convert into PlusAI common stock will no longer be outstanding, and each holder of PlusAI preferred stock and PlusAI SAFEs will thereafter cease to have any rights with respect to such PlusAI preferred stock and PlusAI SAFEs, respectively.

Subject to the terms of the Merger Agreement, the value of the aggregate consideration to be paid to PlusAI stockholders and holders of PlusAI SAFEs, vested PlusAI RSUs, vested PlusAI options and vested PlusAI warrants, will be (1) (a) $1,200,000,000 plus (b) the amount of any net proceeds raised by PlusAI prior to the Closing through certain sales of its equity securities in a Permitted Equity Financing minus (c) the amount if any by which the PlusAI transaction expenses exceed $12,000,000 (the sum of (a), (b) and (c), the “Equity Value”), which consideration will be paid entirely in shares of Post-Closing Company common stock in an amount equal to $10.00 per share, in addition to (2) the contingent right to receive up to an aggregate of 15,000,000 shares of Post-Closing Company common stock, which will be issued to Eligible PlusAI Equityholders during the Earnout Period, in three equal separate tranches, in each case that will be issued upon the occurrence of an Earnout Triggering Event during the Earnout Period.

Each share of PlusAI common stock issued and outstanding immediately prior to the Closing (after giving effect to the Conversion, but other than Excluded Shares and Dissenting Shares) other than shares of common stock resulting from conversion of the PlusAI LV preferred stock will be automatically surrendered and exchanged for the right to receive a number of shares of Post-Closing Class A common stock equal to the Exchange Ratio, which is based on the Per Share Equity Value. Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, we estimate that the Exchange Ratio will be approximately shares of Post-Closing Company common stock for each issued and outstanding share of PlusAI common stock; see the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Structure of the Transactions.”

At the Effective Time, by virtue of the Merger and without any further action on the part of CCIX, Merger Sub, PlusAI or any holder of any securities of CCIX or PlusAI, the following will occur:

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Each share of PlusAI common stock (including shares of PlusAI common stock issued upon the Conversion) issued and outstanding immediately prior to the Effective Time (other than Excluded Shares and Dissenting Shares) will be automatically surrendered and exchanged for (1) the right to receive a number of shares of Post-Closing Company common stock equal to the Exchange Ratio and (2) the contingent right to receive
Earnout Shares that may be issued during the Earnout Period, in each case in accordance with the terms of the Merger Agreement.
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Each issued and outstanding share of common stock of Merger Sub I will be converted into and become one validly issued, fully paid and nonassessable share of common stock of PlusAI, which will constitute the only outstanding shares of common stock of PlusAI as the surviving corporation of the first merger, and, immediately thereafter in the second merger, each issued and outstanding share of common stock of PlusAI will be cancelled and retired and each issued and outstanding membership interest of Merger Sub II will remain outstanding and constitute all of the membership interests of the surviving entity as a wholly owned subsidiary of CCIX, as the Post-Closing Company.
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Each share of PlusAI capital stock held in PlusAI’s treasury or owned by CCIX, Merger Sub I or PlusAI immediately prior to the Effective Time (each, an “Excluded Share”) will automatically be cancelled or surrendered (as applicable) and no consideration will be paid or payable with respect thereto.

For more information regarding the sources and uses of the funds utilized to consummate the business combination, please see the section entitled “Proposal No. 1 — The Business Combination Proposal — Sources and Uses of Funds for the Transactions.”

Exchange and Fractional Shares

Immediately prior to or at the Effective Time, CCIX will deposit, or cause to be deposited, with Continental Stock Transfer & Trust Company (the “Exchange Agent”) evidence in book-entry form of shares of Post-Closing Company common stock representing the number of shares of Post-Closing Company common stock sufficient to deliver the Merger Consideration (as defined in the Merger Agreement).

At or prior to the Effective Time, CCIX will instruct the Exchange Agent to issue to each PlusAI stockholder the portion of the Merger Consideration to which that PlusAI stockholder is entitled to at the Closing pursuant to the Merger Agreement at or promptly after the Closing.

Notwithstanding anything to the contrary as described in the Merger Agreement, no fraction of a share of CCIX Class A Common Stock will be issued by virtue of the Merger Agreement or the Transactions, and each PlusAI stockholder that would otherwise be entitled to a fraction of a share of CCIX Class A Common Stock (after aggregating all CCIX Class A Ordinary Shares to which such PlusAI stockholder otherwise would be entitled) will instead have the number of CCIX Class A Ordinary Shares issued to such PlusAI stockholder rounded up or down to the nearest whole share of CCIX Class A Common Stock (with 0.5 of a share or greater rounded up), as applicable.

Treatment of PlusAI Options, PlusAI RSUs and PlusAI Warrants

Except as the parties may otherwise mutually agree, at the Effective Time, each outstanding and unexercised PlusAI option (whether or not vested) will be assumed by the Post-Closing Company and become an option to purchase shares of Post-Closing Company common stock, on the same terms and conditions (including applicable vesting, exercise and expiration provisions) as applied to each such option immediately prior to the Effective Time, except that (1) the number of shares of Post-Closing Company common stock subject to such option will equal (a) the number of shares of PlusAI common stock that were subject to such option immediately prior to the Effective Time multiplied by (b) the Exchange Ratio, rounded down to the nearest whole share, and (2) the per share exercise price will equal (a) the exercise price per share of PlusAI common stock at which such option was exercisable immediately prior to the Effective Time, divided by (b) the Exchange Ratio, rounded up to the nearest whole cent. All incentive stock options will be adjusted in accordance with the requirements of Section 424 of the Code and will be adjusted in a manner that complies with or is exempt from Section 409A of the Code.

At the Effective Time, each outstanding PlusAI RSU that is unvested as of immediately prior to the Effective Time will be assumed by the Post-Closing Company and converted into the right to receive restricted stock units subject to shares of Post-Closing Company common stock, on the same terms and conditions (including applicable vesting, settlement and termination provisions) as applied to each such PlusAI RSU immediately prior to the Effective

Time, except that the number of shares of Post-Closing Company common stock subject to such PlusAI RSU will equal (1) the number of shares of PlusAI common stock that were subject to such PlusAI RSU immediately prior to the Effective Time multiplied by (2) the Exchange Ratio, rounded down to the nearest whole share. All PlusAI RSUs will be adjusted in a manner that complies with or is exempt from Section 409A of the Code.

At the Effective Time, each PlusAI warrant will be treated in accordance with the terms of such PlusAI warrant and the Merger Agreement and become a Post-Closing Company assumed warrant.

Earnout

Up to an aggregate of 15,000,000 shares of Post-Closing Company common stock will be issued to Eligible PlusAI Equityholders upon the occurrence of an Earnout Triggering Event during the Earnout Period (such shares, the “Earnout Shares”), in three equal separate tranches. Please see the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Earnout.”

Material Differences in Security Holders' Rights, SPAC Versus the Combined Company [Text Block]

CCIX is incorporated under the laws of the Cayman Islands and the rights of CCIX shareholders are governed by the laws of the Cayman Islands, including the Cayman Act and CCIX’s current articles of association. As a result of the Transactions, CCIX’s current shareholders who will hold CCIX Class A Ordinary Shares and Plus’s shareholders who receive CCIX Class A Ordinary Shares in the business combination will each become stockholders in the Post-Closing Company. The Post-Closing Company will be incorporated under the laws of the State of Delaware and the rights of Post-Closing Company stockholders will be governed by the laws of the State of Delaware, including the DGCL, the Proposed Certificate of Incorporation and the Proposed Bylaws. Thus, following the business combination and the Domestication, the rights of stockholders of the Post-Closing Company will be governed by Delaware law, including the DGCL, rather than by the laws of the Cayman Islands. Certain differences exist between the DGCL and the Companies Act that will alter certain of the rights of shareholders of CCIX and affect the powers of the Post-Closing Company Board and management.

This section describes the material differences between the rights of CCIX shareholders under CCIX’s current articles of association and the proposed rights of the Post-Closing Company’s stockholders under the Proposed Certificate of Incorporation and the Proposed Bylaws, which are attached to this proxy statement/prospectus as Annex B and Annex C, respectively. The summary set forth below is not intended to be complete or to provide a comprehensive discussion of each company’s governing documents and is qualified in its entirety by reference to the full text of those documents, as well as the relevant provisions of the Companies Act and the DGCL.

Provision	CCIX	Post-Closing Company
Authorized Capital

The aggregate number of shares which CCIX has the authority to issue is: 500,000,000 CCIX Class A Ordinary Shares, par value $0.0001 per share, 50,000,000 CCIX Class B Ordinary Shares, par value $0.0001 per share, and 5,000,000 preferred shares, par value $0.0001 per share. As of the date of this proxy statement/prospectus, no preferred shares are outstanding.

The aggregate number of shares which the Post-Closing Company has the authority to issue is, each with a par value of $0.0001, (1) 1,000,000,000 shares of Post-Closing Company common stock and (2) 100,000,000 shares of Post-Closing Company preferred stock. Of the shares of Post-Closing Company common stock, will be designated as a series of common stock denominated as Class A common stock and will be denominated as a series of common stock denominated as Class B common stock.

Upon the consummation of the business combination, we expect there will be approximately shares of Post-Closing Company Class A common stock (assuming no redemptions by CCIX’s public shareholders) outstanding.

Immediately following the consummation of the business combination, the Post-Closing Company is not expected to have any preferred stock outstanding.

Voting Rights	Only holders of CCIX Class B Ordinary Shares have the right to vote on the election and removal of	The holders of Post-Closing Company common stock will possess all voting power for the

Provision	CCIX	Post-Closing Company

directors prior to the initial business combination. Subject to certain exceptions, with respect to any other matter submitted to a vote of CCIX’s shareholders, including any vote in connection with the initial business combination, except as required by applicable law or stock exchange rule, holders of CCIX Class A Ordinary Shares and holders of CCIX Class B Ordinary Shares will vote together as a single class, with each share entitling the holder to one vote.

election of directors and all other matters requiring stockholder action. The holders of Post-Closing Company Class A common stock will be entitled to one vote per share on matters to be voted on by the post-combination stockholders and the holders of Post-Closing Company Class B common stock will be entitled to one fourth of one vote per share on matters to be voted on by the post-combination stockholders. The holders of Post-Closing Company Class A common stock and Post-Closing Company Class B common stock will at all times vote together as one class on all matters submitted to a vote of the common stock (except as may be required by applicable law).

Number of Directors

CCIX’s current articles of association provides there shall be up to nine (9) directors and the directors may from time to time fix the maximum and minimum number of directors to be appointed by resolution of the CCIX Board. For so long as the CCIX shares are traded on a designated stock exchange, the CCIX Board shall be divided into three classes, as nearly equal in number as possible and designated Class I, Class II and Class III. The CCIX Board is authorized to assign members of the board already in office to Class I, Class II or Class III. At each succeeding annual meeting of the shareholders of CCIX, successors to the class of directors whose term expires at that annual meeting shall be elected for a three- year term or until the election and qualification of their respective successors in office, subject to their earlier death, resignation or removal.

The Proposed Certificate of Incorporation provides that, subject to any rights of the holders of any series of Post-Closing Company preferred stock, the number of directors shall be one or more and shall be fixed only by a resolution of a majority of the total number of authorized directorships whether or not there exist any vacancies or other unfilled seats in previously authorized directorships of the Post-Closing Company Board (the “Post-Closing Company Whole Board”). Subject to the special rights of the holders of any series of Post-Closing Company preferred stock to elect directors, the Post-Closing Company Board shall initially consist of seven directors and be divided into three classes, as nearly equal in number as is practicable and designated Class I, Class II and Class III. Subject to a director’s earlier death, disqualification, resignation or removal, each (1) Class I director shall serve for a term ending on the first annual meeting held after the effectiveness of the Proposed Certificate of Incorporation, (2) Class II director shall serve for a term ending on the second annual meeting held after the effectiveness of the Proposed

Provision	CCIX	Post-Closing Company

Certificate of Incorporation, and (3) Class III director shall serve for a term ending on the third annual meeting held after the effectiveness of the Proposed Certificate of Incorporation. At each election after the end of the applicable initial term, each Class I, Class II, and Class III director shall be elected for a full term of three years.

Election of Directors

Prior to the closing of the initial business combination, the holders of CCIX Class B Ordinary Shares shall have the exclusive right to elect and remove any director, and the holders of CCIX Class A Ordinary Shares shall have no right to vote on the election or removal of any director (“CCIX Class B Appointment Right”).

The Proposed Bylaws require that directors be elected by a plurality of the voting power of the shares present in person or represented by proxy at the meeting and entitled to vote generally on the election of directors.

Quorum

Board of Directors: The quorum necessary for the transaction of the business of the CCIX Board may be fixed by the directors, and unless so fixed, if there be two (2) or more directors the quorum shall be two (2), and if there be one director the quorum shall be one.

Shareholders: A quorum consists of the holders present in person or by proxy of the outstanding shares of the company representing at least one-third (1/3) of the paid up voting share capital of CCIX present in person or by proxy and entitled to vote at the meeting.

Board of Directors: A majority of the Post-Closing Company Whole Board shall constitute a quorum.

Stockholders: The holders of a majority of the voting power of the capital stock of the Post-Closing Company issued and outstanding and entitled to vote at the meeting, present in person or represented by proxy, shall constitute a quorum.

Provision	CCIX	Post-Closing Company
Manner of Acting by Board

CCIX’s current articles of association provides that the act of a majority of the directors present at any meeting at which there is a quorum shall be the act of the CCIX Board, except as may be otherwise specifically provided by applicable law, CCIX’s current articles of association. In case of an equality of votes the chairman shall have a second or casting vote.

The Proposed Bylaws provide that the act of a majority of the directors present at a meeting at which a quorum is present shall be the act of the Post-Closing Company Board, except as may be otherwise specifically provided by statute, the Proposed Certificate of Incorporation or the Proposed Bylaws.

The Proposed Bylaws provide that a majority of the Post-Closing Company Whole Board shall constitute a quorum for the transaction of business.

Removal of Directors

CCIX’s current articles of association provides that prior to the closing of the initial business combination, the holders of CCIX Class B Ordinary Shares shall have the exclusive right to elect and remove any director (“CCIX Class B Removal Right”), and the holders of CCIX Class A Ordinary Shares shall have no right to vote on the election or removal of any director.

The Proposed Certificate of Incorporation provides that, subject to the special rights of holders of any outstanding series of Post-Closing Company preferred stock, any director or the entire Post-Closing Company Board may be removed from office at any time, but only for cause and only by the affirmative vote of the holders of at least a majority of the voting power of the issued and outstanding capital stock of the Post-Closing Company entitled to vote in the election of directors, voting together as a single class.

Nomination of Director Candidates

CCIX’s current articles of association provides that prior to the closing of the initial business combination, the holders of CCIX Class B Ordinary Shares shall have the exclusive right to elect and remove any director (“CCIX Class B Removal Right”), and the holders of CCIX Class A Ordinary Shares shall have no right to vote on the election or removal of any director.

The Proposed Bylaws provide that nomination for election to the Post-Closing Company Board at a meeting of stockholders may be made (1) pursuant to the Post-Closing Company’s notice of meeting (or any supplement thereto); (2) by or at the direction of the Post-Closing Company Board (or any committee thereof); (3) in the certificate of designations for any class or series of Post-Closing Company preferred stock; or (4) by any stockholder of the Post-Closing Company who (a) is a stockholder of record at the time of giving such notice; (b) is as stockholder of record on the record date for the determination of stockholders entitled to notice of the annual meeting; (c) is a stockholder of

Provision	CCIX	Post-Closing Company

record on the record date for the determination of stockholders entitled to vote at the annual meeting; (d) is a stockholder of record at the time of the annual meeting; and (e) timely complies with the notice procedures set forth therein.

Meetings of the Board	A director may, and a secretary or assistant secretary on the requisition of a director shall, at any time summon a meeting of the directors.

The Proposed Bylaws provide that special meetings of the Post-Closing Company Board may be called by the chairperson of the Post-Closing Company Board, the chief executive officer, the president, or the secretary or by a majority of the Post-Closing Company Whole Board.

Meetings of Stockholders	CCIX’s current articles of association provides that general meetings may be called only by a majority vote of the CCIX Board, by CCIX’s chief executive officer or by CCIX’s chairman.

The Proposed Certificate of Incorporation provides that special meetings of stockholders may be called at any time by a resolution adopted by the majority of the Post-Closing Company Whole Board, the chairperson of the Post-Closing Company Board, the chief executive officer, or the president, and may not be called by any other person or persons. The Post-Closing Company Board acting pursuant to a resolution adopted by the majority of the Post-Closing Company Whole Board may cancel, postpone, or reschedule any previously scheduled special meeting of stockholders at any time, before or after the notice for such meeting has been sent to the stockholders.

Manner of Acting by Stockholders

Except as stated in CCIX’s current articles of association, as prescribed by the Companies Act or by applicable stock exchange rules, matters presented to the shareholders at a meeting at which a quorum is present shall be determined by ordinary resolution, which requires the approval of a simple majority of the votes cast by the shareholders present in person or represented by proxy at the meeting and entitled to vote thereon, unless the matter is one upon which, by

The Proposed Bylaws provide that, when a quorum is present at any meeting, in all matters other than the election of directors, the affirmative vote of the a majority of the voting power of the shares present in person or represented by proxy at the meeting and entitled to vote on the subject matter shall be the act of the stockholders (or if there are two or more classes or series of capital stock entitled to vote as separate classes or series, then in the case of each such class or series, the holders

Provision	CCIX	Post-Closing Company

applicable law (including the Companies Act), CCIX’s current articles of association, or applicable stock exchange rules, a different vote is required, in which case such provision shall govern and control the decision of such matter.

of a majority of the voting power of the shares of capital stock of the class, classes or series present in person or represented at the meeting and entitled to vote on the subject matter), except when a different vote is required by applicable law, the Proposed Certificate of Incorporation, the Proposed Bylaws, or the rules of any stock exchange applicable to the Post-Closing Company.

The Proposed Certificate of Incorporation does not provide any stockholders with the ability to act pursuant to written consent.

Stockholder Action Without Meeting

Subject to limited exceptions, CCIX’s current articles of association provides that actions required or permitted to be taken by its shareholders may be effected by a duly called annual general meeting or extraordinary general meeting or by a unanimous written resolution of all the CCIX shareholders who are entitled to vote on such matter.

The Proposed Certificate of Incorporation does not provide any stockholders with the ability to act pursuant to written consent.
Anti-Takeover Provisions

CCIX’s current articles of association provides for a classified board. In addition, prior to the closing of CCIX’s initial business combination, only holders of CCIX Class B Ordinary Shares have the right to appoint and remove directors.

CCIX’s authorized but unissued ordinary shares and preferred shares are available for future issuances generally without shareholder approval and could be utilized for a variety of corporate purposes, including future offerings to raise additional capital, acquisitions and employee benefit plans. The existence of authorized but unissued and unreserved ordinary shares and preferred shares could render more difficult or discourage an attempt to obtain control of us by means of a proxy contest, tender offer, merger or otherwise.

The Proposed Certificate of Incorporation also provides for a classified board.

The Post-Closing Company is subject to Section 203 of the DGCL.

The Proposed Certificate of Incorporation authorizes the Post-Closing Company Board to issue, without action by stockholders, up to 100,000,000 shares of Post-Closing Company preferred stock.

The Proposed Certificate of Incorporation and the Proposed Bylaws will authorize the Post-Closing Company Board to fill vacancies on the board and newly-created directorships resulting from an increase in the authorized number of directors. In addition, the number of directors constituting the Post-Closing Company Board will be set only by resolution adopted by a

Provision	CCIX	Post-Closing Company

majority vote of the Post-Closing Company Whole Board.

For more information about the anti- takeover provisions in the Post-Closing Company’s governing documents, please see the section entitled, “Description of Securities — Anti takeover effects of Delaware law and the Post-Closing Company’s Certificate of Incorporation and Post-Closing Company’s Bylaws”

Amendment of Certificate of Incorporation

CCIX may at any time and from time to time by special resolution alter or amend the CCIX current articles of association in whole or in part. Special resolutions require (a) that such resolution be passed by a majority of not less than two-thirds of votes cast at a general meeting, other than with respect to amending the CCIX Class B Appointment Right or CCIX Class B Removal Right (except where such amendment is proposed in respect of the consummation of the initial business combination) where such majority shall be at least 90% of such shareholders entitled to vote or (b) approval in writing as described above in “Stockholder Action Without Meeting.”

The Proposed Certificate of Incorporation requires the approval by the affirmative vote of holders of at least 66 2⁄3% of the voting power of the outstanding shares of the capital stock of the Post-Closing Company entitled to vote thereon for certain provisions of the Proposed Certificate of Incorporation, which generally relate to:

•
Amendments that effect the voting rights of the Post-Closing Company common stock;
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Amendments that effect the classification of the Post-Closing Company Board;
•
Amendments that effect the provisions for removal of directors and appointment of directors to vacancies;
•
Amendments that effect the cumulation of votes;
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Amendments that would permit stockholder action by written consent;
•
Amendments that alter which parties may call a special meeting of the Post-Closing Company’s stockholders;
•
Amendments that alter the advance notice provisions for stockholder proposals before any meeting of the stockholders; and
•
Amendments that alter the Post-Closing Company stockholders’ ability to amend, alter or repeal the above listed provisions by an affirmative

Provision	CCIX	Post-Closing Company
vote of at least 66 2⁄3% in voting power of the outstanding shares of capital stock.
Amendment to Bylaws	See “Amendment of Certificate of Incorporation” above.

The Proposed Certificate of Incorporation provides that the Proposed Bylaws may be adopted, amended, altered or repealed by the affirmative vote of a majority of the Post-Closing Company Whole Board, or by the stockholders of the Post-Closing Company in accordance with the amendment provisions of the Proposed Bylaws.

The Proposed Bylaws provide that amendments to certain provisions of the Proposed Bylaws, including those relating to the provisions related to the meetings of stockholders, the powers of the Post-Closing Company’s Board, the number of directors, the resignation, appointment, and removal of directors, the lock-up restrictions, the indemnification of the Post-Closing Company’s directors and officers, forum selection, and the amendment provisions, can only be adopted, amended, or repealed with the affirmative vote of 66 2/3% of the total voting power of outstanding voting securities, voting together as a single class.

Provision	CCIX	Post-Closing Company
Liquidation

CCIX’s current articles of association provides that if CCIX shall be wound up, after satisfaction of creditors’ claims and subject to the rights attaching to CCIX’s shares: (a) if the assets available for distribution are insufficient to repay the whole of CCIX’s issued share capital, such assets shall be distributed so that, as nearly as may be, the losses shall be borne by CCIX’s shareholders in proportion to the par value of their shares; or (b)

if the assets available for distribution are more than sufficient to repay the whole of CCIX’s issued share capital at the commencement of the winding up, the surplus shall be distributed amongst the shareholders in proportion to the par value of their shares (subject to a deduction from those shares in respect of which there are monies due, of all monies payable to CCIX for unpaid calls or otherwise).

If CCIX shall be wound up, the liquidator may, by ordinary resolution, divide among the shareholders in specie or kind the whole or any part of CCIX’s assets.

The Post-Closing Company’s organizational documents do not contain a liquidation or similar provision. Under the DGCL, in the event of liquidation, after payment or provisions of the debts and other liabilities, any remaining assets shall be distributed to the stockholders of the dissolved corporation subject to obligations provided therein.

Redemption Rights

CCIX’s current articles of association provides that, prior to the consummation of the initial business combination, CCIX shall provide holders of CCIX public shares, except for the Sponsor and CCIX's directors and officers, with the opportunity to have their CCIX public shares redeemed upon:

(a) the consummation of an initial business combination; and/or

(b) any amendment to CCIX's current articles of association that would affect the substance or timing of CCIX's obligation to redeem 100% of the CCIX public shares if CCIX has not consummated an initial business combination within the completion window, or any amendment is made with respect to any other provision of CCIX's current articles of association relating to the rights of holders of CCIX Class A Ordinary Shares or pre-initial business combination activity,

The Post-Closing Company’s organization documents do not provide any stockholders of the Post-Closing Company with redemption rights. However, the Proposed Certificate of Incorporation provides that each share of Post-Closing Company Class B common stock will be convertible into a share of Post-Closing Company Class A common stock and each share of Post-Closing Company Class A common stock will be convertible into a share of Post-Closing Company Class B common stock under certain specified circumstances.

Provision	CCIX	Post-Closing Company

pursuant to, and subject to certain limitations set forth in CCIX’s current articles of association for cash equal to the applicable redemption price per share.

In the event that either CCIX does not consummate a business combination within the completion window, or such later time as the shareholders of CCIX may approve in accordance with the CCIX current articles of association, or a resolution of the CCIX shareholders is passed pursuant to the Companies Act to commence the voluntary liquidation of CCIX prior to the consummation of a business combination for any reason, CCIX shall, amongst other things, as promptly as reasonably possible but not more than ten (10) business days thereafter, subject to lawfully available funds, redeem the public shares, pursuant to, and subject to certain limitations set forth in CCIX’s current articles of association for cash equal to the applicable redemption price per share.

De-SPAC Transaction, Accounting Treatment [Text Block]

Expected Accounting Treatment for the Business Combination

In May 2025, the FASB issued Accounting Standards Update No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (“ASU 2025-03”). ASU 2025-03 changes how companies determine the accounting acquirer in certain business combinations involving variable interest entities. The new guidance requires considering the factors used for other acquisition transactions to assess which party is the accounting acquirer. CCIX and PlusAI have elected to early adopt ASU 2025-03 as of July 1, 2025. For purposes of these pro forma financial statements, management has assessed the business combination as if ASU 2025-03 had already been adopted as the closing of the business combination will occur after the adoption date. The adoption of the ASU 2025-03 will not have any retrospective impact to CCIX’s or PlusAI’s historical financial statements.

As of the anticipated Closing Date, PlusAI is determined to be a business, and CCIX is not a business. The business combination will be affected by the exchange of equity interests. Subsequent to the adoption of ASU 2025-03, the business combination is assessed by utilizing factors in ASC 805, Business Combinations (“ASC 805”), to identify the accounting acquirer under each redemption scenario. These factors apply regardless of whether the Post-Closing Company is viewed as a variable interest entity.

Based on the assessment of ASC 805 factors further discussed below, the business combination is expected to be accounted for as a reverse recapitalization in accordance with GAAP, as PlusAI has been determined to be the accounting acquirer under all redemption scenarios presented. Under this method of accounting, CCIX, the legal acquirer, will be treated as the accounting acquiree for financial reporting purposes. PlusAI, the legal acquiree, will be treated as the accounting acquirer. Accordingly, the consolidated assets, liabilities, and results of operations of PlusAI will become the historical financial statements of the Post-Closing Company, and CCIX’s assets, liabilities, and results of operations will be consolidated by the Post-Closing Company starting from the Closing Date. For accounting purposes, the financial statements of the Post-Closing Company will represent a continuation of the financial statements of PlusAI, with the business combination being treated as the equivalent of PlusAI issuing stock for the net assets of CCIX, accompanied by recapitalization. The net assets of CCIX will be stated at historical carrying values, and no goodwill or other intangible assets will be recorded as of the Closing Date. The number of shares and per share amounts in the financial statements of the Post-Closing Company will be adjusted to reflect the Exchange

Ratio as if the Closing took place at the beginning of the earliest period presented. The statement of operations prior to the business combination will be include only operations of PlusAI.

PlusAI was determined to be the accounting acquirer under all of the redemption scenarios presented based on the evaluation of the following facts and circumstances:

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PlusAI is the larger entity based on the presence of substantive operations and employee base and will assume the ongoing operations of the Post-Closing Company;
•
PlusAI’s existing stockholders will have the greatest majority voting interest that ranges from 72.2% to 89.9% in the Post-Closing Company under various redemption scenarios;
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PlusAI’s existing shareholders will have the greatest ability to influence decisions regarding the election and removal of the Post-Closing Company’s board of directors;
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PlusAI will hold a majority of the Post-Closing Company’s board of directors, comprising five out of the seven seats;
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PlusAI’s senior management will comprise the senior management of the Post-Closing Company;
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the Post-Closing Company will assume the name that resembles the current legal name of PlusAI;
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PlusAI’s headquarters will become the Post-Closing Company headquarters; and
•
CCIX does not meet the definition of a business.

The final allocation of consideration payable to PlusAI equity holders will be determined upon the completion of the business combination and Transactions and could differ materially from the four scenarios presented.

Additional Accounting Considerations

PlusAI is assessing the accounting related to the business combination and the treatment related to the following matters:

Earnout Shares: Management has preliminarily concluded the Earnout Shares are equity-classified instruments as the only variability in the number of shares issuable or to be issued is related to the price of the Post-Closing Company common stock which is an input into the valuation model and does not preclude the Earnout Shares from being considered indexed to the Post-Closing Company common stock. Management has determined the fair value of the Earnout Shares to be approximately $121.0 million as of September 30, 2025 for all of the redemption scenarios. The Earnout Shares fair value is determined based on a valuation using a Monte Carlo simulation with key inputs and assumption. The preliminary estimated fair value of the Earnout Shares was determined using the most reliable information currently available. Assumptions used in the preliminary valuation, which are subject to change at the closing, were as follows:

•
Current stock price: The stock price is set based on PlusAI’s total equity value from the 409A analysis as of September 30, 2025 as $9.03 per share.
•
Expected volatility: The volatility rate of 70% is determined using an average of historical volatilities of selected industry peers deemed to be comparable to PlusAI’s business, corresponding to the expected term of the awards.
•
Risk-free interest rate: The risk-free interest rate of 3.71% is based on the U.S. Treasury yield curve in effect at the time of issuance for zero-coupon U.S. Treasury notes with maturities corresponding to the expected five-year term of the Earnout Period.
•
Expected term: The expected term is the five-year term of the Earnout Period.
•
Expected dividend yield: The expected dividend yield is zero as PlusAI has never declared or paid cash dividends and has no current plans to do so during the expected term.

The fair value of the Earnout Shares is subject to change as additional information becomes available and additional analyses are performed over the fair value upon the closing, and such changes in fair value could be material. The unaudited pro forma condensed combined financial statements do not reflect pro forma adjustments related to the recognition of the Earnout Shares because there is no net impact on stockholders’ deficit on a pro forma combined basis as the amount is recorded as a debit and credit of $121.0 million to additional paid-in-capital.

CCIX public warrants and CCIX private placement warrants: These warrants were accounted for as equity instruments in the historical financial statements of CCIX. Management has preliminarily concluded that equity classification for the CCIX public warrants and CCIX private placement warrants continues to be appropriate.

The final accounting treatment related to the business combination, including the Earnout Shares, CCIX public warrants, and CCIX private placement warrants, will be finalized and reported in the first reporting period following the consummation of the business combination.

De-SPAC, Federal Income Taxes Consequences, SPAC [Text Block]

Material U.S. Federal Income Tax Consequences of the Business Combination to CCIX Shareholders

The following discussion is a summary of material U.S. federal income tax considerations (1) for U.S. Holders and Non-U.S. Holders (each as defined below, and together, “Holders”) of CCIX Class A Ordinary Shares, CCIX Warrants and CCIX Units (each, an “CCIX Security”) of the Domestication, whereby CCIX will re-domicile in the State of Delaware (such re-domiciled company, “CCIX Delaware”), (2) for Holders of CCIX public shares that exercise their redemption rights in connection with the business combination, (3) for Holders of the ownership and disposition of Post-Closing Company Class A Common Stock and Post-Closing Company public warrants (each, a “Post-Closing Company Security”).

With respect to the ownership and disposition of securities, this discussion is limited to (1) CCIX Class A Ordinary Shares and CCIX Delaware Warrants (collectively, “CCIX Delaware Securities”) received in connection with the Domestication, (2) CCIX public shares sold pursuant to the exercise of redemption rights in connection with the business combination, and (3) Post-Closing Company Class A common stock received upon the exercise of the Post-Closing Company public warrants received by a Holder in connection with the Domestication and the Merger. This section applies only to Holders that hold their CCIX Securities, CCIX Delaware Securities and Post-Closing Company Securities as “capital assets” for U.S. federal income tax purposes (generally, property held for investment).

This discussion does not address the U.S. federal income tax consequences (1) to the Sponsor or its affiliates or any other sponsor, officers or directors of CCIX, or (2) to any person holding CCIX Founder Shares, CCIX private placement units, or PlusAI capital stock. This discussion is limited to U.S. federal income tax considerations and does not address any estate, gift or other U.S. federal non-income tax considerations or considerations arising under the tax laws of any U.S. state, or local or non-U.S. or other jurisdiction. This discussion does not describe all of the U.S. federal income tax consequences that may be relevant to any particular investor in light of their particular circumstances, including the alternative minimum tax, the Medicare tax on certain investment income and the different consequences that may apply to investors subject to special rules under U.S. federal income tax law, such as:

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banks, financial institutions or financial services entities;
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broker-dealers;
•
taxpayers that are subject to, or who elect to apply, the mark-to-market accounting rules under Section 475 of the Code with respect to the CCIX Securities, CCIX Delaware Securities or Post-Closing Company Securities;
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tax-exempt entities;
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governments or agencies or instrumentalities of such governments or agencies;
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insurance companies;
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regulated investment companies or real estate investment trusts;
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partnerships (including entities or arrangements treated as partnerships for U.S. federal income tax purposes) or other pass-through entities (including S Corporations), or persons that will hold the CCIX Securities, CCIX Delaware Securities or Post-Closing Company Securities through such partnerships or pass-through entities;
•
U.S. expatriates or former long-term residents of the United States;
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except as specifically provided below, persons that actually or constructively own five percent or more (by vote or value) of CCIX’s shares or PlusAI’s shares;
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persons that acquired their CCIX Securities, CCIX Delaware Securities or Post-Closing Company Securities pursuant to an exercise of employee share options, in connection with employee share incentive plans or otherwise as compensation;
•
persons that hold or sell their CCIX Securities, CCIX Delaware Securities or Post-Closing Company Securities as part of a straddle, constructive sale, hedge, synthetic security, wash sale, conversion or other integrated or similar transaction or risk reduction strategy;
•
U.S. Holders (as defined below) whose functional currency is not the U.S. dollar;
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persons subject to special tax accounting rules as a result of any item of gross income with respect to CCIX Securities, CCIX Delaware Securities or Post-Closing Company Securities being taken into account in an “applicable financial statement” (as defined in the Code); or
•
“specified foreign corporations” (including “controlled foreign corporations”), “passive foreign investment companies” or corporations that accumulate earnings to avoid U.S. federal income tax.

If a partnership or other pass-through entity (or any entity or arrangement treated as a partnership or other pass-through entity for U.S. federal income tax purposes) holds CCIX Securities, CCIX Delaware Securities or Post-Closing Company Securities, the tax treatment of such partnership or other pass-through entity and a person treated as a partner of such partnership or owner of such other pass-through entity will generally depend on the status of the partner or owner, the activities of the partnership or other pass-through entity, and certain determinations made at the partner or owner level. Partnerships and other pass-through entities holding any CCIX Securities, CCIX Delaware Securities or Post-Closing Company Securities and persons that are treated as partners of such partnerships or owners of such other pass-through entities should consult their tax advisors as to the particular U.S. federal income tax consequences to them of the Domestication, the exercise of redemption rights with respect to CCIX public shares and the ownership and disposition of Post-Closing Company Securities.

This discussion is based on the Code, Treasury Regulations promulgated under the Code, and judicial and administrative interpretations of the Code and Treasury Regulations promulgated under the Code, all as of the date of this proxy statement/prospectus. All of the foregoing is subject to change, which change could apply retroactively and could affect the tax considerations described in this proxy statement/prospectus. CCIX has not sought, and does not intend to seek, any rulings from the IRS as to any U.S. federal income tax considerations described in this proxy statement/prospectus. Accordingly, there can be no assurance that the IRS will not take positions inconsistent with the considerations discussed below or that any such positions would not be sustained by a court.

This discussion is only a summary of material U.S. federal income tax considerations associated with the Domestication, the exercise of redemption rights with respect to CCIX public shares and the ownership and disposition of CCIX Delaware Securities received in the Domestication or Post-Closing Company Class A common stock acquired by the exercise of Post-Closing Company public warrants received in the Domestication. Each holder should consult its own tax advisor with respect to the particular tax consequences to such holder of the Domestication, the exercise of redemption rights with respect to CCIX public shares, the ownership and disposition of CCIX Delaware Securities and the exercise of CCIX Delaware Warrants received by a holder in the Domestication, including the applicability and effects of a U.S. federal, state and local and non-U.S. tax laws. The opinion of Willkie Farr & Gallagher LLP, a copy of which is attached as an exhibit to the registration statement of which this proxy statement/prospectus is a part, expresses no opinion on the potential U.S. federal income tax consequences of the Domestication pursuant to Section 367 of the Code or the PFIC rules.

Because the components of a CCIX Unit are generally separable at the option of the holder, the holder of a CCIX Unit generally should be treated, for U.S. federal income tax purposes, as the owner of the underlying CCIX Class A Ordinary Share and CCIX Warrant components of the CCIX Unit, and the discussion below with respect to actual Holders of CCIX Class A Ordinary Shares and CCIX Warrants also should apply to holders of CCIX Units (as the deemed owners of the underlying CCIX Class A Ordinary Shares and CCIX Warrants that constitute the CCIX Units). Accordingly, the separation of a CCIX Unit into one CCIX Class A Ordinary Share and the one-quarter of one CCIX

Warrant underlying the CCIX Unit generally should not be a taxable event for U.S. federal income tax purposes. This position is not free from doubt, and no assurance can be given that the IRS would not assert, or that a court would not sustain, a contrary position. Holders of CCIX Units are urged to consult their tax advisors concerning the U.S. federal, state, local and any non-U.S. tax consequences of the transactions contemplated by the Domestication and the business combination (including the exercise of any redemption rights) with respect to any CCIX Class A Ordinary Shares and CCIX Warrants held through CCIX Units (including alternative characterizations of CCIX Units).

Tax Treatment of the Domestication

Subject to the limitations set forth herein, the Domestication should qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code. A transaction qualifies as a reorganization within the meaning of Section 368(a) (1)(F) of the Code if it is a “mere change in identity, form, or place of organization of one corporation, however effected” (an “F Reorganization”).

Pursuant to the Domestication, CCIX will change its jurisdiction of incorporation from the Cayman Islands to Delaware, and, in connection with the Closing of the Merger, will be renamed “PlusAI Holdings, Inc.”

The U.S. federal income tax consequences of the Domestication to the Holders will depend primarily upon whether the Domestication qualifies as an F Reorganization. However, due to the absence of direct guidance, these results are not entirely clear. The discussion below neither binds the IRS nor precludes it from adopting a contrary position. Furthermore, there can be no assurance that the IRS will not assert, or that a court would not sustain, a position contrary to any position set forth herein. CCIX has not requested, and does not intend to request, a ruling from the IRS as to the U.S. federal income tax consequences of the Domestication. Accordingly, each Holder of CCIX Securities is urged to consult its tax advisor with respect to the particular tax consequence of the Domestication to such Holder.

Assuming the Domestication qualifies as an F Reorganization, the Domestication should be treated for U.S. federal income tax purposes as if CCIX (1) transferred all of its assets and liabilities to CCIX Delaware in exchange for all of the outstanding stock and warrants of CCIX Delaware; and (2) then distributed such shares of stock and warrants of CCIX Delaware to the holders of securities of CCIX in liquidation of CCIX. The taxable year of CCIX will be deemed to end on the date of the Domestication.

If the Domestication fails to qualify as an F Reorganization (and does not otherwise qualify as a “reorganization” within the meaning of Section 368(a) of the Code), a Holder of CCIX Securities generally would be treated for U.S. federal income tax purposes as having exchanged its CCIX Class A Ordinary Shares for CCIX Class A Common Stock, or CCIX Warrants for CCIX Delaware Warrants, in a taxable transaction.

U.S. Holders

As used in this proxy statement/prospectus, a “U.S. Holder” is a beneficial owner of a CCIX Security, CCIX Delaware Security or a Post-Closing Company Security, as applicable, that for U.S. federal income tax purposes is, or is treated as:

•
an individual who is a citizen or resident of the United States;
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a corporation that is created or organized in or under the laws of the United States or any state in the United States or the District of Columbia;
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an estate whose income is subject to U.S. federal income tax regardless of its source; or
•
a trust if (1) a U.S. court can exercise primary supervision over the administration of such trust and one or more “United States persons” (within the meaning of Section 7701(a)(30) of the Code) have the authority to control all substantial decisions of the trust or (2) the trust has a valid election in place to be treated as a United States person.

Tax Effects of the Domestication to U.S. Holders

Generally

Assuming the Domestication qualifies as an F Reorganization, U.S. Holders of CCIX Securities generally should not recognize gain or loss for U.S. federal income tax purposes in connection with the Domestication, except as provided below under the sections entitled “— Effects of Section 367 to U.S. Holders of CCIX Class A Ordinary Shares” and “— 5. PFIC Considerations.”

Subject to the discussion below under the section entitled “— PFIC Considerations,” if the Domestication fails to qualify as an F Reorganization (and does not otherwise qualify as a “reorganization” within the meaning of Section 368(a) of the Code), a U.S. Holder of CCIX Securities generally would recognize gain or loss with respect to its CCIX Securities in an amount equal to the difference, if any, between the fair market value of the corresponding CCIX Delaware Securities received in the Domestication and the U.S. Holder’s adjusted tax basis in its CCIX Securities surrendered.

U.S. Holders exercising redemption rights will be subject to the potential tax consequences of the Domestication. All U.S. Holders considering exercising redemption rights with respect to CCIX public shares are urged to consult with their tax advisors with respect to the potential tax consequences to them of the Domestication and exercise of redemption rights.

Basis and Holding Period Considerations

Assuming the Domestication qualifies as an F Reorganization, subject to the discussion below under the section entitled “—PFIC Considerations”: (1) the tax basis of a share of CCIX Class A Common Stock or CCIX Delaware Warrant received by a U.S. Holder in the Domestication will equal the U.S. Holder’s tax basis in the CCIX Class A Ordinary Share or CCIX Warrant surrendered in exchange therefor, increased by any amount included in the income of such U.S. Holder as a result of Section 367 of the Code (as discussed below) and (2) the holding period for a share of CCIX Class A Common Stock or CCIX Delaware Warrant received by a U.S. Holder will include such U.S. Holder’s holding period for the CCIX Class A Ordinary Share or CCIX Warrant surrendered in exchange therefor.

If the Domestication fails to qualify as an F Reorganization (and does not otherwise qualify as a “reorganization” within the meaning of Section 368(a) of the Code), the U.S. Holder’s basis in the CCIX Class A Common Stock and CCIX Delaware Warrant would be equal to the sum of the fair market value of such CCIX Class A Common Stock and CCIX Delaware Warrant on the date of the Domestication, and such U.S. Holder’s holding period for such CCIX Class A Common Stock and CCIX Delaware Warrant would begin on the day following the date of the Domestication. Holders who hold different blocks of CCIX Securities (generally, CCIX Securities purchased or acquired on different dates or at different prices) should consult their tax advisors to determine how the above rules apply to them, and the discussion above is general in nature and does not specifically address all of the consequences to U.S. Holders who hold different blocks of CCIX Securities.

Effects of Section 367 to U.S. Holders of CCIX Class A Ordinary Shares

Section 367 of the Code applies to certain transactions involving foreign corporations, including a domestication of a foreign corporation in a transaction that qualifies as an F Reorganization. Subject to the discussion below under the section entitled “— PFIC Considerations,” Section 367(b) of the Code and the Treasury Regulations promulgated thereunder impose U.S. federal income tax on certain U.S. persons in connection with transactions that would otherwise be tax-deferred. Section 367(b) of the Code will generally apply to U.S. Holders on the date of the Domestication, including any such U.S. Holders exercising redemption rights.

U.S. Holders Who Own Ten Percent or More (By Vote or Value) of CCIX Shares. Subject to the discussion below under the section entitled “— PFIC Considerations,” a 10% U.S. Shareholder on the date of the Domestication must include in income as a deemed dividend deemed paid by CCIX the “all earnings and profits amount” attributable to the CCIX Class A Ordinary Shares it directly owns within the meaning of Treasury Regulations under Section 367(b) of the Code. A U.S. Holder’s ownership of CCIX Warrants will be taken into account in determining whether such

U.S. Holder is a 10% U.S. Shareholder. Complex attribution rules apply in determining whether a U.S. Holder is a 10% U.S. Shareholder and all U.S. Holders are urged to consult their tax advisors with respect to these attribution rules.

A 10% U.S. Shareholder’s “all earnings and profits amount” with respect to its CCIX Class A Ordinary Shares is the net positive earnings and profits of CCIX attributable to such CCIX Class A Ordinary Shares (each as determined under Treasury Regulations under Section 367(b) of the Code) but without regard to any gain that would be realized on a sale or exchange of such CCIX Class A Ordinary Shares. Treasury Regulations under Section 367(b) of the Code provide that the “all earnings and profits amount” attributable to a shareholder’s stock is determined according to the principles of Section 1248 of the Code. In general, Section 1248 of the Code and the Treasury Regulations under the Code provide that the amount of earnings and profits attributable to a block of stock (as defined in Treasury Regulations under Section 1248 of the Code) in a foreign corporation is the ratably allocated portion of the foreign corporation’s earnings and profits generated during the period the shareholder held the block of stock.

CCIX does not expect to have significant, if any, cumulative net earnings and profits on the date of the Domestication. If CCIX’s cumulative net earnings and profits through the date of the Domestication are less than or equal to zero, then a 10% U.S. Shareholder should not be required to include in gross income an “all earnings and profits amount” with respect to its CCIX Class A Ordinary Shares. However, the determination of earnings and profits is complex and may be impacted by numerous factors (including matters discussed in this proxy statement/prospectus). It is possible that the amount of CCIX’s cumulative net earnings and profits could be positive through the date of the Domestication, in which case a 10% U.S. Shareholder would be required to include its “all earnings and profits amount” in income as a deemed dividend deemed paid by CCIX under Treasury Regulations under Section 367(b) of the Code as a result of the Domestication. Any such deemed dividend is expected to be treated as foreign-source income for U.S. federal income tax purposes, and is not expected to be eligible for preferential tax rates because CCIX is expected to be treated as a PFIC.

U.S. Holders Who Own Less Than 10% (By Vote or Value) of CCIX Shares. Subject to the discussion below under the section entitled “— PFIC Considerations,” a U.S. Holder who, on the date of the Domestication, is not a 10% U.S. Shareholder and whose CCIX Class A Common Stock has a fair market value of $50,000 or more on the date of the Domestication will recognize gain (but not loss) with respect to the CCIX Class A Common Stock received in the Domestication or, in the alternative, may elect to recognize the “all earnings and profits amount” attributable to such U.S. Holder’s CCIX Class A Ordinary Shares as described below.

Subject to the discussion below under the section entitled “— PFIC Considerations,” unless a U.S. Holder makes the “all earnings and profits election” as described below, such U.S. Holder generally must recognize gain (but not loss) with respect to CCIX Class A Common Stock received in the Domestication in an amount equal to the excess of the fair market value of such CCIX Class A Common Stock over the U.S. Holder’s adjusted tax basis in the CCIX Class A Ordinary Shares deemed surrendered in exchange therefor. U.S. Holders who hold different blocks of CCIX Class A Ordinary Shares (generally, CCIX Class A Ordinary Shares purchased or acquired on different dates or at different prices) should consult their tax advisors to determine how the above rules apply to them.

In lieu of recognizing any gain as described in the preceding paragraph, a U.S. Holder may elect to include in income as a deemed dividend deemed paid by CCIX the “all earnings and profits amount” attributable to its CCIX Class A Ordinary Shares under Section 367(b) of the Code. There are, however, strict conditions for making this election. This election must comply with applicable Treasury Regulations and generally must include, among other things:

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a statement that the Domestication is a Section 367(b) exchange (within the meaning of the applicable Treasury Regulations);
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a complete description of the Domestication;
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a description of any stock, securities or other consideration transferred or received in the Domestication;
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a statement describing the amounts required to be taken into account for U.S. federal income tax purposes; and
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a statement that the U.S. Holder is making the election described in Treasury Regulations Section 1.367(b)-3(c)(3), which must include (1) a copy of the information that the U.S. Holder received from CCIX (or the Post-Closing Company) establishing and substantiating the U.S. Holder’s “all earnings and profits amount” with respect to the U.S. Holder’s CCIX Class A Ordinary Shares and (2) a representation that the U.S. Holder has notified CCIX (or CCIX Delaware or the Post-Closing Company) that the U.S. Holder is making the election described in Treasury Regulations Section 1.367(b)-3(c)(3); and
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certain other information required to be furnished with the U.S. Holder’s tax return or otherwise furnished pursuant to the Code or the Treasury Regulations.

The election must be attached by an electing U.S. Holder to such U.S. Holder’s timely filed U.S. federal income tax return (including extensions, if any) for the taxable year in which the Domestication occurs, and the U.S. Holder must send notice of making the election to CCIX or CCIX Delaware no later than the date such tax return is filed. In connection with this election, CCIX Delaware will reasonably cooperate with U.S. Holders of CCIX Class A Ordinary Shares, upon written request, to make available to such requesting U.S. Holders information regarding CCIX’s earnings and profits.

CCIX does not expect to have significant, if any, cumulative earnings and profits through the date of the Domestication and if that proves to be the case, U.S. Holders who make this election are not expected to have a significant income inclusion under Section 367(b) of the Code, provided that the U.S. Holder properly executes the election and complies with the applicable notice requirements. However, as noted above, if it were determined that CCIX had positive earnings and profits through the date of the Domestication, a U.S. Holder that makes the election described in this proxy statement/prospectus could have an “all earnings and profits amount” with respect to its CCIX Class A Ordinary Shares, and thus could be required to include that amount in income as a deemed dividend deemed paid by CCIX under applicable Treasury Regulations as a result of the Domestication. Any such deemed dividend is expected to be treated as foreign-source income for U.S. federal income tax purposes, and is not expected to be eligible for preferential tax rates because CCIX is expected to be treated as a PFIC.

Each U.S. Holder is urged to consult its tax advisor regarding the consequences to it of making an election to include in income the “all earnings and profits amount” attributable to its CCIX Class A Ordinary Shares under Section 367(b) of the Code and the appropriate filing requirements with respect to such election.

A U.S. Holder who, on the date of the Domestication, is not a 10% U.S. Shareholder and whose CCIX Class A Ordinary Shares have a fair market value of less than $50,000 on the date of the Domestication generally should not be required by Section 367(b) of the Code and the Treasury Regulations promulgated thereunder to recognize any gain or loss or include any part of the “all earnings and profits amount” in income in connection with the Domestication. However, such U.S. Holder may be subject to taxation under the PFIC rules as discussed below under the section entitled “— PFIC Considerations.”

Tax Consequences for U.S. Holders of CCIX Warrants

Assuming the Domestication qualifies as an F Reorganization, subject to the considerations described above under the section entitled “— Effects of Section 367 to U.S. Holders of CCIX Class A Ordinary Shares — U.S. Holders Who Own 10 Percent or More (By Vote or Value) of CCIX Shares” relating to a U.S. Holder’s ownership of CCIX Warrants being taken into account in determining whether such U.S. Holder is a 10% U.S. Shareholder for purposes of Section 367(b) of the Code and the considerations described below under the section entitled “— PFIC Considerations” relating to the PFIC rules, a U.S. Holder of CCIX Warrants should not be subject to U.S. federal income tax with respect to the exchange of CCIX Warrants for CCIX Delaware Warrants in the Domestication.

All U.S. Holders are urged to consult their tax advisors with respect to the effect of Section 367 of the Code to their particular circumstances.

PFIC Considerations

Regardless of whether the Domestication qualifies as an F Reorganization (and, if the Domestication qualifies as an F Reorganization, in addition to the discussion above under the section entitled “— Effects of Section 367 to U.S. Holders of CCIX Class A Ordinary Shares”), the Domestication could be a taxable event to U.S. Holders under the PFIC provisions of the Code if CCIX is considered a PFIC.

Definition of a PFIC. A foreign (i.e., non-United States) corporation will be classified as a PFIC for U.S. federal income tax purposes if either (1) at least 75% of its gross income in a taxable year, including its pro rata share of the gross income of any corporation in which it is considered to own at least 25% of the shares by value, is passive income or (2) at least 50% of its assets in a taxable year (generally determined based on fair market value and averaged quarterly over the year), including its pro rata share of the assets of any corporation in which it is considered to own at least 25% of the shares by value, are held for the production of, or produce, passive income. Passive income generally includes dividends, interest, rents and royalties (other than rents or royalties derived from the active conduct of a trade or business received from unrelated persons) and gains from the disposition of passive assets. The determination of whether a foreign corporation is a PFIC is made annually. Pursuant to a “startup exception,” a foreign corporation will not be a PFIC for the first taxable year the foreign corporation has gross income (the “startup year”) if (1) no predecessor of the foreign corporation was a PFIC; (2) the foreign corporation satisfies to the IRS that it will not be a PFIC for either of the first two taxable years following the startup year; and (3) the foreign corporation is not in fact a PFIC for either of those years.

PFIC Status of CCIX. Based upon the composition of its income and assets, and upon a review of its financial statements, CCIX believes that it likely will not be eligible for the startup exception and therefore likely has been a PFIC since its first taxable year and will likely be considered a PFIC for each taxable year thereafter, including the taxable year which ends as a result of the Domestication.

Effects of PFIC Rules on the Domestication. Even if the Domestication qualifies as an F Reorganization, Section 1291(f) of the Code requires that, to the extent provided in Treasury Regulations, a U.S. person who disposes of stock of a PFIC (including for this purpose, under a proposed Treasury Regulation that generally treats an “option” (which would generally include a CCIX Warrant) to acquire the stock of a PFIC as stock of the PFIC, exchanging warrants of a PFIC for newly issued warrants in connection with a domestication transaction) recognizes gain notwithstanding any other provision of the Code. No final Treasury Regulations are currently in effect under Section 1291(f) of the Code. However, proposed Treasury Regulations under Section 1291(f) of the Code have been promulgated with a retroactive proposed effective date. If finalized in their current form, those proposed Treasury Regulations would require gain recognition to U.S. Holders of CCIX Class A Ordinary Shares and CCIX Warrants as a result of the Domestication if:

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CCIX were classified as a PFIC at any time during such U.S. Holder’s holding period in such CCIX Class A Ordinary Shares or CCIX Warrants; and
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the U.S. Holder had not timely made (1) a QEF Election (as defined below) for the first taxable year in which the U.S. Holder owned such CCIX Class A Ordinary Shares or in which CCIX was a PFIC, whichever is later (or a QEF Election along with a purging election), or (2) an MTM Election (as defined below) with respect to such CCIX Class A Ordinary Shares. Under current law, neither a QEF Election nor an MTM Election can be made with respect to warrants (including CCIX Warrants).

The tax on any such recognized gain would be imposed based on a complex set of computational rules designed to offset the tax deferral with respect to the undistributed earnings of CCIX. Under these rules (the “excess distributions regime”):

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the U.S. Holder’s gain will be allocated ratably over the U.S. Holder’s holding period for such U.S. Holder’s CCIX Class A Ordinary Shares or CCIX Warrants;
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the amount of gain allocated to the U.S. Holder’s taxable year in which the U.S. Holder recognized the gain, or to the period in the U.S. Holder’s holding period before the first day of the first taxable year in which CCIX was a PFIC, will be taxed as ordinary income;
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the amount of gain allocated to other taxable years (or portions of such taxable years) of the U.S. Holder and included in such U.S. Holder’s holding period would be taxed at the highest tax rate in effect for that year and applicable to the U.S. Holder; and
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an additional tax equal to the interest charge generally applicable to underpayments of tax will be imposed on the U.S. Holder in respect of the tax attributable to each such other taxable year (described in the third bullet above) of such U.S. Holder.

The proposed Treasury Regulations provide coordinating rules with Section 367(b) of the Code, whereby, if the gain recognition rule of the proposed Treasury Regulations applied to a disposition of PFIC stock that results from a transfer with respect to which Section 367(b) of the Code requires the U.S. Holder to recognize gain or include an amount in income as a deemed dividend deemed paid by CCIX, the gain realized on the transfer is taxable as an excess distribution under the excess distribution regime, and the excess, if any, of the amount to be included in income under Section 367(b) of the Code over the gain realized under the excess distribution regime is taxable as provided under Section 367(b) of the Code. See the discussion above under the section entitled “— Effects of Section 367 to U.S. Holders of CCIX Class A Ordinary Shares.”

It is difficult to predict whether, in what form and with what effective date, final Treasury Regulations under Section 1291(f) of the Code may be adopted or how any such final Treasury Regulations would apply. Therefore, U.S. Holders of CCIX Class A Ordinary Shares that have not made a timely and effective QEF Election (or a QEF Election along with a purging election) or an MTM Election (each as defined below) may, pursuant to the proposed Treasury Regulations, be subject to taxation under the PFIC rules on the Domestication with respect to their CCIX Class A Ordinary Shares and CCIX Warrants under the excess distribution regime in the manner set forth above. A U.S. Holder that made a timely and effective QEF Election (or a QEF Election along with a purging election) or an MTM Election with respect to its CCIX Class A Ordinary Shares is referred to in this proxy statement/prospectus as an “Electing Shareholder” and a U.S. Holder that is not an Electing Shareholder is referred to in this proxy statement/prospectus as a “Non-Electing Shareholder.”

As discussed above, proposed Treasury Regulations issued under the PFIC rules generally treat an “option” (which would include a CCIX Warrant) to acquire the stock of a PFIC as stock of the PFIC, while final Treasury Regulations issued under the PFIC rules provide that neither a QEF Election nor an MTM Election (as defined below) may be made with respect to options. Therefore, it is possible that the proposed Treasury Regulations, if finalized in their current form, would apply to cause gain recognition on the exchange of CCIX Warrants for CCIX Delaware Warrants pursuant to the Domestication.

Any gain recognized by a Non-Electing Shareholder of CCIX Class A Ordinary Shares or a U.S. Holder of CCIX Warrants as a result of the Domestication pursuant to the PFIC rules would be taxable income to such U.S. Holder and taxed under the excess distribution regime in the manner set forth above, with no corresponding receipt of cash.

As noted above, if CCIX is considered a PFIC, the Domestication could be a taxable event under the PFIC rules regardless of whether the Domestication qualifies as an F Reorganization, and, absent a QEF Election (or a QEF Election along with a purging election) or an MTM Election, a U.S. Holder would be taxed under the excess distribution regime in the manner set forth above.

All U.S. Holders are urged to consult their tax advisors regarding the effects of the PFIC Rules on the Domestication, including the impact of any proposed or final Treasury Regulations.

QEF Election and Mark-to-Market Election

The impact of the PFIC rules on a U.S. Holder of CCIX Class A Ordinary Shares will depend on whether the U.S. Holder has made a timely and effective election to treat CCIX as a “qualified electing fund” under Section 1295 of the Code for the taxable year that is the first year in the U.S. Holder’s holding period of CCIX Class A Ordinary Shares during which CCIX qualified as a PFIC (a “QEF Election”) or, if in a later taxable year, the U.S. Holder made a QEF Election along with a purging election. One type of purging election creates a deemed sale of the U.S. Holder’s CCIX Class A Ordinary Shares at their then fair market value and requires the U.S. Holder to recognize gain pursuant to such purging election subject to the excess distribution regime described above. As a result of any such purging election, the U.S. Holder would increase the adjusted tax basis in its CCIX Class A Ordinary Shares by the amount of the gain recognized and, solely for purposes of the PFIC rules, would have a new holding period in its CCIX Class A Ordinary Shares. U.S. Holders are urged to consult their tax advisors as to the application of the rules governing purging elections to their particular circumstances.

A U.S. Holder’s ability to make a timely and effective QEF Election (or a QEF Election along with a purging election) with respect to its CCIX Class A Ordinary Shares is contingent upon, among other things, the provision by CCIX of a “PFIC Annual Information Statement” to such U.S. Holder.

CCIX or the Post-Closing Company (as applicable) will endeavor to provide a requesting U.S. Holder such information the IRS may require, including a PFIC Annual Information Statement, for making or maintaining a QEF Election (or making a QEF Election along with a purging election) for CCIX’s taxable year that ends on the date of the Domestication (and prior taxable years), but there is no assurance that CCIX or the Post-Closing Company will timely provide such required information. As discussed above, a U.S. Holder is not able to make a QEF Election with respect to CCIX Warrants under current law. An Electing Shareholder generally would not be subject to the excess distribution regime discussed above with respect to their CCIX Class A Ordinary Shares. As a result, an Electing Shareholder generally should not recognize gain or loss as a result of the Domestication except to the extent described under “— 3. Effects of Section 367 to U.S. Holders of CCIX Class A Ordinary Shares,” and subject to the discussion above under “— Tax Effects of the Domestication to U.S. Holders,” but rather would include annually in gross income its pro rata share of the ordinary earnings and net capital gain of CCIX, whether or not such amounts are actually distributed.

The impact of the PFIC rules on a U.S. Holder of CCIX Class A Ordinary Shares may also depend on whether the U.S. Holder has made a mark-to-market election under Section 1296 of the Code (an “MTM Election”). U.S. Holders who hold (actually or constructively) stock of a foreign corporation that is classified as a PFIC may elect to mark such stock to its market value each taxable year if such stock is “marketable stock,” generally, stock that is regularly traded on a stock exchange that is registered with the SEC, including the Nasdaq. No assurance can be given that CCIX Class A Ordinary Shares are considered to be marketable stock for purposes of the MTM Election for any taxable year or whether the other requirements of this election are satisfied. If such an election is available and has been made, such Electing Shareholder generally would not be subject to the excess distributions regime discussed above with respect to their CCIX Class A Ordinary Shares in connection with the Domestication. Instead, in general, such Electing Shareholder will include as ordinary income each year the excess, if any, of the fair market value of its CCIX Class A Ordinary Shares at the end of its taxable year over its adjusted tax basis in its CCIX Class A Ordinary Shares. The Electing Shareholder also will recognize an ordinary loss in respect of the excess, if any, of its adjusted tax basis in its CCIX Class A Ordinary Shares over the fair market value of its CCIX Class A Ordinary Shares at the end of its taxable year (but only to the extent of the net amount of previously included income as a result of the MTM Election). The Electing Shareholder’s tax basis in its CCIX Class A Ordinary Shares will be adjusted to reflect any such income or loss amounts, and any further gain recognized on a sale or other taxable disposition of its CCIX Class A Ordinary Shares will be treated as ordinary income (and any further loss recognized on such sale or disposition in excess of the net amount previously included in income as a result of the MTM Election would be capital loss). However, if the MTM Election is not made by a U.S. Holder with respect to the first taxable year of its holding period for the CCIX Class A Ordinary Shares in which CCIX is a PFIC, then the excess distribution regime discussed above will apply to certain dispositions of, distributions on and other amounts taxable with respect to, CCIX Class A

Ordinary Shares, including in connection with the Domestication. Under current law, an MTM Election is not available with respect to warrants, including the CCIX Warrants.

The rules dealing with PFICs are very complex and are impacted by various factors in addition to those described above, including the application of the rules addressing overlaps in the PFIC rules and the Section 367(b) rules and the rules relating to Controlled Foreign Corporations. All U.S. Holders of CCIX Securities are urged to consult their tax advisors regarding the consequences to them of the PFIC rules, including whether a QEF Election (or a QEF Election along with a purging election), an MTM election or any other election is available and whether and how any overlap rules apply, and the consequences to them of any such election or overlap rule and the impact of any proposed or final PFIC Treasury Regulations.

Tax Effects to U.S. Holders of Exercising Redemption Rights

Generally

The U.S. federal income tax consequences to a U.S. Holder of CCIX public shares that exercises its redemption rights with respect to its CCIX public shares will depend on whether the redemption qualifies as a sale of under Section 302 of the Code. If the redemption qualifies as a sale of shares by a U.S. Holder, the tax consequences to such U.S. Holder are as described below under the section entitled “— Taxation of Redemption Treated as a Sale.” If the redemption does not qualify as a sale of shares, a U.S. Holder will be treated as receiving a corporate distribution with the tax consequences to such U.S. Holder as described below under the section entitled “— Taxation of Redemption Treated as a Distribution.”

Whether a redemption of shares qualifies for sale treatment will depend largely on the total number of shares of the Post-Closing Company Class A common stock treated as held by the redeemed U.S. Holder before and after the redemption (including any shares treated as constructively owned by the U.S. Holder as a result of owning CCIX Warrants and any shares that a U.S. Holder would directly or indirectly acquire pursuant to the business combination) relative to all of the stock of the Post-Closing Company outstanding both before and after the redemption. The redemption generally will be treated as a sale of shares (rather than as a corporate distribution) if the redemption (1) is “substantially disproportionate” with respect to the U.S. Holder, (2) results in a “complete termination” of the U.S. Holder’s interest in the Post-Closing Company or (3) is “not essentially equivalent to a dividend” with respect to the U.S. Holder. These tests are explained more fully below.

In determining whether any of the foregoing tests result in a redemption qualifying for sale treatment, a U.S. Holder takes into account not only shares actually owned by the U.S. Holder, but also shares that are constructively owned by it under certain attribution rules set forth in the Code. A U.S. Holder may constructively own, in addition to shares owned directly, shares owned by certain related individuals and entities in which the U.S. Holder has an interest or that have an interest in such U.S. Holder, as well as any shares that the holder has a right to acquire by exercise of an option, which would generally include shares which could be acquired pursuant to the exercise of Post-Closing Company public warrants. Moreover, any shares that a U.S. Holder directly or constructively acquires pursuant to the business combination generally should be included in determining the U.S. federal income tax treatment of the redemption.

In order to meet the substantially disproportionate test, the percentage of the Post-Closing Company’s outstanding voting stock actually and constructively owned by the U.S. Holder immediately following the redemption of shares must, among other requirements, be less than 80% of the percentage of CCIX’s outstanding voting stock actually and constructively owned by the U.S. Holder immediately before the redemption (determined based on reduction in voting power, and taking into account redemptions by other holders and possibly the Post-Closing Company stock to be issued pursuant to the business combination). There will be a complete termination of a U.S. Holder’s interest in the Post-Closing Company if either (1) all of the shares actually and constructively owned by the U.S. Holder are redeemed or (2) all of the shares actually owned by the U.S. Holder are redeemed and the U.S. Holder is eligible to waive, and effectively waives in accordance with specific rules, the attribution of stock owned by certain family members and the U.S. Holder does not constructively own any other shares (including any stock constructively owned by the U.S. Holder as a result of owning CCIX Warrants). The redemption will not be essentially equivalent to a dividend if the redemption results in a “meaningful reduction” of the U.S. Holder’s proportionate interest in the Post-Closing Company. Whether the redemption will result in a meaningful reduction in a U.S. Holder’s proportionate interest in the Post-Closing Company will depend on the particular facts and circumstances. However, the IRS has indicated in a published ruling that even a small reduction in the proportionate interest of a small minority stockholder in a publicly held corporation where such stockholder exercises no control over corporate affairs may constitute such a “meaningful reduction.”

If none of the foregoing tests is satisfied, then the redemption of shares generally will be treated as a corporate distribution to the redeemed U.S. Holder and the tax effects to such a U.S. Holder will be as described below under the section entitled “—Taxation of Redemption Treated as a Distribution.” After the application of those rules, any remaining tax basis of the U.S. Holder in the redeemed shares will be added to the U.S. Holder’s adjusted tax basis in its remaining Post-Closing Company Class A common stock or, if it has none, to the U.S. Holder’s adjusted tax basis in its Post-Closing Company public warrants or possibly in other Post-Closing Company Class A common stock constructively owned by it.

U.S. Holders exercising redemption rights will be subject to the potential tax consequences of the Domestication (discussed further above).

U.S. Holders who actually or constructively own at least five percent by vote or value (or, if Post-Closing Company Class A common stock is not then publicly traded, at least one percent by vote or value) or more of the total outstanding Post-Closing Company Class A common stock may be subject to special reporting requirements with respect to a redemption of shares, and such holders should consult with their tax advisors with respect to their reporting requirements.

Taxation of Redemption Treated as a Distribution

If the redemption of a U.S. Holder’s shares is treated as a corporate distribution, as discussed above under the section entitled “— Generally,” the amount of cash received in the redemption generally will constitute a dividend for U.S. federal income tax purposes to the extent paid from the Post-Closing Company’s current or accumulated earnings and profits, as determined under U.S. federal income tax principles.

Distributions in excess of the Post-Closing Company’s current and accumulated earnings and profits will constitute a return of capital that will be applied against and reduce (but not below zero) the U.S. Holder’s adjusted tax basis in its shares. Any remaining excess will be treated as gain realized on the sale of shares and will be treated as described below under the section entitled “— Taxation of Redemption Treated as a Sale.”

Taxation of Redemption Treated as a Sale

If the redemption of a U.S. Holder’s shares is treated as a sale, as discussed above under the section entitled “— Generally,” a U.S. Holder generally will recognize capital gain or loss in an amount equal to the difference between the amount of cash received in the redemption and the U.S. Holder’s adjusted tax basis in the shares redeemed. Any such capital gain or loss generally will be long-term capital gain or loss if the U.S. Holder’s holding period for the shares so disposed of exceeds one year. Long-term capital gains recognized by non-corporate U.S. Holders generally will be eligible to be taxed at reduced rates. The deductibility of capital losses is subject to limitations.

U.S. Holders who hold different blocks of shares (including as a result of holding different blocks of CCIX Class A Ordinary Shares purchased or acquired on different dates or at different prices) should consult their tax advisors to determine how the above rules apply to them.

ALL U.S. HOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS AS TO THE TAX CONSEQUENCES TO THEM OF AN EXERCISE OF REDEMPTION RIGHTS.

Tax Consequences of Ownership and Disposition of Post-Closing Company Securities

Taxation of Distributions

In general, distributions of cash or other property to U.S. Holders of Post-Closing Company Class A common stock (other than certain distributions of the Post-Closing Company Class A common stock or rights to acquire the Post-Closing Company Class A common stock) generally will constitute dividends for U.S. federal income tax purposes to the extent paid from the Post-Closing Company’s current or accumulated earnings and profits, as determined under U.S. federal income tax principles. Distributions in excess of current and accumulated earnings and profits generally will constitute a return of capital that will be applied against and reduce (but not below zero) the U.S. Holder’s adjusted tax basis in its Post-Closing Company Class A common stock. Any remaining excess generally will be treated as gain realized on the sale or other disposition of the Post-Closing Company Class A common stock, as described below under the section entitled “— Gain or Loss on Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities.”

Dividends paid to a U.S. Holder that is treated as a taxable corporation for U.S. federal income tax purposes generally will qualify for the dividends received deduction if the requisite holding period is satisfied. With certain exceptions (including dividends treated as investment income for purposes of investment interest deduction limitations), and provided certain holding period requirements are met, dividends paid to a non-corporate U.S. Holder generally will constitute “qualified dividend income” subject to tax at reduced rates applicable to long-term capital gains.

Gain or Loss on Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities

Upon a sale or other taxable disposition of Post-Closing Company Securities (which, in general, would include a redemption of Post-Closing Company public warrants that is treated as a sale of such warrants as described below), a U.S. Holder generally will recognize capital gain or loss in an amount equal to the difference between the amount realized and the U.S. Holder’s adjusted tax basis in the Post-Closing Company Securities. Any such capital gain or loss generally will be long-term capital gain or loss if the U.S. Holder’s holding period for the Post-Closing Company Securities so disposed of exceeds one year. Long-term capital gains recognized by non-corporate U.S. Holders may be eligible to be taxed at reduced rates. The deductibility of capital losses is subject to limitations.

Generally, the amount of gain or loss recognized by a U.S. Holder is an amount equal to the difference between (1) the sum of the amount of cash and the fair market value of any property received in such disposition and (2) the U.S. Holder’s adjusted tax basis in its Post-Closing Company Securities so disposed of. See the section entitled “— Tax Effects of the Domestication to U.S. Holders” above for a discussion of a U.S. Holder’s adjusted tax basis in its securities following the Domestication. See the section entitled “— Exercise, Lapse or Redemption of Post-Closing Company Public Warrants” below for a discussion regarding a U.S. Holder’s tax basis in Post-Closing Company Class A common stock acquired pursuant to the exercise of a Post-Closing Company public warrant.

Exercise, Lapse or Redemption of Post-Closing Company Public Warrants

A U.S. Holder generally will not recognize taxable gain or loss on the acquisition of Post-Closing Company Class A common stock upon exercise of Post-Closing Company public warrants for cash. The U.S. Holder’s tax basis in the shares of Post-Closing Company Class A common stock received upon exercise of the Post-Closing Company public warrants generally will be an amount equal to the sum of the U.S. Holder’s tax basis in the Post-Closing Company public warrants and the exercise price. It is unclear whether the U.S. Holder’s holding period for the Post-Closing Company Class A common stock received upon exercise of the Post-Closing Company public warrants will begin on the date following the date of exercise or on the date of exercise of the Post-Closing Company public warrants; in either case, the holding period will not include the period during which the U.S. Holder held the Post-Closing Company public warrants. If any Post-Closing Company public warrants are allowed to lapse unexercised, a U.S. Holder generally will recognize a capital loss equal to such holder’s tax basis in the lapsed Post-Closing Company public warrants.

The tax consequences of a cashless exercise of Post-Closing Company public warrants are not clear under current tax law. A cashless exercise may not be taxable, either because the exercise is not a realization event or because the exercise is treated as a recapitalization for U.S. federal income tax purposes. If the cashless exercise is not taxable, a U.S. Holder’s basis in the Post-Closing Company Class A common stock received would equal the U.S. Holder’s basis in the Post-Closing Company public warrants exercised therefor. If the cashless exercise were treated as not being a realization event, it is unclear whether a U.S. Holder’s holding period in the Post-Closing Company Class A common stock would be treated as commencing on the date following the date of exercise or on the date of exercise of the Post-Closing Company public warrants; in either case, the holding period would not include the period during which the U.S. Holder held the Post-Closing Company public warrants. If the cashless exercise were treated as a recapitalization, the holding period of the Post-Closing Company Class A common stock would include the holding period of the Post-Closing Company public warrants exercised therefor.

It is also possible that a cashless exercise could be treated in part as a taxable exchange in which gain or loss would be recognized. In such event, a U.S. Holder could be deemed to have surrendered a number of Post-Closing Company public warrants equal to the number of shares of Post-Closing Company Class A common stock having a value equal to the exercise price for the total number of Post-Closing Company public warrants to be exercised. In such case, the U.S. Holder would recognize capital gain or loss with respect to the Post-Closing Company public warrants deemed surrendered in an amount equal to the difference between the fair market value of the Post-Closing Company Class A common stock that would have been received in a regular exercise of the Post-Closing Company public warrants deemed surrendered and the U.S. Holder’s tax basis in the Post-Closing Company public warrants deemed surrendered. In this case, a U.S. Holder’s aggregate tax basis in the Post-Closing Company Class A common stock received would equal the sum of the U.S. Holder’s tax basis in the Post-Closing Company public warrants deemed exercised and the aggregate exercise price of such Post-Closing Company public warrants. It is unclear whether a U.S. Holder’s holding period for the Post-Closing Company Class A common stock would commence on the date following the date of exercise or on the date of exercise of the Post-Closing Company public warrants; in either case, the holding period would not include the period during which the U.S. Holder held the Post-Closing Company public warrants.

Due to the absence of authority on the U.S. federal income tax treatment of a cashless exercise, including when a U.S. Holder’s holding period would commence with respect to the Post-Closing Company Class A common stock received, there can be no assurance regarding which, if any, of the alternative tax consequences and holding periods described above would be adopted by the IRS or a court of law. Accordingly, U.S. Holders should consult their tax advisors regarding the tax consequences of a cashless exercise.

If the Post-Closing Company redeems Post-Closing Company public warrants for cash or if it purchases Post-Closing Company public warrants in an open market transaction, such redemption or purchase generally will be treated as a taxable disposition to the U.S. Holder, taxed as described above under the section entitled “— Gain or Loss on Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities.”

Possible Constructive Distributions

Consistent with the CCIX Warrants, the terms of each Post-Closing Company public warrant will provide for an adjustment to the number of shares of Post-Closing Company Class A common stock for which the Post-Closing Company public warrant may be exercised or to the exercise price of the Post-Closing Company public warrant in certain events. An adjustment which has the effect of preventing dilution generally is not taxable. A U.S. Holder of the Post-Closing Company public warrants would, however, be treated as receiving a constructive distribution from the Post-Closing Company if, for example, the adjustment increases the U.S. Holder’s proportionate interest in the Post-Closing Company’s assets or earnings and profits (for example, through an increase in the number of shares of Post-Closing Company Class A common stock that would be obtained upon exercise or through a decrease in the exercise price of the Post-Closing Company public warrant), which adjustment may be made as a result of a distribution of cash or other property, such as other securities, to the holders of shares of the Post-Closing Company stock, or as a result of the issuance of a stock dividend to holders of shares of the Post-Closing Company stock, in each case, which is taxable to the holders of such shares as a distribution. Such constructive distribution generally would be subject to tax as described above under the section entitled “— Taxation of Distributions” in the same manner as if the U.S. Holders of the Post-Closing Company public warrants received a cash distribution from the Post-Closing Company equal to the fair market value of such increased interest.

Information Reporting and Backup Withholding

Payments of dividends on and the proceeds from a sale or other disposition of Post-Closing Company Securities will be subject to information reporting to the IRS and U.S. backup withholding on such payments may be possible. Backup withholding will not apply, however, to a U.S. Holder who furnishes a correct taxpayer identification number and makes other required certifications, or who is otherwise exempt from backup withholding and establishes such exempt status.

Backup withholding is not an additional tax. Amounts withheld as backup withholding may be credited against a U.S. Holder’s U.S. federal income tax liability, and the U.S. Holder generally may obtain a refund of any excess amounts withheld under the backup withholding rules by timely filing the appropriate claim for refund with the IRS and furnishing any required information.

Non-U.S. Holders

As used in this proxy statement/prospectus, a “Non-U.S. Holder” is a beneficial owner of a CCIX Security or Post-Closing Company Security, as applicable, who or that for U.S. federal income tax purposes is, or is treated as:

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a non-resident alien individual, other than certain former citizens and residents of the United States subject to U.S. tax as expatriates;
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a foreign corporation; or
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an estate or trust that is not a U.S. Holder.

Tax Effects of the Domestication to Non-U.S. Holders

The Domestication is not expected to result in any U.S. federal income tax consequences to a Non-U.S. Holder of CCIX Securities unless the Domestication fails to qualify as an F Reorganization (and does not otherwise qualify as a “reorganization” within the meaning of Section 368(a) of the Code) and such Non-U.S. Holder holds its CCIX Securities in connection with a conduct of a trade or business in the United States (and, if required by an applicable income tax treaty, is attributable to a permanent establishment or fixed base that such Non-U.S. Holder maintains in the United States) or is a nonresident alien individual who is physically present in the United States for at least 183 days during that individual’s taxable year in which the Domestication occurs and meets certain other requirements. Non-U.S. Holders will own stock and warrants of a U.S. corporation, i.e., the Post-Closing Company, rather than a non-U.S. corporation, i.e., CCIX, after the Domestication.

Non-U.S. Holders exercising redemption rights will be subject to the potential tax consequences of the Domestication. All Non-U.S. Holders considering exercising redemption rights with respect to CCIX Class A Ordinary Shares are urged to consult with their tax advisors with respect to the potential tax consequences to them of the Domestication and exercise of redemption rights.

Tax Effects to Non-U.S. Holders of Exercising Redemption Rights

The U.S. federal income tax consequences to a Non-U.S. Holder of CCIX Class A Ordinary Shares that exercises its redemption rights will depend on whether the redemption qualifies as a sale of shares redeemed, as described above under “U.S. Holders — Tax Effects to U.S. Holders of Exercising Redemption Rights — Generally.” The U.S. federal income tax consequences to the Non-U.S. Holder will be as described below under “— Tax Consequences of Ownership and Disposition of Post-Closing Company Securities — Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities.” If the redemption does not qualify as a sale of Post-Closing Company Class A common stock, the Non-U.S. Holder will be treated as receiving a corporate distribution, the U.S. federal income tax consequences of which are described below under “— Tax Consequences of Ownership and Disposition of Post-Closing Company Securities — Taxation of Distributions.”

Because it may not be certain at the time a Non-U.S. Holder is redeemed whether such Non-U.S. Holder’s redemption will be treated as a sale of shares or a corporate distribution, and because such determination will depend in part on a Non-U.S. Holder’s particular circumstances, the applicable withholding agent may not be able to determine whether (or to what extent) a Non-U.S. Holder is treated as receiving a dividend for U.S. federal income tax purposes. Therefore, the applicable withholding agent may withhold tax at a rate of 30% (or such lower rate as may be specified by an applicable income tax treaty) on the gross amount of any consideration paid to a Non-U.S. Holder in redemption of such Non-U.S. Holder’s Post-Closing Company Class A common stock, unless (1) the applicable withholding agent has established special procedures allowing Non-U.S. Holders to certify that they are exempt from such withholding tax and (2) such Non-U.S. Holders are able to certify that they meet the requirements of such exemption (e.g., because such Non-U.S. Holders are not treated as receiving a dividend under the Section 302 tests described above under the section entitled “U.S. Holders — Tax Effects to U.S. Holders of Exercising Redemption Rights — Generally”). However, there can be no assurance that any applicable withholding agent will establish such special certification procedures. If an applicable withholding agent withholds excess amounts from the amount payable to a Non-U.S. Holder, such Non-U.S. Holder generally may obtain a refund of any such excess amounts by timely filing an appropriate claim for refund with the IRS. Non-U.S. Holders should consult their own tax advisors regarding the application of the foregoing rules in light of their particular facts and circumstances and any applicable procedures or certification requirements.

Tax Consequences of Ownership and Disposition of Post-Closing Company Securities

Taxation of Distributions

In general, any distributions (including constructive distributions, but not including certain distributions of the Post-Closing Company stock or rights to acquire the Post-Closing Company stock) made to a Non-U.S. Holder of shares of Post-Closing Company Class A common stock, to the extent paid out of the Post-Closing Company’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles), will constitute dividends for U.S. federal income tax purposes and, provided such dividends are not effectively connected with the Non-U.S. Holder’s conduct of a trade or business within the United States, the Post-Closing Company (or another applicable withholding agent) will be required to withhold tax from the gross amount of the dividend at a rate of 30%, unless such Non-U.S. Holder is eligible for a reduced rate of withholding tax under an applicable income tax treaty and provides proper certification of its eligibility for such reduced rate (usually on an IRS Form W-8BEN or W-8BEN-E). In the case of any constructive dividend, it is possible that this tax would be withheld from any amount owed to a Non-U.S. Holder by the applicable withholding agent, including cash distributions on other property or sale proceeds from warrants or other property subsequently paid or credited to such Non-U.S. Holder. Any distribution not constituting a dividend will be treated first as reducing (but not below zero) the Non-U.S. Holder’s adjusted tax basis in its shares of Post-Closing Company Class A common stock and, to the extent such distribution exceeds the Non-U.S. Holder’s adjusted tax basis, as gain realized from the sale or other disposition of the Post-Closing Company Class A common stock, which will be treated as described below under the section entitled “— Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities.” If the Post-Closing Company determines that it is likely to be classified as a “United States real property holding corporation” (see the section entitled “— Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities” below), the applicable withholding agent may be required to withhold 15% of any distribution that exceeds the Post-Closing Company’s current and accumulated earnings and profits.

The withholding tax generally does not apply to dividends paid to a Non-U.S. Holder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the Non-U.S. Holder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. federal income tax as if the Non-U.S. Holder were a U.S. resident, subject to an applicable income tax treaty providing otherwise. A Non-U.S. Holder that is treated as a foreign corporation for U.S. federal income tax purposes receiving effectively connected dividends may also be subject to an additional “branch profits tax” imposed at a rate of 30% (or a lower rate provided in an applicable tax treaty).

Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities

A Non-U.S. Holder generally will not be subject to U.S. federal income or withholding tax in respect of gain recognized on a sale, taxable exchange or other taxable disposition of its Post-Closing Company Securities, including an expiration or redemption of the Post-Closing Company public warrants as described below under the section entitled “— Exercise, Lapse or Redemption of Post-Closing Company Public Warrants,” or a redemption of Post-Closing Company Class A common stock that is treated as a sale of shares as described above under the section entitled “— Tax Effects to Non-U.S. Holders of Exercising Redemption Rights,” unless:

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the gain is effectively connected with the conduct by the Non-U.S. Holder of a trade or business within the United States (and, if required by an applicable income tax treaty, is attributable to a permanent establishment or fixed base that such Non-U.S. Holder maintains in the United States);
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such Non-U.S. Holder is an individual who was present in the United States for 183 days or more in the taxable year of such disposition (as such days are calculated pursuant to Section 7701(b)(3) of the Code) and certain other requirements are met; or
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the Post-Closing Company is or has been a “United States real property holding corporation” for U.S. federal income tax purposes at any time during the shorter of the five-year period ending on the date of disposition or the Non-U.S. Holder’s holding period for the applicable Post-Closing Company Security being disposed of.

Unless an applicable treaty provides otherwise, gain described in the first bullet point above will be subject to tax at generally applicable U.S. federal income tax rates as if the Non-U.S. Holder were a U.S. resident. Any gains described in the first bullet point above of a Non-U.S. Holder that is treated as a foreign corporation for U.S. federal income tax purposes may also be subject to an additional “branch profits tax” imposed at a 30% rate (or a lower applicable income tax treaty rate).

If the second bullet point applies to a Non-U.S. Holder, such Non-U.S. Holder generally will be subject to U.S. tax on such Non-U.S. Holder’s net capital gain for such year (including any gain realized in connection with the redemption) at a tax rate of 30% (or a lower applicable tax treaty rate).

If the third bullet point above applies to a Non-U.S. Holder, subject to certain exceptions in the case of interests that are regularly traded on an established market, gain recognized by such holder will be subject to tax at generally applicable U.S. federal income tax rates, and a buyer of such Post-Closing Company Security or the Post-Closing Company may be required to withhold U.S. federal income tax at a rate of 15% of the amount realized upon such disposition or redemption.

Based on the nature of the business and activities of PlusAI, it generally is not expected that the Post-Closing Company would be a United States real property holding corporation after the Domestication or immediately after the business combination is completed. However, neither CCIX nor the Post-Closing Company has undertaken a formal analysis of the Post-Closing Company’s possible status as a United States real property holding corporation. Such determination is factual in nature and subject to change. Accordingly, no assurance can be provided as to whether the Post-Closing Company would be treated as a United States real property holding corporation in any taxable year.

Non-U.S. Holders should consult their tax advisors regarding the U.S. federal income tax consequences to them in respect of any loss recognized on a sale, taxable exchange or other taxable disposition of its Post-Closing Company Securities.

Exercise, Lapse or Redemption of Post-Closing Company Public Warrants

A Non-U.S. Holder generally will not recognize taxable gain or loss on the acquisition of Post-Closing Company Class A common stock upon exercise of Post-Closing Company public warrants for cash. The Non-U.S. Holder’s tax basis in the share of Post-Closing Company Class A common stock received upon exercise of Post-Closing Company public warrants generally will be an amount equal to the sum of the Non-U.S. Holder’s tax basis in such Post-Closing

Company public warrants and the exercise price. It is unclear whether the Non-U.S. Holder’s holding period for the Post-Closing Company Class A common stock received upon exercise of the Post-Closing Company public warrants will begin on the date following the date of exercise or on the date of exercise of the Post-Closing Company public warrants; in either case, the holding period will not include the period during which the Non-U.S. Holder held the Post-Closing Company public warrants. If any Post-Closing Company public warrants are allowed to lapse unexercised, a Non-U.S. Holder generally will recognize a capital loss equal to such holder’s tax basis in such lapsed Post-Closing Company public warrants and generally will be taxed as described above under “— Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities.”

Consistent with the CCIX Warrants, the Post-Closing Company public warrants may be exercised on a cashless basis in certain circumstances. The U.S. federal income tax characterization of a cashless exercise of Post-Closing Company public warrants are not clear under current tax law. A cashless exercise may not be a taxable exchange, either because the exercise is not a realization event or because the exercise is treated as a recapitalization for U.S. federal income tax purposes. If the cashless exercise is not taxable, a Non-U.S. Holder’s tax basis in the Post-Closing Company Class A common stock received would equal the Non-U.S. Holder’s tax basis in the Post-Closing Company public warrants exercised therefor. If the cashless exercise were treated as not being a realization event, it is unclear whether a Non-U.S. Holder’s holding period in the Post-Closing Company Class A common stock would be treated as commencing on the date following the date of exercise or on the date of exercise of the Post-Closing Company public warrants; in either case, the holding period would not include the Non-U.S. Holder’s holding period for the Post-Closing Company public warrants exercised therefor.

If the cashless exercise were treated as a recapitalization, the holding period of the Post-Closing Company Class A common stock would include the holding period of the Post-Closing Company public warrants exercised therefor.

It is also possible that a cashless exercise could be treated in part as a taxable exchange in which gain or loss would be recognized. In such event, a Non-U.S. Holder could be deemed to have surrendered a number of Post-Closing Company public warrants equal to the number of shares of Post-Closing Company Class A common stock having a value equal to the exercise price for the total number of Post-Closing Company public warrants to be exercised. In such case, the Non-U.S. Holder would recognize capital gain or loss with respect to the Post-Closing Company public warrants deemed surrendered in an amount equal to the difference between the fair market value of the Post-Closing Company Class A common stock that would have been received in a regular exercise of the Post-Closing Company public warrants deemed surrendered and the Non-U.S. Holder’s tax basis in the Post-Closing Company public warrants deemed surrendered. Any gain or loss recognized by a Non-U.S. Holder generally will be taxed as described above in “— Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities.” It is unclear whether a Non-U.S. Holder’s holding period for the Post-Closing Company Class A common stock would commence on the date following the date of exercise or on the date of exercise of the Post-Closing Company public warrants; in either case, the holding period would not include the Non-U.S. Holder’s holding period for the Post-Closing Company public warrants exercised therefor.

Due to the absence of authority on the U.S. federal income tax treatment of a cashless exercise, including when a Non-U.S. Holder’s holding period would commence with respect to the Post-Closing Company Class A common stock received, there can be no assurance regarding which, if any, of the alternative tax consequences and holding periods described above would be adopted by the IRS or a court of law. Accordingly, Non-U.S. Holders should consult their tax advisors regarding the tax consequences of a cashless exercise.

If the Post-Closing Company redeems Post-Closing Company public warrants for cash or if Post-Closing Company purchases Post-Closing Company public warrants in an open market transaction, such redemption or purchase generally will be treated as a taxable disposition to the Non-U.S. Holder, taxed as described above under “— Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities.”

Non-U.S. Holders should consult their tax advisors regarding the tax consequences of the exercise, lapse, or redemption of Post-Closing Company public warrants.

Possible Constructive Distributions

Similar with the CCIX Warrants, the terms of each Post-Closing Company public warrant will provide for an adjustment to the number of shares of Post-Closing Company Class A common stock for which the Post-Closing Company public warrant may be exercised or to the exercise price of the Post-Closing Company public warrant in certain events. An adjustment which has the effect of preventing dilution generally is not a taxable event. A Non-U.S. Holder of the Post-Closing Company public warrants would, however, be treated as receiving a constructive distribution from the Post-Closing Company if, for example, the adjustment increases the Non-U.S. Holder’s proportionate interest in the Post-Closing Company’s assets or earnings and profits (for example, through an increase in the number of shares of Post-Closing Company Class A common stock that would be obtained upon exercise or through a decrease in the exercise price of the Post-Closing Company public warrant), which adjustment may be made as a result of a distribution of cash or other property, such as other securities, to the holders of shares of Post-Closing Company stock, or as a result of the issuance of a stock dividend to holders of shares of Post-Closing Company stock, in each case, which is taxable to the holders of such stock as a distribution. Any constructive distribution treated as received by a Non-U.S. Holder generally would be subject to U.S. federal income tax (including any applicable withholding) in the same manner as if such Non-U.S. Holder received a corporate distribution from Post-Closing Company equal to the fair market value of such increased interest without any corresponding receipt of cash, the U.S. federal income tax consequences of which are described above under “— Taxation of Distributions.”

Information Reporting and Backup Withholding

Information returns will be filed with the IRS in connection with payments of distributions and the proceeds from a sale or other disposition of Post-Closing Company Securities. A Non-U.S. Holder may have to comply with certification procedures to establish that it is not a U.S. person in order to avoid information reporting and backup withholding requirements. The certification procedures required to claim a reduced rate of withholding under a treaty generally will satisfy the certification requirements necessary to avoid the backup withholding as well.

Backup withholding is not an additional tax. The amount of any backup withholding from a payment to a Non-U.S. Holder generally will be allowed as a credit against such Non-U.S. Holder’s U.S. federal income tax liability and may entitle such Non-U.S. Holder to a refund, provided that the required information is timely furnished to the IRS.

De-SPAC, Federal Income Taxes Consequences, SPAC Security Holders [Text Block]

U.S. Holders

As used in this proxy statement/prospectus, a “U.S. Holder” is a beneficial owner of a CCIX Security, CCIX Delaware Security or a Post-Closing Company Security, as applicable, that for U.S. federal income tax purposes is, or is treated as:

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an individual who is a citizen or resident of the United States;
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a corporation that is created or organized in or under the laws of the United States or any state in the United States or the District of Columbia;
•
an estate whose income is subject to U.S. federal income tax regardless of its source; or
•
a trust if (1) a U.S. court can exercise primary supervision over the administration of such trust and one or more “United States persons” (within the meaning of Section 7701(a)(30) of the Code) have the authority to control all substantial decisions of the trust or (2) the trust has a valid election in place to be treated as a United States person.

Tax Effects of the Domestication to U.S. Holders

Generally

Assuming the Domestication qualifies as an F Reorganization, U.S. Holders of CCIX Securities generally should not recognize gain or loss for U.S. federal income tax purposes in connection with the Domestication, except as provided below under the sections entitled “— Effects of Section 367 to U.S. Holders of CCIX Class A Ordinary Shares” and “— 5. PFIC Considerations.”

Subject to the discussion below under the section entitled “— PFIC Considerations,” if the Domestication fails to qualify as an F Reorganization (and does not otherwise qualify as a “reorganization” within the meaning of Section 368(a) of the Code), a U.S. Holder of CCIX Securities generally would recognize gain or loss with respect to its CCIX Securities in an amount equal to the difference, if any, between the fair market value of the corresponding CCIX Delaware Securities received in the Domestication and the U.S. Holder’s adjusted tax basis in its CCIX Securities surrendered.

U.S. Holders exercising redemption rights will be subject to the potential tax consequences of the Domestication. All U.S. Holders considering exercising redemption rights with respect to CCIX public shares are urged to consult with their tax advisors with respect to the potential tax consequences to them of the Domestication and exercise of redemption rights.

Basis and Holding Period Considerations

Assuming the Domestication qualifies as an F Reorganization, subject to the discussion below under the section entitled “—PFIC Considerations”: (1) the tax basis of a share of CCIX Class A Common Stock or CCIX Delaware Warrant received by a U.S. Holder in the Domestication will equal the U.S. Holder’s tax basis in the CCIX Class A Ordinary Share or CCIX Warrant surrendered in exchange therefor, increased by any amount included in the income of such U.S. Holder as a result of Section 367 of the Code (as discussed below) and (2) the holding period for a share of CCIX Class A Common Stock or CCIX Delaware Warrant received by a U.S. Holder will include such U.S. Holder’s holding period for the CCIX Class A Ordinary Share or CCIX Warrant surrendered in exchange therefor.

If the Domestication fails to qualify as an F Reorganization (and does not otherwise qualify as a “reorganization” within the meaning of Section 368(a) of the Code), the U.S. Holder’s basis in the CCIX Class A Common Stock and CCIX Delaware Warrant would be equal to the sum of the fair market value of such CCIX Class A Common Stock and CCIX Delaware Warrant on the date of the Domestication, and such U.S. Holder’s holding period for such CCIX Class A Common Stock and CCIX Delaware Warrant would begin on the day following the date of the Domestication. Holders who hold different blocks of CCIX Securities (generally, CCIX Securities purchased or acquired on different dates or at different prices) should consult their tax advisors to determine how the above rules apply to them, and the discussion above is general in nature and does not specifically address all of the consequences to U.S. Holders who hold different blocks of CCIX Securities.

Effects of Section 367 to U.S. Holders of CCIX Class A Ordinary Shares

Section 367 of the Code applies to certain transactions involving foreign corporations, including a domestication of a foreign corporation in a transaction that qualifies as an F Reorganization. Subject to the discussion below under the section entitled “— PFIC Considerations,” Section 367(b) of the Code and the Treasury Regulations promulgated thereunder impose U.S. federal income tax on certain U.S. persons in connection with transactions that would otherwise be tax-deferred. Section 367(b) of the Code will generally apply to U.S. Holders on the date of the Domestication, including any such U.S. Holders exercising redemption rights.

U.S. Holders Who Own Ten Percent or More (By Vote or Value) of CCIX Shares. Subject to the discussion below under the section entitled “— PFIC Considerations,” a 10% U.S. Shareholder on the date of the Domestication must include in income as a deemed dividend deemed paid by CCIX the “all earnings and profits amount” attributable to the CCIX Class A Ordinary Shares it directly owns within the meaning of Treasury Regulations under Section 367(b) of the Code. A U.S. Holder’s ownership of CCIX Warrants will be taken into account in determining whether such

U.S. Holder is a 10% U.S. Shareholder. Complex attribution rules apply in determining whether a U.S. Holder is a 10% U.S. Shareholder and all U.S. Holders are urged to consult their tax advisors with respect to these attribution rules.

A 10% U.S. Shareholder’s “all earnings and profits amount” with respect to its CCIX Class A Ordinary Shares is the net positive earnings and profits of CCIX attributable to such CCIX Class A Ordinary Shares (each as determined under Treasury Regulations under Section 367(b) of the Code) but without regard to any gain that would be realized on a sale or exchange of such CCIX Class A Ordinary Shares. Treasury Regulations under Section 367(b) of the Code provide that the “all earnings and profits amount” attributable to a shareholder’s stock is determined according to the principles of Section 1248 of the Code. In general, Section 1248 of the Code and the Treasury Regulations under the Code provide that the amount of earnings and profits attributable to a block of stock (as defined in Treasury Regulations under Section 1248 of the Code) in a foreign corporation is the ratably allocated portion of the foreign corporation’s earnings and profits generated during the period the shareholder held the block of stock.

CCIX does not expect to have significant, if any, cumulative net earnings and profits on the date of the Domestication. If CCIX’s cumulative net earnings and profits through the date of the Domestication are less than or equal to zero, then a 10% U.S. Shareholder should not be required to include in gross income an “all earnings and profits amount” with respect to its CCIX Class A Ordinary Shares. However, the determination of earnings and profits is complex and may be impacted by numerous factors (including matters discussed in this proxy statement/prospectus). It is possible that the amount of CCIX’s cumulative net earnings and profits could be positive through the date of the Domestication, in which case a 10% U.S. Shareholder would be required to include its “all earnings and profits amount” in income as a deemed dividend deemed paid by CCIX under Treasury Regulations under Section 367(b) of the Code as a result of the Domestication. Any such deemed dividend is expected to be treated as foreign-source income for U.S. federal income tax purposes, and is not expected to be eligible for preferential tax rates because CCIX is expected to be treated as a PFIC.

U.S. Holders Who Own Less Than 10% (By Vote or Value) of CCIX Shares. Subject to the discussion below under the section entitled “— PFIC Considerations,” a U.S. Holder who, on the date of the Domestication, is not a 10% U.S. Shareholder and whose CCIX Class A Common Stock has a fair market value of $50,000 or more on the date of the Domestication will recognize gain (but not loss) with respect to the CCIX Class A Common Stock received in the Domestication or, in the alternative, may elect to recognize the “all earnings and profits amount” attributable to such U.S. Holder’s CCIX Class A Ordinary Shares as described below.

Subject to the discussion below under the section entitled “— PFIC Considerations,” unless a U.S. Holder makes the “all earnings and profits election” as described below, such U.S. Holder generally must recognize gain (but not loss) with respect to CCIX Class A Common Stock received in the Domestication in an amount equal to the excess of the fair market value of such CCIX Class A Common Stock over the U.S. Holder’s adjusted tax basis in the CCIX Class A Ordinary Shares deemed surrendered in exchange therefor. U.S. Holders who hold different blocks of CCIX Class A Ordinary Shares (generally, CCIX Class A Ordinary Shares purchased or acquired on different dates or at different prices) should consult their tax advisors to determine how the above rules apply to them.

In lieu of recognizing any gain as described in the preceding paragraph, a U.S. Holder may elect to include in income as a deemed dividend deemed paid by CCIX the “all earnings and profits amount” attributable to its CCIX Class A Ordinary Shares under Section 367(b) of the Code. There are, however, strict conditions for making this election. This election must comply with applicable Treasury Regulations and generally must include, among other things:

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a statement that the Domestication is a Section 367(b) exchange (within the meaning of the applicable Treasury Regulations);
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a complete description of the Domestication;
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a description of any stock, securities or other consideration transferred or received in the Domestication;
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a statement describing the amounts required to be taken into account for U.S. federal income tax purposes; and
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a statement that the U.S. Holder is making the election described in Treasury Regulations Section 1.367(b)-3(c)(3), which must include (1) a copy of the information that the U.S. Holder received from CCIX (or the Post-Closing Company) establishing and substantiating the U.S. Holder’s “all earnings and profits amount” with respect to the U.S. Holder’s CCIX Class A Ordinary Shares and (2) a representation that the U.S. Holder has notified CCIX (or CCIX Delaware or the Post-Closing Company) that the U.S. Holder is making the election described in Treasury Regulations Section 1.367(b)-3(c)(3); and
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certain other information required to be furnished with the U.S. Holder’s tax return or otherwise furnished pursuant to the Code or the Treasury Regulations.

The election must be attached by an electing U.S. Holder to such U.S. Holder’s timely filed U.S. federal income tax return (including extensions, if any) for the taxable year in which the Domestication occurs, and the U.S. Holder must send notice of making the election to CCIX or CCIX Delaware no later than the date such tax return is filed. In connection with this election, CCIX Delaware will reasonably cooperate with U.S. Holders of CCIX Class A Ordinary Shares, upon written request, to make available to such requesting U.S. Holders information regarding CCIX’s earnings and profits.

CCIX does not expect to have significant, if any, cumulative earnings and profits through the date of the Domestication and if that proves to be the case, U.S. Holders who make this election are not expected to have a significant income inclusion under Section 367(b) of the Code, provided that the U.S. Holder properly executes the election and complies with the applicable notice requirements. However, as noted above, if it were determined that CCIX had positive earnings and profits through the date of the Domestication, a U.S. Holder that makes the election described in this proxy statement/prospectus could have an “all earnings and profits amount” with respect to its CCIX Class A Ordinary Shares, and thus could be required to include that amount in income as a deemed dividend deemed paid by CCIX under applicable Treasury Regulations as a result of the Domestication. Any such deemed dividend is expected to be treated as foreign-source income for U.S. federal income tax purposes, and is not expected to be eligible for preferential tax rates because CCIX is expected to be treated as a PFIC.

Each U.S. Holder is urged to consult its tax advisor regarding the consequences to it of making an election to include in income the “all earnings and profits amount” attributable to its CCIX Class A Ordinary Shares under Section 367(b) of the Code and the appropriate filing requirements with respect to such election.

A U.S. Holder who, on the date of the Domestication, is not a 10% U.S. Shareholder and whose CCIX Class A Ordinary Shares have a fair market value of less than $50,000 on the date of the Domestication generally should not be required by Section 367(b) of the Code and the Treasury Regulations promulgated thereunder to recognize any gain or loss or include any part of the “all earnings and profits amount” in income in connection with the Domestication. However, such U.S. Holder may be subject to taxation under the PFIC rules as discussed below under the section entitled “— PFIC Considerations.”

Tax Consequences for U.S. Holders of CCIX Warrants

Assuming the Domestication qualifies as an F Reorganization, subject to the considerations described above under the section entitled “— Effects of Section 367 to U.S. Holders of CCIX Class A Ordinary Shares — U.S. Holders Who Own 10 Percent or More (By Vote or Value) of CCIX Shares” relating to a U.S. Holder’s ownership of CCIX Warrants being taken into account in determining whether such U.S. Holder is a 10% U.S. Shareholder for purposes of Section 367(b) of the Code and the considerations described below under the section entitled “— PFIC Considerations” relating to the PFIC rules, a U.S. Holder of CCIX Warrants should not be subject to U.S. federal income tax with respect to the exchange of CCIX Warrants for CCIX Delaware Warrants in the Domestication.

All U.S. Holders are urged to consult their tax advisors with respect to the effect of Section 367 of the Code to their particular circumstances.

PFIC Considerations

Regardless of whether the Domestication qualifies as an F Reorganization (and, if the Domestication qualifies as an F Reorganization, in addition to the discussion above under the section entitled “— Effects of Section 367 to U.S. Holders of CCIX Class A Ordinary Shares”), the Domestication could be a taxable event to U.S. Holders under the PFIC provisions of the Code if CCIX is considered a PFIC.

Definition of a PFIC. A foreign (i.e., non-United States) corporation will be classified as a PFIC for U.S. federal income tax purposes if either (1) at least 75% of its gross income in a taxable year, including its pro rata share of the gross income of any corporation in which it is considered to own at least 25% of the shares by value, is passive income or (2) at least 50% of its assets in a taxable year (generally determined based on fair market value and averaged quarterly over the year), including its pro rata share of the assets of any corporation in which it is considered to own at least 25% of the shares by value, are held for the production of, or produce, passive income. Passive income generally includes dividends, interest, rents and royalties (other than rents or royalties derived from the active conduct of a trade or business received from unrelated persons) and gains from the disposition of passive assets. The determination of whether a foreign corporation is a PFIC is made annually. Pursuant to a “startup exception,” a foreign corporation will not be a PFIC for the first taxable year the foreign corporation has gross income (the “startup year”) if (1) no predecessor of the foreign corporation was a PFIC; (2) the foreign corporation satisfies to the IRS that it will not be a PFIC for either of the first two taxable years following the startup year; and (3) the foreign corporation is not in fact a PFIC for either of those years.

PFIC Status of CCIX. Based upon the composition of its income and assets, and upon a review of its financial statements, CCIX believes that it likely will not be eligible for the startup exception and therefore likely has been a PFIC since its first taxable year and will likely be considered a PFIC for each taxable year thereafter, including the taxable year which ends as a result of the Domestication.

Effects of PFIC Rules on the Domestication. Even if the Domestication qualifies as an F Reorganization, Section 1291(f) of the Code requires that, to the extent provided in Treasury Regulations, a U.S. person who disposes of stock of a PFIC (including for this purpose, under a proposed Treasury Regulation that generally treats an “option” (which would generally include a CCIX Warrant) to acquire the stock of a PFIC as stock of the PFIC, exchanging warrants of a PFIC for newly issued warrants in connection with a domestication transaction) recognizes gain notwithstanding any other provision of the Code. No final Treasury Regulations are currently in effect under Section 1291(f) of the Code. However, proposed Treasury Regulations under Section 1291(f) of the Code have been promulgated with a retroactive proposed effective date. If finalized in their current form, those proposed Treasury Regulations would require gain recognition to U.S. Holders of CCIX Class A Ordinary Shares and CCIX Warrants as a result of the Domestication if:

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CCIX were classified as a PFIC at any time during such U.S. Holder’s holding period in such CCIX Class A Ordinary Shares or CCIX Warrants; and
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the U.S. Holder had not timely made (1) a QEF Election (as defined below) for the first taxable year in which the U.S. Holder owned such CCIX Class A Ordinary Shares or in which CCIX was a PFIC, whichever is later (or a QEF Election along with a purging election), or (2) an MTM Election (as defined below) with respect to such CCIX Class A Ordinary Shares. Under current law, neither a QEF Election nor an MTM Election can be made with respect to warrants (including CCIX Warrants).

The tax on any such recognized gain would be imposed based on a complex set of computational rules designed to offset the tax deferral with respect to the undistributed earnings of CCIX. Under these rules (the “excess distributions regime”):

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the U.S. Holder’s gain will be allocated ratably over the U.S. Holder’s holding period for such U.S. Holder’s CCIX Class A Ordinary Shares or CCIX Warrants;
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the amount of gain allocated to the U.S. Holder’s taxable year in which the U.S. Holder recognized the gain, or to the period in the U.S. Holder’s holding period before the first day of the first taxable year in which CCIX was a PFIC, will be taxed as ordinary income;
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the amount of gain allocated to other taxable years (or portions of such taxable years) of the U.S. Holder and included in such U.S. Holder’s holding period would be taxed at the highest tax rate in effect for that year and applicable to the U.S. Holder; and
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an additional tax equal to the interest charge generally applicable to underpayments of tax will be imposed on the U.S. Holder in respect of the tax attributable to each such other taxable year (described in the third bullet above) of such U.S. Holder.

The proposed Treasury Regulations provide coordinating rules with Section 367(b) of the Code, whereby, if the gain recognition rule of the proposed Treasury Regulations applied to a disposition of PFIC stock that results from a transfer with respect to which Section 367(b) of the Code requires the U.S. Holder to recognize gain or include an amount in income as a deemed dividend deemed paid by CCIX, the gain realized on the transfer is taxable as an excess distribution under the excess distribution regime, and the excess, if any, of the amount to be included in income under Section 367(b) of the Code over the gain realized under the excess distribution regime is taxable as provided under Section 367(b) of the Code. See the discussion above under the section entitled “— Effects of Section 367 to U.S. Holders of CCIX Class A Ordinary Shares.”

It is difficult to predict whether, in what form and with what effective date, final Treasury Regulations under Section 1291(f) of the Code may be adopted or how any such final Treasury Regulations would apply. Therefore, U.S. Holders of CCIX Class A Ordinary Shares that have not made a timely and effective QEF Election (or a QEF Election along with a purging election) or an MTM Election (each as defined below) may, pursuant to the proposed Treasury Regulations, be subject to taxation under the PFIC rules on the Domestication with respect to their CCIX Class A Ordinary Shares and CCIX Warrants under the excess distribution regime in the manner set forth above. A U.S. Holder that made a timely and effective QEF Election (or a QEF Election along with a purging election) or an MTM Election with respect to its CCIX Class A Ordinary Shares is referred to in this proxy statement/prospectus as an “Electing Shareholder” and a U.S. Holder that is not an Electing Shareholder is referred to in this proxy statement/prospectus as a “Non-Electing Shareholder.”

As discussed above, proposed Treasury Regulations issued under the PFIC rules generally treat an “option” (which would include a CCIX Warrant) to acquire the stock of a PFIC as stock of the PFIC, while final Treasury Regulations issued under the PFIC rules provide that neither a QEF Election nor an MTM Election (as defined below) may be made with respect to options. Therefore, it is possible that the proposed Treasury Regulations, if finalized in their current form, would apply to cause gain recognition on the exchange of CCIX Warrants for CCIX Delaware Warrants pursuant to the Domestication.

Any gain recognized by a Non-Electing Shareholder of CCIX Class A Ordinary Shares or a U.S. Holder of CCIX Warrants as a result of the Domestication pursuant to the PFIC rules would be taxable income to such U.S. Holder and taxed under the excess distribution regime in the manner set forth above, with no corresponding receipt of cash.

As noted above, if CCIX is considered a PFIC, the Domestication could be a taxable event under the PFIC rules regardless of whether the Domestication qualifies as an F Reorganization, and, absent a QEF Election (or a QEF Election along with a purging election) or an MTM Election, a U.S. Holder would be taxed under the excess distribution regime in the manner set forth above.

All U.S. Holders are urged to consult their tax advisors regarding the effects of the PFIC Rules on the Domestication, including the impact of any proposed or final Treasury Regulations.

QEF Election and Mark-to-Market Election

The impact of the PFIC rules on a U.S. Holder of CCIX Class A Ordinary Shares will depend on whether the U.S. Holder has made a timely and effective election to treat CCIX as a “qualified electing fund” under Section 1295 of the Code for the taxable year that is the first year in the U.S. Holder’s holding period of CCIX Class A Ordinary Shares during which CCIX qualified as a PFIC (a “QEF Election”) or, if in a later taxable year, the U.S. Holder made a QEF Election along with a purging election. One type of purging election creates a deemed sale of the U.S. Holder’s CCIX Class A Ordinary Shares at their then fair market value and requires the U.S. Holder to recognize gain pursuant to such purging election subject to the excess distribution regime described above. As a result of any such purging election, the U.S. Holder would increase the adjusted tax basis in its CCIX Class A Ordinary Shares by the amount of the gain recognized and, solely for purposes of the PFIC rules, would have a new holding period in its CCIX Class A Ordinary Shares. U.S. Holders are urged to consult their tax advisors as to the application of the rules governing purging elections to their particular circumstances.

A U.S. Holder’s ability to make a timely and effective QEF Election (or a QEF Election along with a purging election) with respect to its CCIX Class A Ordinary Shares is contingent upon, among other things, the provision by CCIX of a “PFIC Annual Information Statement” to such U.S. Holder.

CCIX or the Post-Closing Company (as applicable) will endeavor to provide a requesting U.S. Holder such information the IRS may require, including a PFIC Annual Information Statement, for making or maintaining a QEF Election (or making a QEF Election along with a purging election) for CCIX’s taxable year that ends on the date of the Domestication (and prior taxable years), but there is no assurance that CCIX or the Post-Closing Company will timely provide such required information. As discussed above, a U.S. Holder is not able to make a QEF Election with respect to CCIX Warrants under current law. An Electing Shareholder generally would not be subject to the excess distribution regime discussed above with respect to their CCIX Class A Ordinary Shares. As a result, an Electing Shareholder generally should not recognize gain or loss as a result of the Domestication except to the extent described under “— 3. Effects of Section 367 to U.S. Holders of CCIX Class A Ordinary Shares,” and subject to the discussion above under “— Tax Effects of the Domestication to U.S. Holders,” but rather would include annually in gross income its pro rata share of the ordinary earnings and net capital gain of CCIX, whether or not such amounts are actually distributed.

The impact of the PFIC rules on a U.S. Holder of CCIX Class A Ordinary Shares may also depend on whether the U.S. Holder has made a mark-to-market election under Section 1296 of the Code (an “MTM Election”). U.S. Holders who hold (actually or constructively) stock of a foreign corporation that is classified as a PFIC may elect to mark such stock to its market value each taxable year if such stock is “marketable stock,” generally, stock that is regularly traded on a stock exchange that is registered with the SEC, including the Nasdaq. No assurance can be given that CCIX Class A Ordinary Shares are considered to be marketable stock for purposes of the MTM Election for any taxable year or whether the other requirements of this election are satisfied. If such an election is available and has been made, such Electing Shareholder generally would not be subject to the excess distributions regime discussed above with respect to their CCIX Class A Ordinary Shares in connection with the Domestication. Instead, in general, such Electing Shareholder will include as ordinary income each year the excess, if any, of the fair market value of its CCIX Class A Ordinary Shares at the end of its taxable year over its adjusted tax basis in its CCIX Class A Ordinary Shares. The Electing Shareholder also will recognize an ordinary loss in respect of the excess, if any, of its adjusted tax basis in its CCIX Class A Ordinary Shares over the fair market value of its CCIX Class A Ordinary Shares at the end of its taxable year (but only to the extent of the net amount of previously included income as a result of the MTM Election). The Electing Shareholder’s tax basis in its CCIX Class A Ordinary Shares will be adjusted to reflect any such income or loss amounts, and any further gain recognized on a sale or other taxable disposition of its CCIX Class A Ordinary Shares will be treated as ordinary income (and any further loss recognized on such sale or disposition in excess of the net amount previously included in income as a result of the MTM Election would be capital loss). However, if the MTM Election is not made by a U.S. Holder with respect to the first taxable year of its holding period for the CCIX Class A Ordinary Shares in which CCIX is a PFIC, then the excess distribution regime discussed above will apply to certain dispositions of, distributions on and other amounts taxable with respect to, CCIX Class A

Ordinary Shares, including in connection with the Domestication. Under current law, an MTM Election is not available with respect to warrants, including the CCIX Warrants.

The rules dealing with PFICs are very complex and are impacted by various factors in addition to those described above, including the application of the rules addressing overlaps in the PFIC rules and the Section 367(b) rules and the rules relating to Controlled Foreign Corporations. All U.S. Holders of CCIX Securities are urged to consult their tax advisors regarding the consequences to them of the PFIC rules, including whether a QEF Election (or a QEF Election along with a purging election), an MTM election or any other election is available and whether and how any overlap rules apply, and the consequences to them of any such election or overlap rule and the impact of any proposed or final PFIC Treasury Regulations.

Tax Effects to U.S. Holders of Exercising Redemption Rights

Generally

The U.S. federal income tax consequences to a U.S. Holder of CCIX public shares that exercises its redemption rights with respect to its CCIX public shares will depend on whether the redemption qualifies as a sale of under Section 302 of the Code. If the redemption qualifies as a sale of shares by a U.S. Holder, the tax consequences to such U.S. Holder are as described below under the section entitled “— Taxation of Redemption Treated as a Sale.” If the redemption does not qualify as a sale of shares, a U.S. Holder will be treated as receiving a corporate distribution with the tax consequences to such U.S. Holder as described below under the section entitled “— Taxation of Redemption Treated as a Distribution.”

Whether a redemption of shares qualifies for sale treatment will depend largely on the total number of shares of the Post-Closing Company Class A common stock treated as held by the redeemed U.S. Holder before and after the redemption (including any shares treated as constructively owned by the U.S. Holder as a result of owning CCIX Warrants and any shares that a U.S. Holder would directly or indirectly acquire pursuant to the business combination) relative to all of the stock of the Post-Closing Company outstanding both before and after the redemption. The redemption generally will be treated as a sale of shares (rather than as a corporate distribution) if the redemption (1) is “substantially disproportionate” with respect to the U.S. Holder, (2) results in a “complete termination” of the U.S. Holder’s interest in the Post-Closing Company or (3) is “not essentially equivalent to a dividend” with respect to the U.S. Holder. These tests are explained more fully below.

In determining whether any of the foregoing tests result in a redemption qualifying for sale treatment, a U.S. Holder takes into account not only shares actually owned by the U.S. Holder, but also shares that are constructively owned by it under certain attribution rules set forth in the Code. A U.S. Holder may constructively own, in addition to shares owned directly, shares owned by certain related individuals and entities in which the U.S. Holder has an interest or that have an interest in such U.S. Holder, as well as any shares that the holder has a right to acquire by exercise of an option, which would generally include shares which could be acquired pursuant to the exercise of Post-Closing Company public warrants. Moreover, any shares that a U.S. Holder directly or constructively acquires pursuant to the business combination generally should be included in determining the U.S. federal income tax treatment of the redemption.

In order to meet the substantially disproportionate test, the percentage of the Post-Closing Company’s outstanding voting stock actually and constructively owned by the U.S. Holder immediately following the redemption of shares must, among other requirements, be less than 80% of the percentage of CCIX’s outstanding voting stock actually and constructively owned by the U.S. Holder immediately before the redemption (determined based on reduction in voting power, and taking into account redemptions by other holders and possibly the Post-Closing Company stock to be issued pursuant to the business combination). There will be a complete termination of a U.S. Holder’s interest in the Post-Closing Company if either (1) all of the shares actually and constructively owned by the U.S. Holder are redeemed or (2) all of the shares actually owned by the U.S. Holder are redeemed and the U.S. Holder is eligible to waive, and effectively waives in accordance with specific rules, the attribution of stock owned by certain family members and the U.S. Holder does not constructively own any other shares (including any stock constructively owned by the U.S. Holder as a result of owning CCIX Warrants). The redemption will not be essentially equivalent to a dividend if the redemption results in a “meaningful reduction” of the U.S. Holder’s proportionate interest in the Post-Closing Company. Whether the redemption will result in a meaningful reduction in a U.S. Holder’s proportionate interest in the Post-Closing Company will depend on the particular facts and circumstances. However, the IRS has indicated in a published ruling that even a small reduction in the proportionate interest of a small minority stockholder in a publicly held corporation where such stockholder exercises no control over corporate affairs may constitute such a “meaningful reduction.”

If none of the foregoing tests is satisfied, then the redemption of shares generally will be treated as a corporate distribution to the redeemed U.S. Holder and the tax effects to such a U.S. Holder will be as described below under the section entitled “—Taxation of Redemption Treated as a Distribution.” After the application of those rules, any remaining tax basis of the U.S. Holder in the redeemed shares will be added to the U.S. Holder’s adjusted tax basis in its remaining Post-Closing Company Class A common stock or, if it has none, to the U.S. Holder’s adjusted tax basis in its Post-Closing Company public warrants or possibly in other Post-Closing Company Class A common stock constructively owned by it.

U.S. Holders exercising redemption rights will be subject to the potential tax consequences of the Domestication (discussed further above).

U.S. Holders who actually or constructively own at least five percent by vote or value (or, if Post-Closing Company Class A common stock is not then publicly traded, at least one percent by vote or value) or more of the total outstanding Post-Closing Company Class A common stock may be subject to special reporting requirements with respect to a redemption of shares, and such holders should consult with their tax advisors with respect to their reporting requirements.

Taxation of Redemption Treated as a Distribution

If the redemption of a U.S. Holder’s shares is treated as a corporate distribution, as discussed above under the section entitled “— Generally,” the amount of cash received in the redemption generally will constitute a dividend for U.S. federal income tax purposes to the extent paid from the Post-Closing Company’s current or accumulated earnings and profits, as determined under U.S. federal income tax principles.

Distributions in excess of the Post-Closing Company’s current and accumulated earnings and profits will constitute a return of capital that will be applied against and reduce (but not below zero) the U.S. Holder’s adjusted tax basis in its shares. Any remaining excess will be treated as gain realized on the sale of shares and will be treated as described below under the section entitled “— Taxation of Redemption Treated as a Sale.”

Taxation of Redemption Treated as a Sale

If the redemption of a U.S. Holder’s shares is treated as a sale, as discussed above under the section entitled “— Generally,” a U.S. Holder generally will recognize capital gain or loss in an amount equal to the difference between the amount of cash received in the redemption and the U.S. Holder’s adjusted tax basis in the shares redeemed. Any such capital gain or loss generally will be long-term capital gain or loss if the U.S. Holder’s holding period for the shares so disposed of exceeds one year. Long-term capital gains recognized by non-corporate U.S. Holders generally will be eligible to be taxed at reduced rates. The deductibility of capital losses is subject to limitations.

U.S. Holders who hold different blocks of shares (including as a result of holding different blocks of CCIX Class A Ordinary Shares purchased or acquired on different dates or at different prices) should consult their tax advisors to determine how the above rules apply to them.

ALL U.S. HOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS AS TO THE TAX CONSEQUENCES TO THEM OF AN EXERCISE OF REDEMPTION RIGHTS.

Tax Consequences of Ownership and Disposition of Post-Closing Company Securities

Taxation of Distributions

In general, distributions of cash or other property to U.S. Holders of Post-Closing Company Class A common stock (other than certain distributions of the Post-Closing Company Class A common stock or rights to acquire the Post-Closing Company Class A common stock) generally will constitute dividends for U.S. federal income tax purposes to the extent paid from the Post-Closing Company’s current or accumulated earnings and profits, as determined under U.S. federal income tax principles. Distributions in excess of current and accumulated earnings and profits generally will constitute a return of capital that will be applied against and reduce (but not below zero) the U.S. Holder’s adjusted tax basis in its Post-Closing Company Class A common stock. Any remaining excess generally will be treated as gain realized on the sale or other disposition of the Post-Closing Company Class A common stock, as described below under the section entitled “— Gain or Loss on Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities.”

Dividends paid to a U.S. Holder that is treated as a taxable corporation for U.S. federal income tax purposes generally will qualify for the dividends received deduction if the requisite holding period is satisfied. With certain exceptions (including dividends treated as investment income for purposes of investment interest deduction limitations), and provided certain holding period requirements are met, dividends paid to a non-corporate U.S. Holder generally will constitute “qualified dividend income” subject to tax at reduced rates applicable to long-term capital gains.

Gain or Loss on Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities

Upon a sale or other taxable disposition of Post-Closing Company Securities (which, in general, would include a redemption of Post-Closing Company public warrants that is treated as a sale of such warrants as described below), a U.S. Holder generally will recognize capital gain or loss in an amount equal to the difference between the amount realized and the U.S. Holder’s adjusted tax basis in the Post-Closing Company Securities. Any such capital gain or loss generally will be long-term capital gain or loss if the U.S. Holder’s holding period for the Post-Closing Company Securities so disposed of exceeds one year. Long-term capital gains recognized by non-corporate U.S. Holders may be eligible to be taxed at reduced rates. The deductibility of capital losses is subject to limitations.

Generally, the amount of gain or loss recognized by a U.S. Holder is an amount equal to the difference between (1) the sum of the amount of cash and the fair market value of any property received in such disposition and (2) the U.S. Holder’s adjusted tax basis in its Post-Closing Company Securities so disposed of. See the section entitled “— Tax Effects of the Domestication to U.S. Holders” above for a discussion of a U.S. Holder’s adjusted tax basis in its securities following the Domestication. See the section entitled “— Exercise, Lapse or Redemption of Post-Closing Company Public Warrants” below for a discussion regarding a U.S. Holder’s tax basis in Post-Closing Company Class A common stock acquired pursuant to the exercise of a Post-Closing Company public warrant.

Exercise, Lapse or Redemption of Post-Closing Company Public Warrants

A U.S. Holder generally will not recognize taxable gain or loss on the acquisition of Post-Closing Company Class A common stock upon exercise of Post-Closing Company public warrants for cash. The U.S. Holder’s tax basis in the shares of Post-Closing Company Class A common stock received upon exercise of the Post-Closing Company public warrants generally will be an amount equal to the sum of the U.S. Holder’s tax basis in the Post-Closing Company public warrants and the exercise price. It is unclear whether the U.S. Holder’s holding period for the Post-Closing Company Class A common stock received upon exercise of the Post-Closing Company public warrants will begin on the date following the date of exercise or on the date of exercise of the Post-Closing Company public warrants; in either case, the holding period will not include the period during which the U.S. Holder held the Post-Closing Company public warrants. If any Post-Closing Company public warrants are allowed to lapse unexercised, a U.S. Holder generally will recognize a capital loss equal to such holder’s tax basis in the lapsed Post-Closing Company public warrants.

The tax consequences of a cashless exercise of Post-Closing Company public warrants are not clear under current tax law. A cashless exercise may not be taxable, either because the exercise is not a realization event or because the exercise is treated as a recapitalization for U.S. federal income tax purposes. If the cashless exercise is not taxable, a U.S. Holder’s basis in the Post-Closing Company Class A common stock received would equal the U.S. Holder’s basis in the Post-Closing Company public warrants exercised therefor. If the cashless exercise were treated as not being a realization event, it is unclear whether a U.S. Holder’s holding period in the Post-Closing Company Class A common stock would be treated as commencing on the date following the date of exercise or on the date of exercise of the Post-Closing Company public warrants; in either case, the holding period would not include the period during which the U.S. Holder held the Post-Closing Company public warrants. If the cashless exercise were treated as a recapitalization, the holding period of the Post-Closing Company Class A common stock would include the holding period of the Post-Closing Company public warrants exercised therefor.

It is also possible that a cashless exercise could be treated in part as a taxable exchange in which gain or loss would be recognized. In such event, a U.S. Holder could be deemed to have surrendered a number of Post-Closing Company public warrants equal to the number of shares of Post-Closing Company Class A common stock having a value equal to the exercise price for the total number of Post-Closing Company public warrants to be exercised. In such case, the U.S. Holder would recognize capital gain or loss with respect to the Post-Closing Company public warrants deemed surrendered in an amount equal to the difference between the fair market value of the Post-Closing Company Class A common stock that would have been received in a regular exercise of the Post-Closing Company public warrants deemed surrendered and the U.S. Holder’s tax basis in the Post-Closing Company public warrants deemed surrendered. In this case, a U.S. Holder’s aggregate tax basis in the Post-Closing Company Class A common stock received would equal the sum of the U.S. Holder’s tax basis in the Post-Closing Company public warrants deemed exercised and the aggregate exercise price of such Post-Closing Company public warrants. It is unclear whether a U.S. Holder’s holding period for the Post-Closing Company Class A common stock would commence on the date following the date of exercise or on the date of exercise of the Post-Closing Company public warrants; in either case, the holding period would not include the period during which the U.S. Holder held the Post-Closing Company public warrants.

Due to the absence of authority on the U.S. federal income tax treatment of a cashless exercise, including when a U.S. Holder’s holding period would commence with respect to the Post-Closing Company Class A common stock received, there can be no assurance regarding which, if any, of the alternative tax consequences and holding periods described above would be adopted by the IRS or a court of law. Accordingly, U.S. Holders should consult their tax advisors regarding the tax consequences of a cashless exercise.

If the Post-Closing Company redeems Post-Closing Company public warrants for cash or if it purchases Post-Closing Company public warrants in an open market transaction, such redemption or purchase generally will be treated as a taxable disposition to the U.S. Holder, taxed as described above under the section entitled “— Gain or Loss on Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities.”

Possible Constructive Distributions

Consistent with the CCIX Warrants, the terms of each Post-Closing Company public warrant will provide for an adjustment to the number of shares of Post-Closing Company Class A common stock for which the Post-Closing Company public warrant may be exercised or to the exercise price of the Post-Closing Company public warrant in certain events. An adjustment which has the effect of preventing dilution generally is not taxable. A U.S. Holder of the Post-Closing Company public warrants would, however, be treated as receiving a constructive distribution from the Post-Closing Company if, for example, the adjustment increases the U.S. Holder’s proportionate interest in the Post-Closing Company’s assets or earnings and profits (for example, through an increase in the number of shares of Post-Closing Company Class A common stock that would be obtained upon exercise or through a decrease in the exercise price of the Post-Closing Company public warrant), which adjustment may be made as a result of a distribution of cash or other property, such as other securities, to the holders of shares of the Post-Closing Company stock, or as a result of the issuance of a stock dividend to holders of shares of the Post-Closing Company stock, in each case, which is taxable to the holders of such shares as a distribution. Such constructive distribution generally would be subject to tax as described above under the section entitled “— Taxation of Distributions” in the same manner as if the U.S. Holders of the Post-Closing Company public warrants received a cash distribution from the Post-Closing Company equal to the fair market value of such increased interest.

Information Reporting and Backup Withholding

Payments of dividends on and the proceeds from a sale or other disposition of Post-Closing Company Securities will be subject to information reporting to the IRS and U.S. backup withholding on such payments may be possible. Backup withholding will not apply, however, to a U.S. Holder who furnishes a correct taxpayer identification number and makes other required certifications, or who is otherwise exempt from backup withholding and establishes such exempt status.

Backup withholding is not an additional tax. Amounts withheld as backup withholding may be credited against a U.S. Holder’s U.S. federal income tax liability, and the U.S. Holder generally may obtain a refund of any excess amounts withheld under the backup withholding rules by timely filing the appropriate claim for refund with the IRS and furnishing any required information.

Non-U.S. Holders

As used in this proxy statement/prospectus, a “Non-U.S. Holder” is a beneficial owner of a CCIX Security or Post-Closing Company Security, as applicable, who or that for U.S. federal income tax purposes is, or is treated as:

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a non-resident alien individual, other than certain former citizens and residents of the United States subject to U.S. tax as expatriates;
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a foreign corporation; or
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an estate or trust that is not a U.S. Holder.

Tax Effects of the Domestication to Non-U.S. Holders

The Domestication is not expected to result in any U.S. federal income tax consequences to a Non-U.S. Holder of CCIX Securities unless the Domestication fails to qualify as an F Reorganization (and does not otherwise qualify as a “reorganization” within the meaning of Section 368(a) of the Code) and such Non-U.S. Holder holds its CCIX Securities in connection with a conduct of a trade or business in the United States (and, if required by an applicable income tax treaty, is attributable to a permanent establishment or fixed base that such Non-U.S. Holder maintains in the United States) or is a nonresident alien individual who is physically present in the United States for at least 183 days during that individual’s taxable year in which the Domestication occurs and meets certain other requirements. Non-U.S. Holders will own stock and warrants of a U.S. corporation, i.e., the Post-Closing Company, rather than a non-U.S. corporation, i.e., CCIX, after the Domestication.

Non-U.S. Holders exercising redemption rights will be subject to the potential tax consequences of the Domestication. All Non-U.S. Holders considering exercising redemption rights with respect to CCIX Class A Ordinary Shares are urged to consult with their tax advisors with respect to the potential tax consequences to them of the Domestication and exercise of redemption rights.

Tax Effects to Non-U.S. Holders of Exercising Redemption Rights

The U.S. federal income tax consequences to a Non-U.S. Holder of CCIX Class A Ordinary Shares that exercises its redemption rights will depend on whether the redemption qualifies as a sale of shares redeemed, as described above under “U.S. Holders — Tax Effects to U.S. Holders of Exercising Redemption Rights — Generally.” The U.S. federal income tax consequences to the Non-U.S. Holder will be as described below under “— Tax Consequences of Ownership and Disposition of Post-Closing Company Securities — Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities.” If the redemption does not qualify as a sale of Post-Closing Company Class A common stock, the Non-U.S. Holder will be treated as receiving a corporate distribution, the U.S. federal income tax consequences of which are described below under “— Tax Consequences of Ownership and Disposition of Post-Closing Company Securities — Taxation of Distributions.”

Because it may not be certain at the time a Non-U.S. Holder is redeemed whether such Non-U.S. Holder’s redemption will be treated as a sale of shares or a corporate distribution, and because such determination will depend in part on a Non-U.S. Holder’s particular circumstances, the applicable withholding agent may not be able to determine whether (or to what extent) a Non-U.S. Holder is treated as receiving a dividend for U.S. federal income tax purposes. Therefore, the applicable withholding agent may withhold tax at a rate of 30% (or such lower rate as may be specified by an applicable income tax treaty) on the gross amount of any consideration paid to a Non-U.S. Holder in redemption of such Non-U.S. Holder’s Post-Closing Company Class A common stock, unless (1) the applicable withholding agent has established special procedures allowing Non-U.S. Holders to certify that they are exempt from such withholding tax and (2) such Non-U.S. Holders are able to certify that they meet the requirements of such exemption (e.g., because such Non-U.S. Holders are not treated as receiving a dividend under the Section 302 tests described above under the section entitled “U.S. Holders — Tax Effects to U.S. Holders of Exercising Redemption Rights — Generally”). However, there can be no assurance that any applicable withholding agent will establish such special certification procedures. If an applicable withholding agent withholds excess amounts from the amount payable to a Non-U.S. Holder, such Non-U.S. Holder generally may obtain a refund of any such excess amounts by timely filing an appropriate claim for refund with the IRS. Non-U.S. Holders should consult their own tax advisors regarding the application of the foregoing rules in light of their particular facts and circumstances and any applicable procedures or certification requirements.

Tax Consequences of Ownership and Disposition of Post-Closing Company Securities

Taxation of Distributions

In general, any distributions (including constructive distributions, but not including certain distributions of the Post-Closing Company stock or rights to acquire the Post-Closing Company stock) made to a Non-U.S. Holder of shares of Post-Closing Company Class A common stock, to the extent paid out of the Post-Closing Company’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles), will constitute dividends for U.S. federal income tax purposes and, provided such dividends are not effectively connected with the Non-U.S. Holder’s conduct of a trade or business within the United States, the Post-Closing Company (or another applicable withholding agent) will be required to withhold tax from the gross amount of the dividend at a rate of 30%, unless such Non-U.S. Holder is eligible for a reduced rate of withholding tax under an applicable income tax treaty and provides proper certification of its eligibility for such reduced rate (usually on an IRS Form W-8BEN or W-8BEN-E). In the case of any constructive dividend, it is possible that this tax would be withheld from any amount owed to a Non-U.S. Holder by the applicable withholding agent, including cash distributions on other property or sale proceeds from warrants or other property subsequently paid or credited to such Non-U.S. Holder. Any distribution not constituting a dividend will be treated first as reducing (but not below zero) the Non-U.S. Holder’s adjusted tax basis in its shares of Post-Closing Company Class A common stock and, to the extent such distribution exceeds the Non-U.S. Holder’s adjusted tax basis, as gain realized from the sale or other disposition of the Post-Closing Company Class A common stock, which will be treated as described below under the section entitled “— Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities.” If the Post-Closing Company determines that it is likely to be classified as a “United States real property holding corporation” (see the section entitled “— Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities” below), the applicable withholding agent may be required to withhold 15% of any distribution that exceeds the Post-Closing Company’s current and accumulated earnings and profits.

The withholding tax generally does not apply to dividends paid to a Non-U.S. Holder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the Non-U.S. Holder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. federal income tax as if the Non-U.S. Holder were a U.S. resident, subject to an applicable income tax treaty providing otherwise. A Non-U.S. Holder that is treated as a foreign corporation for U.S. federal income tax purposes receiving effectively connected dividends may also be subject to an additional “branch profits tax” imposed at a rate of 30% (or a lower rate provided in an applicable tax treaty).

Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities

A Non-U.S. Holder generally will not be subject to U.S. federal income or withholding tax in respect of gain recognized on a sale, taxable exchange or other taxable disposition of its Post-Closing Company Securities, including an expiration or redemption of the Post-Closing Company public warrants as described below under the section entitled “— Exercise, Lapse or Redemption of Post-Closing Company Public Warrants,” or a redemption of Post-Closing Company Class A common stock that is treated as a sale of shares as described above under the section entitled “— Tax Effects to Non-U.S. Holders of Exercising Redemption Rights,” unless:

•
the gain is effectively connected with the conduct by the Non-U.S. Holder of a trade or business within the United States (and, if required by an applicable income tax treaty, is attributable to a permanent establishment or fixed base that such Non-U.S. Holder maintains in the United States);
•
such Non-U.S. Holder is an individual who was present in the United States for 183 days or more in the taxable year of such disposition (as such days are calculated pursuant to Section 7701(b)(3) of the Code) and certain other requirements are met; or
•
the Post-Closing Company is or has been a “United States real property holding corporation” for U.S. federal income tax purposes at any time during the shorter of the five-year period ending on the date of disposition or the Non-U.S. Holder’s holding period for the applicable Post-Closing Company Security being disposed of.

Unless an applicable treaty provides otherwise, gain described in the first bullet point above will be subject to tax at generally applicable U.S. federal income tax rates as if the Non-U.S. Holder were a U.S. resident. Any gains described in the first bullet point above of a Non-U.S. Holder that is treated as a foreign corporation for U.S. federal income tax purposes may also be subject to an additional “branch profits tax” imposed at a 30% rate (or a lower applicable income tax treaty rate).

If the second bullet point applies to a Non-U.S. Holder, such Non-U.S. Holder generally will be subject to U.S. tax on such Non-U.S. Holder’s net capital gain for such year (including any gain realized in connection with the redemption) at a tax rate of 30% (or a lower applicable tax treaty rate).

If the third bullet point above applies to a Non-U.S. Holder, subject to certain exceptions in the case of interests that are regularly traded on an established market, gain recognized by such holder will be subject to tax at generally applicable U.S. federal income tax rates, and a buyer of such Post-Closing Company Security or the Post-Closing Company may be required to withhold U.S. federal income tax at a rate of 15% of the amount realized upon such disposition or redemption.

Based on the nature of the business and activities of PlusAI, it generally is not expected that the Post-Closing Company would be a United States real property holding corporation after the Domestication or immediately after the business combination is completed. However, neither CCIX nor the Post-Closing Company has undertaken a formal analysis of the Post-Closing Company’s possible status as a United States real property holding corporation. Such determination is factual in nature and subject to change. Accordingly, no assurance can be provided as to whether the Post-Closing Company would be treated as a United States real property holding corporation in any taxable year.

Non-U.S. Holders should consult their tax advisors regarding the U.S. federal income tax consequences to them in respect of any loss recognized on a sale, taxable exchange or other taxable disposition of its Post-Closing Company Securities.

Exercise, Lapse or Redemption of Post-Closing Company Public Warrants

A Non-U.S. Holder generally will not recognize taxable gain or loss on the acquisition of Post-Closing Company Class A common stock upon exercise of Post-Closing Company public warrants for cash. The Non-U.S. Holder’s tax basis in the share of Post-Closing Company Class A common stock received upon exercise of Post-Closing Company public warrants generally will be an amount equal to the sum of the Non-U.S. Holder’s tax basis in such Post-Closing

Company public warrants and the exercise price. It is unclear whether the Non-U.S. Holder’s holding period for the Post-Closing Company Class A common stock received upon exercise of the Post-Closing Company public warrants will begin on the date following the date of exercise or on the date of exercise of the Post-Closing Company public warrants; in either case, the holding period will not include the period during which the Non-U.S. Holder held the Post-Closing Company public warrants. If any Post-Closing Company public warrants are allowed to lapse unexercised, a Non-U.S. Holder generally will recognize a capital loss equal to such holder’s tax basis in such lapsed Post-Closing Company public warrants and generally will be taxed as described above under “— Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities.”

Consistent with the CCIX Warrants, the Post-Closing Company public warrants may be exercised on a cashless basis in certain circumstances. The U.S. federal income tax characterization of a cashless exercise of Post-Closing Company public warrants are not clear under current tax law. A cashless exercise may not be a taxable exchange, either because the exercise is not a realization event or because the exercise is treated as a recapitalization for U.S. federal income tax purposes. If the cashless exercise is not taxable, a Non-U.S. Holder’s tax basis in the Post-Closing Company Class A common stock received would equal the Non-U.S. Holder’s tax basis in the Post-Closing Company public warrants exercised therefor. If the cashless exercise were treated as not being a realization event, it is unclear whether a Non-U.S. Holder’s holding period in the Post-Closing Company Class A common stock would be treated as commencing on the date following the date of exercise or on the date of exercise of the Post-Closing Company public warrants; in either case, the holding period would not include the Non-U.S. Holder’s holding period for the Post-Closing Company public warrants exercised therefor.

If the cashless exercise were treated as a recapitalization, the holding period of the Post-Closing Company Class A common stock would include the holding period of the Post-Closing Company public warrants exercised therefor.

It is also possible that a cashless exercise could be treated in part as a taxable exchange in which gain or loss would be recognized. In such event, a Non-U.S. Holder could be deemed to have surrendered a number of Post-Closing Company public warrants equal to the number of shares of Post-Closing Company Class A common stock having a value equal to the exercise price for the total number of Post-Closing Company public warrants to be exercised. In such case, the Non-U.S. Holder would recognize capital gain or loss with respect to the Post-Closing Company public warrants deemed surrendered in an amount equal to the difference between the fair market value of the Post-Closing Company Class A common stock that would have been received in a regular exercise of the Post-Closing Company public warrants deemed surrendered and the Non-U.S. Holder’s tax basis in the Post-Closing Company public warrants deemed surrendered. Any gain or loss recognized by a Non-U.S. Holder generally will be taxed as described above in “— Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities.” It is unclear whether a Non-U.S. Holder’s holding period for the Post-Closing Company Class A common stock would commence on the date following the date of exercise or on the date of exercise of the Post-Closing Company public warrants; in either case, the holding period would not include the Non-U.S. Holder’s holding period for the Post-Closing Company public warrants exercised therefor.

Due to the absence of authority on the U.S. federal income tax treatment of a cashless exercise, including when a Non-U.S. Holder’s holding period would commence with respect to the Post-Closing Company Class A common stock received, there can be no assurance regarding which, if any, of the alternative tax consequences and holding periods described above would be adopted by the IRS or a court of law. Accordingly, Non-U.S. Holders should consult their tax advisors regarding the tax consequences of a cashless exercise.

If the Post-Closing Company redeems Post-Closing Company public warrants for cash or if Post-Closing Company purchases Post-Closing Company public warrants in an open market transaction, such redemption or purchase generally will be treated as a taxable disposition to the Non-U.S. Holder, taxed as described above under “— Sale, Taxable Exchange or Other Taxable Disposition of Post-Closing Company Securities.”

Non-U.S. Holders should consult their tax advisors regarding the tax consequences of the exercise, lapse, or redemption of Post-Closing Company public warrants.

Possible Constructive Distributions

Similar with the CCIX Warrants, the terms of each Post-Closing Company public warrant will provide for an adjustment to the number of shares of Post-Closing Company Class A common stock for which the Post-Closing Company public warrant may be exercised or to the exercise price of the Post-Closing Company public warrant in certain events. An adjustment which has the effect of preventing dilution generally is not a taxable event. A Non-U.S. Holder of the Post-Closing Company public warrants would, however, be treated as receiving a constructive distribution from the Post-Closing Company if, for example, the adjustment increases the Non-U.S. Holder’s proportionate interest in the Post-Closing Company’s assets or earnings and profits (for example, through an increase in the number of shares of Post-Closing Company Class A common stock that would be obtained upon exercise or through a decrease in the exercise price of the Post-Closing Company public warrant), which adjustment may be made as a result of a distribution of cash or other property, such as other securities, to the holders of shares of Post-Closing Company stock, or as a result of the issuance of a stock dividend to holders of shares of Post-Closing Company stock, in each case, which is taxable to the holders of such stock as a distribution. Any constructive distribution treated as received by a Non-U.S. Holder generally would be subject to U.S. federal income tax (including any applicable withholding) in the same manner as if such Non-U.S. Holder received a corporate distribution from Post-Closing Company equal to the fair market value of such increased interest without any corresponding receipt of cash, the U.S. federal income tax consequences of which are described above under “— Taxation of Distributions.”

Information Reporting and Backup Withholding

Information returns will be filed with the IRS in connection with payments of distributions and the proceeds from a sale or other disposition of Post-Closing Company Securities. A Non-U.S. Holder may have to comply with certification procedures to establish that it is not a U.S. person in order to avoid information reporting and backup withholding requirements. The certification procedures required to claim a reduced rate of withholding under a treaty generally will satisfy the certification requirements necessary to avoid the backup withholding as well.

Backup withholding is not an additional tax. The amount of any backup withholding from a payment to a Non-U.S. Holder generally will be allowed as a credit against such Non-U.S. Holder’s U.S. federal income tax liability and may entitle such Non-U.S. Holder to a refund, provided that the required information is timely furnished to the IRS.

De-SPAC, Federal Income Taxes Consequences, Target Company [Text Block]

MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS OF THE MERGER

The following is a discussion of the material U.S. federal income tax consequences of the Merger to U.S. and Non-U.S. Holders (each as defined below, and together, “Holders”) of PlusAI Class A common stock who exchange in the Merger such shares of PlusAI Class A common stock for (1) Post-Closing Company Class A common stock in the Merger and (2) a contingent right to receive Earnout Shares that are shares of Post-Closing Company Class A common stock (an “Earnout Right”). This summary is based upon current provisions of the Code, existing Treasury Regulations promulgated thereunder, judicial decisions, and published rulings and administrative pronouncements of the IRS, all in effect as of the date hereof and all of which are subject to differing interpretations or change. Any such change or differing interpretation, which may be retroactive, could alter the tax consequences to PlusAI stockholders from the following summary. This discussion assumes that the Merger will be consummated in accordance with the Merger Agreement and as described in this proxy statement/prospectus.

This discussion applies only to stockholders who hold their PlusAI Class A common stock as a “capital asset” within the meaning of Section 1221 of the Code (generally, property held for investment) and does not purport to address all U.S. federal income tax consequences relevant to Holders of PlusAI Class A common stock. In addition, it does not address consequences relevant to PlusAI stockholders that are subject to particular U.S. or non-U.S. tax rules, including, without limitation, to PlusAI stockholders that are:

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brokers, dealers or traders in securities; banks; insurance companies; other financial institutions; mutual funds;
•
real estate investment trusts; regulated investment companies;
•
tax-exempt organizations or governmental organizations;
•
pass-through entities such as partnerships, S corporations, disregarded entities for U.S. federal income tax purposes (and investors therein);
•
persons who are subject to the alternative minimum tax provisions of the Code;
•
persons who hold or sell their PlusAI Class A common stock as part of a hedge, wash sale, constructive sale, synthetic security, conversion transaction, or other integrated transaction or risk reduction strategy;
•
PlusAI U.S. Holders (as defined below) that have a functional currency other than the U.S. dollar;
•
traders in securities who elect to apply a mark-to-market method of accounting;
•
persons who elect to apply the provisions of Section 1400Z-2 of the Code to any gains realized in the Merger;
•
persons who directly or constructively own five percent or more of PlusAI Class A common stock (except as described below);
•
controlled foreign corporations, passive foreign investment companies (and investors therein);
•
persons holding PlusAI Class A common stock in connection with a trade or business conducted outside the U.S.;
•
persons subject to special tax accounting rules as a result of any item of gross income with respect to PlusAI Class A common stock being taken into account in an “applicable financial statement” (as defined in the Code);
•
persons who acquired their shares of PlusAI Class A common stock pursuant to the exercise of options or otherwise as compensation or through a tax-qualified retirement plan or through the exercise of a warrant or conversion rights under convertible instruments;
•
persons who acquired their shares of PlusAI Class A common stock upon conversion of SAFEs, indebtedness or warrants; and
•
certain expatriates or former citizens or long-term residents of the United States.

PlusAI stockholders, including in particular those subject to special U.S. or non-U.S. tax rules that are described in the list above, are urged to consult their own tax advisors regarding the consequences to them of the Merger.

If a partnership or other pass-through entity (or any entity or arrangement treated as a partnership or other pass-through entity for U.S. federal income tax purposes) holds PlusAI Class A common stock, the tax treatment of such partnership or other pass-through entity and a person treated as a partner of such partnership or owner of such other pass-through entity will generally depend on the status of the partner or owner, the activities of the partnership or other pass-through entity and certain determinations made at the partner or owner level. Partnerships and other pass-through entities holding any PlusAI Class A common stock and persons that are treated as partners of such partnerships or owners of such other pass-through entities should consult their tax advisors as to the particular U.S. federal income tax consequences to them of the Merger.

In addition, the following discussion does not address: (1) the tax consequences of transactions effectuated before, after or at the same time as the Merger, whether or not they are in connection with the Merger, including, without limitation, any transactions in which shares of Post-Closing Company Class A common stock are acquired or disposed of other than in exchange for shares of PlusAI Class A common stock in the Merger; (2) the tax consequences to Holders of PlusAI Class B common stock, PlusAI SAFEs, convertible debt issued by PlusAI, PlusAI RSUs, PlusAI options or PlusAI warrants; (3) the tax consequences of the ownership of shares of Post-Closing Company Class A common stock following the Merger; (4) any U.S. federal non-income tax consequences of the Merger, including estate or gift tax consequences; (5) any state, local, non-U.S. or other tax consequences of the Merger; (6) the Medicare contribution tax on net investment income; or (7) any payment to any holders of Dissenting Shares.

Definitions of “PlusAI U.S. Holder” and “PlusAI Non-U.S. Holder”

For purposes of this discussion, a “PlusAI U.S. Holder” is a beneficial owner of PlusAI Class A common stock that for U.S. federal income tax purposes is, or is treated as:

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an individual who is a citizen or resident of the United States;
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a corporation or any other entity taxable as a corporation created or organized in or under the laws of the United States, any state thereof, or the District of Columbia;
•
a trust if (1) a U.S. court can exercise primary supervision over the administration of such trust and one or more “United States persons” (within the meaning of Section 7701(a)(30) of the Code) have the authority to control all substantial decisions of the trust or (2) it has a valid election in place to be treated as a United States person; or
•
an estate, the income of which is subject to U.S. federal income tax regardless of its source.

For purposes of this discussion, a “PlusAI Non-U.S. Holder” is a beneficial owner (not including a partnership) of PlusAI Class A common stock that for U.S. federal income tax purposes is, or is treated as:

•
a non-resident alien individual, other than certain former citizens and residents of the U.S. subject to U.S. tax as expatriates;
•
a foreign corporation; or
•
an estate or trust that is not a U.S. Holder.

but does not include an individual who is present in the U.S. for 183 days or more in the taxable year of disposition. If you are such an individual, you should consult your tax advisor regarding the U.S. federal income tax consequences of a Merger and whether you are treated as a resident for U.S. federal income tax purposes.

ALL HOLDERS SHOULD CONSULT THEIR OWN TAX ADVISORS WITH RESPECT TO THE APPLICATION OF THE U.S. FEDERAL INCOME TAX LAWS TO THEIR PARTICULAR SITUATIONS AS WELL AS ANY TAX CONSEQUENCES OF THE MERGER ARISING UNDER THE U.S. FEDERAL ESTATE OR GIFT TAX LAWS OR UNDER THE LAWS OF ANY STATE, LOCAL OR NON-U.S. TAXING JURISDICTION OR UNDER ANY APPLICABLE INCOME TAX TREATY.

General

Each of PlusAI and CCIX intends for the Merger, taken together as an integrated transaction, to qualify as a single “reorganization” pursuant to Section 368(a) of the Code. PlusAI and CCIX cannot guarantee that the IRS will not challenge the intended tax treatment of the Merger, and that such a challenge will not be successful. None of PlusAI, CCIX, Merger Sub I, or Merger Sub II intend to obtain a ruling from the IRS with respect to the tax consequences of the Merger. Further, the closing of the Merger is not conditioned upon obtaining an opinion from counsel that the Merger will qualify as a reorganization. Accordingly, no assurance can be given that the IRS will not challenge the Merger’s qualification as a “reorganization” within the meaning of Section 368(a) of the Code or that a court would not sustain such a challenge.

The following discussion assumes that the Earnout Right will be treated as consideration that can be received on a tax-deferred basis under the reorganization provisions of the Code, as opposed to taxable “boot.” If the Earnout Right is treated as taxable “boot,” the tax consequences described below could be materially different, including that both PlusAI U.S. Holders and PlusAI Non-U.S. Holders would be required to recognize gain or loss with respect to the Earnout Right, and PlusAI Non-U.S. Holders would be subject to withholding. Holders of PlusAI Class A common stock should consult their own tax advisors as to the consequences of the possible receipt of any Earnout Right, including the application of the installment sale rules.

Consequences to Holders of PlusAI Class A Common Stock if the Merger Qualifies as a Reorganization

Assuming the Merger qualifies as a “reorganization” under Section 368(a) of the Code, the U.S. federal income tax consequences of the Merger to Holders of PlusAI Class A common stock are as follows:

•
other than as described below relating to imputed interest, Holders of PlusAI Class A common stock will not recognize gain or loss upon the exchange of their PlusAI Class A common stock for Post-Closing Company Class A common stock and the Earnout Right in the Merger. Holders of PlusAI Class A common stock will obtain a basis in the Post-Closing Company Class A common stock they receive in the Merger (other than Earnout Shares that are treated as imputed interest, as described below) equal to their basis in the PlusAI common stock exchanged therefor. For this purpose, IRS guidance indicates that at the time of the Merger, the Holders of PlusAI Class A common stock should be treated as receiving the maximum number of Earnout Shares they could receive under the terms of the Merger Agreement, and that adjustments to each Holder’s tax basis in shares of Post-Closing Company Class A common stock actually received should be made if the maximum number of Earnout Shares ultimately is not issued. Except to the extent of Earnout Shares treated as imputed interest (as described below), the holding period of the shares of Post-Closing Company Class A common stock received by a Holder of PlusAI Class A common stock in the Merger will include the holding period of the shares of PlusAI Class A common stock surrendered in exchange therefor;
•
if a Holder of PlusAI Class A common stock acquired different blocks of shares of PlusAI Class A common stock at different times or at different prices, such Holder should consult its own tax advisor regarding the manner in which its basis and holding period should be allocated among its Post-Closing Company Class A common stock in light of its specific circumstances; and
•
a portion of the Earnout Shares (if any) actually received by a Holder of PlusAI Class A common stock six months or more after the Closing should be characterized as ordinary interest income for U.S. federal income tax purposes, even though there will not be any corresponding receipt of cash. A Holder’s tax basis in that portion of the Earnout Shares should be equal to the fair market value thereof on the date of receipt, and the Holder’s holding period for those Earnout Shares (or portions thereof) should begin on the day following receipt.

Consequences to PlusAI U.S. Holders if the Merger Does Not Qualify as a Reorganization

If the Merger does not qualify as a reorganization within the meaning of Section 368(a) of the Code, then each PlusAI U.S. Holder will be treated as exchanging his, her or its PlusAI Class A common stock in a fully taxable transaction in exchange for Post-Closing Company Class A common stock and the Earnout Right. PlusAI U.S. Holders generally will recognize capital gain or loss in such exchange equal to the difference between (1) the fair market value of the Post-Closing Company Class A common stock and Earnout Right received in the Merger (subject to the potential application of the “installment method” to the Earnout Right) and (2) such U.S. Holder’s tax basis in the PlusAI Class A common stock surrendered in the Merger. Gain or loss must be calculated separately for shares of PlusAI Class A common stock acquired by PlusAI U.S. Holders at different times for different prices and exchanged by such PlusAI U.S. Holder in connection with the Merger. Any gain or loss recognized generally would be long-term capital gain or loss if the PlusAI U.S. Holder’s holding period in a particular block of PlusAI Class A common stock exceeds one year at the time of the Merger. Long-term capital gain of non-corporate PlusAI U.S. Holders (including individuals) generally is taxed at reduced U.S. federal income tax rates. The deductibility of capital losses is subject to limitations. The aggregate tax basis of a PlusAI U.S. Holder in the Post-Closing Company Class A common stock and Earnout Right received in the Merger will equal its fair market value at the Effective Time, and the holding period of Post-Closing Company Class A common stock received in the Merger will begin on the day after the consummation of the Merger.

Consequences to PlusAI Non-U.S. Holders if the Merger Does Not Qualify as a Reorganization

If the Merger does not qualify as a reorganization under Section 368(a) of the Code, PlusAI Non-U.S. Holders will generally not be subject to U.S. federal income tax in connection with the Merger, except to the extent described below.

If gain recognized upon the exchange of the PlusAI Non-U.S. Holder’s shares of PlusAI Class A common stock for shares of Post-Closing Company Class A common stock is effectively connected with the PlusAI Non-U.S. Holder’s conduct of a trade or business within the United States (and, if required by an applicable income tax treaty, the PlusAI Non-U.S. Holder maintains a permanent establishment in the United States to which such gain is attributable), such gain will be subject to U.S. federal income tax on a net income basis at the regular graduated rates applicable to U.S. Holders. A PlusAI Non-U.S. Holder that is a corporation also may be subject to a branch profits tax at a rate of 30% (or such lower rate specified by an applicable income tax treaty) on such effectively connected gain, as adjusted for certain items. In addition, if PlusAI is or has been a “United States real property holding corporation” for U.S. federal income tax purposes at any time during the shorter of the five-year period ending on the date of the Merger or the period that the PlusAI Non-U.S. Holder held PlusAI Class A common stock, any gain recognized by such Non-U.S. Holder with respect to such Non-U.S. Holder’s PlusAI Class A common stock as a result of the Merger would generally be subject to tax at applicable U.S. federal income tax rates and a U.S. federal withholding tax could apply. However, PlusAI believes that it is not, and has not been at any time since its formation, a United States real property holding corporation and neither PlusAI nor the Post-Closing Company expects to be a United States real property holding corporation immediately after the business combination is completed.

Notwithstanding the foregoing, a PlusAI Non-U.S. Holder may be subject to U.S. federal income tax (and withholding with respect thereto) for any Earnout Shares treated as imputed interest.

Information Reporting for PlusAI U.S. Holders

Each PlusAI U.S. Holder who receives shares of Post-Closing Company Class A common stock in the Merger is required to retain permanent records pertaining to the Merger, and make such records available to any authorized IRS officers and employees. Such records should specifically include information regarding the amount, basis, and fair market value of all shares of PlusAI Class A common stock that are exchanged in the Merger, and relevant facts regarding any liabilities assumed or extinguished as part of such reorganization. PlusAI U.S. Holders who owned immediately before the Merger at least one percent (by vote or value) of the total outstanding stock of PlusAI or securities of PlusAI with a basis of $1.0 million or more, are required to attach a statement to their tax returns for the year in which the Merger is consummated that contains the information listed in Treasury Regulations Section 1.368-3(b). Such statement must include the PlusAI U.S. Holder’s tax basis in such Holder’s PlusAI Class A common stock or securities surrendered in the Merger, the fair market value of such stock or securities, the date of the Merger and the name and employer identification number of each of PlusAI and the Post-Closing Company. PlusAI U.S. Holders are urged to consult with their own tax advisors to comply with these rules.
De-SPAC, Federal Income Taxes Consequences, Target Company Security Holders [Text Block]

Definitions of “PlusAI U.S. Holder” and “PlusAI Non-U.S. Holder”

For purposes of this discussion, a “PlusAI U.S. Holder” is a beneficial owner of PlusAI Class A common stock that for U.S. federal income tax purposes is, or is treated as:

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an individual who is a citizen or resident of the United States;
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a corporation or any other entity taxable as a corporation created or organized in or under the laws of the United States, any state thereof, or the District of Columbia;
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a trust if (1) a U.S. court can exercise primary supervision over the administration of such trust and one or more “United States persons” (within the meaning of Section 7701(a)(30) of the Code) have the authority to control all substantial decisions of the trust or (2) it has a valid election in place to be treated as a United States person; or
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an estate, the income of which is subject to U.S. federal income tax regardless of its source.

For purposes of this discussion, a “PlusAI Non-U.S. Holder” is a beneficial owner (not including a partnership) of PlusAI Class A common stock that for U.S. federal income tax purposes is, or is treated as:

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a non-resident alien individual, other than certain former citizens and residents of the U.S. subject to U.S. tax as expatriates;
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a foreign corporation; or
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an estate or trust that is not a U.S. Holder.

but does not include an individual who is present in the U.S. for 183 days or more in the taxable year of disposition. If you are such an individual, you should consult your tax advisor regarding the U.S. federal income tax consequences of a Merger and whether you are treated as a resident for U.S. federal income tax purposes.

ALL HOLDERS SHOULD CONSULT THEIR OWN TAX ADVISORS WITH RESPECT TO THE APPLICATION OF THE U.S. FEDERAL INCOME TAX LAWS TO THEIR PARTICULAR SITUATIONS AS WELL AS ANY TAX CONSEQUENCES OF THE MERGER ARISING UNDER THE U.S. FEDERAL ESTATE OR GIFT TAX LAWS OR UNDER THE LAWS OF ANY STATE, LOCAL OR NON-U.S. TAXING JURISDICTION OR UNDER ANY APPLICABLE INCOME TAX TREATY.

General

Each of PlusAI and CCIX intends for the Merger, taken together as an integrated transaction, to qualify as a single “reorganization” pursuant to Section 368(a) of the Code. PlusAI and CCIX cannot guarantee that the IRS will not challenge the intended tax treatment of the Merger, and that such a challenge will not be successful. None of PlusAI, CCIX, Merger Sub I, or Merger Sub II intend to obtain a ruling from the IRS with respect to the tax consequences of the Merger. Further, the closing of the Merger is not conditioned upon obtaining an opinion from counsel that the Merger will qualify as a reorganization. Accordingly, no assurance can be given that the IRS will not challenge the Merger’s qualification as a “reorganization” within the meaning of Section 368(a) of the Code or that a court would not sustain such a challenge.

The following discussion assumes that the Earnout Right will be treated as consideration that can be received on a tax-deferred basis under the reorganization provisions of the Code, as opposed to taxable “boot.” If the Earnout Right is treated as taxable “boot,” the tax consequences described below could be materially different, including that both PlusAI U.S. Holders and PlusAI Non-U.S. Holders would be required to recognize gain or loss with respect to the Earnout Right, and PlusAI Non-U.S. Holders would be subject to withholding. Holders of PlusAI Class A common stock should consult their own tax advisors as to the consequences of the possible receipt of any Earnout Right, including the application of the installment sale rules.

Consequences to Holders of PlusAI Class A Common Stock if the Merger Qualifies as a Reorganization

Assuming the Merger qualifies as a “reorganization” under Section 368(a) of the Code, the U.S. federal income tax consequences of the Merger to Holders of PlusAI Class A common stock are as follows:

•
other than as described below relating to imputed interest, Holders of PlusAI Class A common stock will not recognize gain or loss upon the exchange of their PlusAI Class A common stock for Post-Closing Company Class A common stock and the Earnout Right in the Merger. Holders of PlusAI Class A common stock will obtain a basis in the Post-Closing Company Class A common stock they receive in the Merger (other than Earnout Shares that are treated as imputed interest, as described below) equal to their basis in the PlusAI common stock exchanged therefor. For this purpose, IRS guidance indicates that at the time of the Merger, the Holders of PlusAI Class A common stock should be treated as receiving the maximum number of Earnout Shares they could receive under the terms of the Merger Agreement, and that adjustments to each Holder’s tax basis in shares of Post-Closing Company Class A common stock actually received should be made if the maximum number of Earnout Shares ultimately is not issued. Except to the extent of Earnout Shares treated as imputed interest (as described below), the holding period of the shares of Post-Closing Company Class A common stock received by a Holder of PlusAI Class A common stock in the Merger will include the holding period of the shares of PlusAI Class A common stock surrendered in exchange therefor;
•
if a Holder of PlusAI Class A common stock acquired different blocks of shares of PlusAI Class A common stock at different times or at different prices, such Holder should consult its own tax advisor regarding the manner in which its basis and holding period should be allocated among its Post-Closing Company Class A common stock in light of its specific circumstances; and
•
a portion of the Earnout Shares (if any) actually received by a Holder of PlusAI Class A common stock six months or more after the Closing should be characterized as ordinary interest income for U.S. federal income tax purposes, even though there will not be any corresponding receipt of cash. A Holder’s tax basis in that portion of the Earnout Shares should be equal to the fair market value thereof on the date of receipt, and the Holder’s holding period for those Earnout Shares (or portions thereof) should begin on the day following receipt.

Consequences to PlusAI U.S. Holders if the Merger Does Not Qualify as a Reorganization

If the Merger does not qualify as a reorganization within the meaning of Section 368(a) of the Code, then each PlusAI U.S. Holder will be treated as exchanging his, her or its PlusAI Class A common stock in a fully taxable transaction in exchange for Post-Closing Company Class A common stock and the Earnout Right. PlusAI U.S. Holders generally will recognize capital gain or loss in such exchange equal to the difference between (1) the fair market value of the Post-Closing Company Class A common stock and Earnout Right received in the Merger (subject to the potential application of the “installment method” to the Earnout Right) and (2) such U.S. Holder’s tax basis in the PlusAI Class A common stock surrendered in the Merger. Gain or loss must be calculated separately for shares of PlusAI Class A common stock acquired by PlusAI U.S. Holders at different times for different prices and exchanged by such PlusAI U.S. Holder in connection with the Merger. Any gain or loss recognized generally would be long-term capital gain or loss if the PlusAI U.S. Holder’s holding period in a particular block of PlusAI Class A common stock exceeds one year at the time of the Merger. Long-term capital gain of non-corporate PlusAI U.S. Holders (including individuals) generally is taxed at reduced U.S. federal income tax rates. The deductibility of capital losses is subject to limitations. The aggregate tax basis of a PlusAI U.S. Holder in the Post-Closing Company Class A common stock and Earnout Right received in the Merger will equal its fair market value at the Effective Time, and the holding period of Post-Closing Company Class A common stock received in the Merger will begin on the day after the consummation of the Merger.

Consequences to PlusAI Non-U.S. Holders if the Merger Does Not Qualify as a Reorganization

If the Merger does not qualify as a reorganization under Section 368(a) of the Code, PlusAI Non-U.S. Holders will generally not be subject to U.S. federal income tax in connection with the Merger, except to the extent described below.

If gain recognized upon the exchange of the PlusAI Non-U.S. Holder’s shares of PlusAI Class A common stock for shares of Post-Closing Company Class A common stock is effectively connected with the PlusAI Non-U.S. Holder’s conduct of a trade or business within the United States (and, if required by an applicable income tax treaty, the PlusAI Non-U.S. Holder maintains a permanent establishment in the United States to which such gain is attributable), such gain will be subject to U.S. federal income tax on a net income basis at the regular graduated rates applicable to U.S. Holders. A PlusAI Non-U.S. Holder that is a corporation also may be subject to a branch profits tax at a rate of 30% (or such lower rate specified by an applicable income tax treaty) on such effectively connected gain, as adjusted for certain items. In addition, if PlusAI is or has been a “United States real property holding corporation” for U.S. federal income tax purposes at any time during the shorter of the five-year period ending on the date of the Merger or the period that the PlusAI Non-U.S. Holder held PlusAI Class A common stock, any gain recognized by such Non-U.S. Holder with respect to such Non-U.S. Holder’s PlusAI Class A common stock as a result of the Merger would generally be subject to tax at applicable U.S. federal income tax rates and a U.S. federal withholding tax could apply. However, PlusAI believes that it is not, and has not been at any time since its formation, a United States real property holding corporation and neither PlusAI nor the Post-Closing Company expects to be a United States real property holding corporation immediately after the business combination is completed.

Notwithstanding the foregoing, a PlusAI Non-U.S. Holder may be subject to U.S. federal income tax (and withholding with respect thereto) for any Earnout Shares treated as imputed interest.

Information Reporting for PlusAI U.S. Holders

Each PlusAI U.S. Holder who receives shares of Post-Closing Company Class A common stock in the Merger is required to retain permanent records pertaining to the Merger, and make such records available to any authorized IRS officers and employees. Such records should specifically include information regarding the amount, basis, and fair market value of all shares of PlusAI Class A common stock that are exchanged in the Merger, and relevant facts regarding any liabilities assumed or extinguished as part of such reorganization. PlusAI U.S. Holders who owned immediately before the Merger at least one percent (by vote or value) of the total outstanding stock of PlusAI or securities of PlusAI with a basis of $1.0 million or more, are required to attach a statement to their tax returns for the year in which the Merger is consummated that contains the information listed in Treasury Regulations Section 1.368-3(b). Such statement must include the PlusAI U.S. Holder’s tax basis in such Holder’s PlusAI Class A common stock or securities surrendered in the Merger, the fair market value of such stock or securities, the date of the Merger and the name and employer identification number of each of PlusAI and the Post-Closing Company. PlusAI U.S. Holders are urged to consult with their own tax advisors to comply with these rules.
De-SPAC Transactions, Material Interests [Line Items]
De-SPAC or Related Financing Transactions, Material Interests, Sponsor or SPAC's Officers or Directors [Text Block]

In considering the recommendation of the PlusAI Board with respect to approving the Transactions, PlusAI stockholders should be aware that certain members of the PlusAI Board and certain executive officers of PlusAI have interests in the Transactions that are different from, or in addition to, the interests of PlusAI stockholders generally. These interests include, among other things:

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Certain of PlusAI’s directors and executive officers are expected to become directors and/or executive officers of the Post-Closing Company upon the Closing. Each of David Liu, Hao Zheng and Richard Lim are expected to become directors of the Post-Closing Company, effective as of the Effective Time, and all of PlusAI’s executive officers are expected to become the executive officers of the Post-Closing Company, effective as of the Effective Time.
Certain of PlusAI’s directors and executive officers hold restricted stock units (“RSU”) covering shares of PlusAI Class A common stock, which RSUs at the Effective Time will be assumed by CCIX and converted into RSUs covering shares of Post-Closing Company Class A common stock. The treatment of such equity awards in connection with the Transactions is described in the section entitled “Proposal No. 1—The Business Combination Proposal—General—Treatment of PlusAI Options, PlusAI RSUs and PlusAI
De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Redemption Rights

Pursuant to the CCIX current articles of association, any holder of CCIX public shares that is not a CCIX founder, officer or director may, contemporaneously with the vote on the business combination proposal, demand that CCIX redeem such shares for cash if the business combination is consummated. Holders of CCIX public shares will be entitled to receive cash for these shares only if they demand in writing that CCIX redeem their CCIX public shares for cash and deliver their CCIX public shares to Continental Stock Transfer & Trust Company, CCIX’s transfer agent, no later than the second business day prior to the vote on the business combination proposal. If the business combination is not completed, the CCIX public shares will not be redeemed. If a holder of CCIX public shares properly exercises their redemption rights and the business combination is consummated, CCIX will redeem such shares for cash in an amount equal to their pro rata portion of the funds held in the trust account, net of permitted withdrawals, calculated as of two business days prior to the consummation of the business combination. As of the CCIX record date, this would amount to approximately $ per share. In such case, such holder of CCIX public shares will be exchanging their shares for cash and will no longer own such shares. Please see the section entitled “Extraordinary General Meeting of CCIX — Redemption Rights” for a detailed description of the procedures to be followed if you wish to redeem your CCIX public shares for cash.

Notwithstanding the foregoing, a holder of CCIX public shares, together with any affiliate of such holder or any other person with whom such holder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act), will be restricted from seeking redemption rights with respect to more than 15% of the CCIX public shares.

Accordingly, all CCIX public shares in excess of 15% held by a CCIX public shareholder, together with any affiliate of such holder or any other person with whom such holder is acting in concert or was a “group,” will not be redeemed for cash.

The business combination will not be consummated if CCIX has net tangible assets of less than $5,000,001 after taking into account holders of CCIX public shares that have properly demanded redemption of their shares for cash on the date that is two business days prior to the date of the extraordinary general meeting.

Pursuant to the Sponsor Agreement, the Sponsor and the Insiders have agreed to waive their redemption rights with respect to all of their CCIX Ordinary Shares in connection with the consummation of the business combination and, because of this, such CCIX Ordinary Shares are excluded from the pro rata calculation used to determine the per share redemption price. As is customary in transactions of this type, the Sponsor and the Insiders did not receive any consideration for waiving their redemption rights.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]	Appraisal Rights of CCIX Shareholders CCIX shareholders do not have appraisal rights in connection with the Transactions under the DGCL or the Companies Act.